UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-02753

Guggenheim Variable Funds Trust

(Exact name of registrant as specified in charter)

702 King Farm Boulevard, Suite 200

Rockville, Maryland 20850

(Address of principal executive offices) (Zip code)

Amy J. Lee, Chief Legal Officer

Guggenheim Variable Funds Trust

702 King Farm Boulevard, Suite 200

Rockville, Maryland 20850

(Name and address of agent for service)

Registrant’s telephone number, including area code: 301-296-5100

Date of fiscal year end: December 31

Date of reporting period: September 30, 2018

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Attached hereto.

Series A (StylePlus—Large Core Series)
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2018

	Shares	Value
COMMON STOCKS† - 20.6%
Consumer, Non-cyclical - 6.1%
Procter & Gamble Co.	9,977	$830,386
Pfizer, Inc.	18,643	821,597
Mondelez International, Inc. — Class A	13,036	560,027
Amgen, Inc.	2,701	559,890
AbbVie, Inc.	5,520	522,082
Altria Group, Inc.	8,643	521,259
Sysco Corp.	7,002	512,896
Archer-Daniels-Midland Co.	10,092	507,325
Humana, Inc.	1,451	491,192
Kroger Co.	16,671	485,293
Molson Coors Brewing Co. — Class B	7,889	485,174
Tyson Foods, Inc. — Class A	8,042	478,740
Mylan N.V.*	13,019	476,495
Gilead Sciences, Inc.	6,051	467,198
United Rentals, Inc.*	2,816	460,698
Western Union Co.	21,942	418,214
Quanta Services, Inc.*	12,406	414,112
Kimberly-Clark Corp.	3,425	389,217
PepsiCo, Inc.	3,328	372,070
HCA Healthcare, Inc.	2,343	325,958
UnitedHealth Group, Inc.	1,190	316,588
Philip Morris International, Inc.	3,459	282,047
Allergan plc	1,301	247,815
Johnson & Johnson	1,684	232,678
JM Smucker Co.	1,655	169,820
WellCare Health Plans, Inc.*	435	139,413
Vertex Pharmaceuticals, Inc.*	717	138,195
Estee Lauder Companies, Inc. — Class A	946	137,473
Alexion Pharmaceuticals, Inc.*	988	137,342
Edwards Lifesciences Corp.*	786	136,843
Anthem, Inc.	497	136,203
Illumina, Inc.*	370	135,812
Bristol-Myers Squibb Co.	2,177	135,148
Abbott Laboratories	1,841	135,056
CVS Health Corp.	1,710	134,611
Thermo Fisher Scientific, Inc.	551	134,488
Intuitive Surgical, Inc.*	234	134,316
Monster Beverage Corp.*	2,300	134,044
Kraft Heinz Co.	2,431	133,972
Danaher Corp.	1,231	133,760
Becton Dickinson and Co.	512	133,632
Medtronic plc	1,352	132,996
Kellogg Co.	1,865	130,587
Cigna Corp.	536	111,622
Total Consumer, Non-cyclical		13,894,284
Technology - 4.0%
Apple, Inc.	8,531	1,925,788
Microsoft Corp.	10,134	1,159,025
Intel Corp.	16,347	773,050
Oracle Corp.	13,844	713,797
International Business Machines Corp.	4,412	667,138
HP, Inc.	19,964	514,472
QUALCOMM, Inc.	6,997	503,994
DXC Technology Co.	5,258	491,728
NetApp, Inc.	5,668	486,825
Seagate Technology plc	9,086	430,222
Western Digital Corp.	5,898	345,269
Applied Materials, Inc.	6,543	252,887
Qorvo, Inc.*	2,973	228,594
Lam Research Corp.	1,411	214,049
Broadcom, Inc.	825	203,552
Skyworks Solutions, Inc.	2,203	199,834
Micron Technology, Inc.*	3,752	169,703
Total Technology		9,279,927
Communications - 2.8%
Amazon.com, Inc.*	553	1,107,659
Alphabet, Inc. — Class C*	819	977,452
Cisco Systems, Inc.	17,557	854,148
Verizon Communications, Inc.	15,970	852,638
Juniper Networks, Inc.	15,745	471,878
Omnicom Group, Inc.	5,505	374,450
Walt Disney Co.	2,827	330,589
Discovery, Inc. — Class A*	10,227	327,264
Facebook, Inc. — Class A*	1,839	302,442
eBay, Inc.*	8,345	275,552
News Corp. — Class A	19,294	254,488
Comcast Corp. — Class A	5,735	203,076
AT&T, Inc.	4,022	135,059
Total Communications		6,466,695
Industrial - 2.7%
Caterpillar, Inc.	4,002	610,265
Johnson Controls International plc	14,281	499,835
Cummins, Inc.	3,325	485,683
Parker-Hannifin Corp.	2,640	485,575
Textron, Inc.	6,720	480,278
WestRock Co.	8,823	471,501
Dover Corp.	5,314	470,448
Masco Corp.	12,572	460,135
Snap-on, Inc.	2,286	419,710
Pentair plc	9,567	414,729
Norfolk Southern Corp.	2,227	401,974
Huntington Ingalls Industries, Inc.	1,281	328,039
Eaton Corporation plc	2,850	247,181
United Technologies Corp.	1,483	207,338
FedEx Corp.	624	150,253
Total Industrial		6,132,944
Energy - 2.0%
Exxon Mobil Corp.	12,797	1,088,001
Chevron Corp.	7,067	864,153
Occidental Petroleum Corp.	6,884	565,658
Phillips 66	4,659	525,163
Valero Energy Corp.	4,575	520,406
ConocoPhillips	4,807	372,062
HollyFrontier Corp.	4,698	328,390
Williams Companies, Inc.	6,069	165,016
Marathon Petroleum Corp.	1,086	86,847
Total Energy		4,515,696
Financial - 1.3%
MetLife, Inc.	11,346	530,085
Prudential Financial, Inc.	4,575	463,539
JPMorgan Chase & Co.	3,984	449,554
Berkshire Hathaway, Inc. — Class B*	1,500	321,165
Bank of America Corp.	8,908	262,430

Series A (StylePlus—Large Core Series)
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2018

	Shares	Value
COMMON STOCKS† - 20.6% (continued)
Financial - 1.3% (continued)
Citigroup, Inc.	2,468	$177,054
Visa, Inc. — Class A	925	138,833
Principal Financial Group, Inc.	2,311	135,402
Allstate Corp.	1,356	133,837
Travelers Companies, Inc.	1,026	133,083
State Street Corp.	1,555	130,278
Bank of New York Mellon Corp.	2,524	128,699
Total Financial		3,003,959
Consumer, Cyclical - 1.3%
Delta Air Lines, Inc.	8,958	518,041
Southwest Airlines Co.	8,188	511,341
PACCAR, Inc.	7,166	488,650
United Continental Holdings, Inc.*	5,457	486,000
Alaska Air Group, Inc.	2,672	183,994
NIKE, Inc. — Class B	1,602	135,721
Costco Wholesale Corp.	573	134,586
TJX Companies, Inc.	1,199	134,312
General Motors Co.	3,978	133,939
Walmart, Inc.	1,418	133,165
PulteGroup, Inc.	5,254	130,142
Total Consumer, Cyclical		2,989,891
Basic Materials - 0.4%
LyondellBasell Industries N.V. — Class A	4,230	433,617
Praxair, Inc.	824	132,441
Eastman Chemical Co.	1,372	131,328
DowDuPont, Inc.	2,005	128,942
Total Basic Materials		826,328
Total Common Stocks
(Cost $44,160,849)		47,109,724

MUTUAL FUNDS† - 74.6%
Guggenheim Variable Insurance Strategy Fund III[1]	2,977,556	74,677,114
Guggenheim Strategy Fund III[1]	2,664,801	66,620,029
Guggenheim Strategy Fund II1	1,078,544	26,942,032
Guggenheim Strategy Fund I1	101,702	2,547,632
Total Mutual Funds
(Cost $170,241,735)		170,786,807

MONEY MARKET FUND† - 4.5%
Dreyfus Treasury Prime Cash Management Fund — Institutional Class 1.91%[2]	10,344,614	10,344,614
Total Money Market Fund
(Cost $10,344,614)		10,344,614
Total Investments - 99.7%
(Cost $224,747,198)		$228,241,145
Other Assets & Liabilities, net - 0.3%		709,049
Total Net Assets - 100.0%		$228,950,194

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation**
Equity Futures Contracts Purchased†
S&P 500 Index Mini Futures Contracts	39	Dec 2018	$5,692,050	$7,634

Total Return Swap Agreements
Counterparty	Index	Financing Rate Pay	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Appreciation
OTC Equity Index Swap Agreements††
Wells Fargo Bank, N.A.	S&P 500 Index	2.36%	At Maturity	01/02/19	61,136	$178,149,081	$11,448,939

*	Non-income producing security.
**	Includes cumulative appreciation (depreciation).
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Affiliated issuer.
[2]	Rate indicated is the 7-day yield as of September 30, 2018.

plc — Public Limited Company

See Sector Classification in Other Information section.

Series A (StylePlus—Large Core Series)
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2018

The following table summarizes the inputs used to value the Fund's investments at September 30, 2018 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$47,109,724	$—	$—	$47,109,724
Mutual Funds	170,786,807	—	—	170,786,807
Money Market Fund	10,344,614	—	—	10,344,614
Equity Futures Contracts**	7,634	—	—	7,634
Equity Index Swap Agreements**	—	11,448,939	—	11,448,939
Total Assets	$228,248,779	$11,448,939	$—	$239,697,718

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

For the period ended September 30, 2018, there were no transfers between levels.

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a portfolio company of a fund, or control of or by, or common control under Guggenheim Investments (“GI”), result in that portfolio company being considered an affiliated company of such fund, as defined in the 1940 Act.

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund I, Guggenheim Strategy Fund II, Guggenheim Strategy Fund III and Guggenheim Variable Insurance Strategy Fund III, (collectively, the “Cash Management Funds”), each of which are open-end management investment companies managed by GI. The Cash Management Funds, which launched on March 11, 2014, are offered as cash management options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Cash Management Funds pay no investment management fees. The Cash Management Funds’ annual report on Form N-CSR dated September 30, 2017, is available publicly or upon request. This information is available from the EDGAR database on the SEC's website at https://www.sec.gov/Archives/edgar/data/1601445/000089180417000715/gug72218.htm.

Transactions during the period ended September 30, 2018, in which the portfolio company is an "affiliated person", were as follows:

Security Name	Value 12/31/17	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 09/30/18	Shares 09/30/18	Investment Income
Mutual Funds
Guggenheim Strategy Fund I	$26,350,212	$182,562	$(23,983,716)	$147,342	$(148,768)	$2,547,632	101,702	$183,809
Guggenheim Strategy Fund II	36,603,488	670,675	(10,299,993)	53,714	(85,852)	26,942,032	1,078,544	672,544
Guggenheim Strategy Fund III	65,316,993	1,355,878	–	–	(52,842)	66,620,029	2,664,801	1,359,064
Guggenheim Variable Insurance Strategy Fund III	67,887,722	6,879,776	–	–	(90,384)	74,677,114	2,977,556	1,558,438
	$196,158,415	$9,088,891	$(34,283,709)	$201,056	$(377,846)	$170,786,807		$3,773,855

Series B (Large Cap Value Series)
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2018

	Shares	Value
COMMON STOCKS† - 99.2%
Financial - 29.0%
JPMorgan Chase & Co.	95,515	$10,777,913
Bank of America Corp.	256,481	7,555,930
Berkshire Hathaway, Inc. — Class B*	32,111	6,875,286
Citigroup, Inc.	86,257	6,188,077
Wells Fargo & Co.	63,736	3,349,964
BB&T Corp.	65,362	3,172,671
SunTrust Banks, Inc.	46,386	3,098,121
Zions Bancorp North America	60,137	3,015,871
Principal Financial Group, Inc.	44,541	2,609,657
Allstate Corp.	23,741	2,343,237
Welltower, Inc. REIT	33,237	2,137,804
Piedmont Office Realty Trust, Inc. — Class A REIT	104,367	1,975,667
Omega Healthcare Investors, Inc. REIT	58,239	1,908,492
Jefferies Financial Group, Inc.	84,080	1,846,397
Loews Corp.	36,285	1,822,596
Liberty Property Trust REIT	41,187	1,740,151
Unum Group	41,540	1,622,968
Morgan Stanley	34,665	1,614,349
Regions Financial Corp.	76,086	1,396,178
KeyCorp	64,668	1,286,247
MetLife, Inc.	27,039	1,263,262
Prudential Financial, Inc.	12,350	1,251,302
Voya Financial, Inc.	24,651	1,224,415
Realogy Holdings Corp.	50,262	1,037,407
Equity Commonwealth REIT*	23,702	760,597
Total Financial		71,874,559
Consumer, Non-cyclical - 22.1%
Merck & Company, Inc.	81,134	5,755,646
Pfizer, Inc.	127,456	5,616,986
Johnson & Johnson	27,626	3,817,084
Amgen, Inc.	16,845	3,491,800
Procter & Gamble Co.	39,244	3,266,278
Hormel Foods Corp.	71,296	2,809,062
HCA Healthcare, Inc.	19,543	2,718,822
Archer-Daniels-Midland Co.	43,946	2,209,166
UnitedHealth Group, Inc.	8,286	2,204,408
Express Scripts Holding Co.*	22,381	2,126,419
CVS Health Corp.	26,943	2,120,953
Zimmer Biomet Holdings, Inc.	14,681	1,930,111
Quest Diagnostics, Inc.	17,512	1,889,720
United Therapeutics Corp.*	14,302	1,828,940
Humana, Inc.	5,395	1,826,315
Tyson Foods, Inc. — Class A	30,226	1,799,354
Bunge Ltd.	25,800	1,772,718
DaVita, Inc.*	20,183	1,445,708
Medtronic plc	13,608	1,338,619
AmerisourceBergen Corp. — Class A	14,464	1,333,870
Conagra Brands, Inc.	33,664	1,143,566
Mylan N.V.*	19,130	700,158
Ingredion, Inc.	5,434	570,353
Patterson Companies, Inc.	21,970	537,166
Philip Morris International, Inc.	6,382	520,388
Total Consumer, Non-cyclical		54,773,610
Energy - 12.6%
Exxon Mobil Corp.	90,329	7,679,772
Chevron Corp.	57,407	7,019,728
Marathon Oil Corp.	158,094	3,680,428
Kinder Morgan, Inc.	188,943	3,349,959
Hess Corp.	41,074	2,940,077
Whiting Petroleum Corp.*	38,939	2,065,325
Range Resources Corp.	107,163	1,820,699
Diamondback Energy, Inc.	13,123	1,774,099
Antero Resources Corp.*	56,985	1,009,204
Total Energy		31,339,291
Industrial - 7.2%
Corning, Inc.	82,413	2,909,179
Republic Services, Inc. — Class A	34,123	2,479,377
WestRock Co.	31,950	1,707,408
Eaton Corporation plc	18,940	1,642,666
Owens Corning	26,430	1,434,356
3M Co.	5,924	1,248,246
FedEx Corp.	5,158	1,241,995
Jabil, Inc.	43,618	1,181,175
General Electric Co.	97,873	1,104,986
Honeywell International, Inc.	6,020	1,001,728
Timken Co.	19,855	989,772
Carlisle Companies, Inc.	7,959	969,407
Total Industrial		17,910,295
Utilities - 7.2%
Exelon Corp.	72,444	3,162,905
Public Service Enterprise Group, Inc.	56,473	2,981,210
Ameren Corp.	41,280	2,609,722
Duke Energy Corp.	32,516	2,601,930
OGE Energy Corp.	58,117	2,110,809
Edison International	27,657	1,871,826
Pinnacle West Capital Corp.	15,680	1,241,542
SCANA Corp.	31,222	1,214,224
Total Utilities		17,794,168
Consumer, Cyclical - 6.3%
Walmart, Inc.	31,959	3,001,270
Southwest Airlines Co.	47,188	2,946,891
PVH Corp.	12,844	1,854,673
JetBlue Airways Corp.*	77,479	1,499,993
Carnival Corp.	23,157	1,476,722
Lear Corp.	10,067	1,459,715
PACCAR, Inc.	20,253	1,381,052
DR Horton, Inc.	32,193	1,357,901
Macy's, Inc.	17,763	616,909
Total Consumer, Cyclical		15,595,126
Communications - 5.5%
Cisco Systems, Inc.	118,524	5,766,193
Verizon Communications, Inc.	62,050	3,312,849
Comcast Corp. — Class A	69,129	2,447,858
Symantec Corp.	58,866	1,252,668
AT&T, Inc.	24,582	825,464
Total Communications		13,605,032
Technology - 4.9%
Intel Corp.	81,548	3,856,405
Apple, Inc.	11,164	2,520,161
Xerox Corp.	72,023	1,943,181
Oracle Corp.	28,737	1,481,680
Micron Technology, Inc.*	27,875	1,260,786

Series B (Large Cap Value Series)
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2018

	Shares	Value
COMMON STOCKS† - 99.2% (continued)
Technology - 4.9% (continued)
QUALCOMM, Inc.	16,170	$1,164,725
Total Technology		12,226,938
Basic Materials - 4.4%
Nucor Corp.	38,756	2,459,068
Reliance Steel & Aluminum Co.	25,241	2,152,805
Steel Dynamics, Inc.	47,307	2,137,804
DowDuPont, Inc.	29,631	1,905,570
Freeport-McMoRan, Inc.	82,050	1,142,136
Huntsman Corp.	39,550	1,076,946
Total Basic Materials		10,874,329
Total Common Stocks
(Cost $188,058,410)		245,993,348

	Shares
MONEY MARKET FUND† - 0.8%
Dreyfus Treasury Prime Cash Management Fund — Institutional Class 1.91%[1]	1,984,563	1,984,563
Total Money Market Fund
(Cost $1,984,563)		1,984,563
Total Investments - 100.0%
(Cost $190,042,973)		$247,977,911
Other Assets & Liabilities, net - 0.0%		(48,859)
Total Net Assets - 100.0%		$247,929,052

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
[1]	Rate indicated is the 7-day yield as of September 30, 2018.

plc —Public Limited Company

REIT —Real Estate Investment Trust

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at September 30, 2018 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$245,993,348	$—	$—	$245,993,348
Money Market Fund	1,984,563	—	—	1,984,563
Total Assets	$247,977,911	$—	$—	$247,977,911

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

For the period ended September 30, 2018, there were no transfers between levels.

Series D (World Equity Income Series)
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2018

	Shares	Value
COMMON STOCKS† - 98.9%
Financial - 22.4%
Mastercard, Inc. — Class A	9,200	$2,048,012
BNP Paribas S.A.	22,600	1,383,240
DNB ASA	62,500	1,315,063
Westpac Banking Corp.	64,700	1,306,253
Aflac, Inc.	27,300	1,285,011
T. Rowe Price Group, Inc.	11,500	1,255,570
Australia & New Zealand Banking Group Ltd.	57,600	1,173,318
Bank of Montreal	14,200	1,171,495
MetLife, Inc.	25,000	1,168,000
Bank Leumi Le-Israel BM*	167,000	1,102,639
Essex Property Trust, Inc. REIT	4,400	1,085,524
Swiss Re AG	11,700	1,080,231
Public Storage REIT	5,100	1,028,313
Unibail-Rodamco-Westfield	5,109	1,027,614
Nippon Building Fund, Inc. REIT	170	983,014
Ageas	18,000	967,928
National Australia Bank Ltd. ADR	47,900	962,917
Simon Property Group, Inc. REIT	5,400	954,450
Bank Hapoalim BM	128,100	939,226
Canadian Imperial Bank of Commerce	9,460	886,591
SmartCentres Real Estate Investment Trust	36,600	864,694
RioCan Real Estate Investment Trust	40,500	773,997
First Capital Realty, Inc.	50,000	754,995
New York Community Bancorp, Inc.	68,000	705,160
Toronto-Dominion Bank	11,600	705,036
H&R Real Estate Investment Trust	44,700	687,772
Allianz AG	2,900	646,540
United Urban Investment Corp. REIT	400	627,706
Power Financial Corp.	24,000	549,915
Franklin Resources, Inc.	18,000	547,380
Welltower, Inc. REIT	8,100	520,992
IGM Financial, Inc.	14,200	390,352
Great-West Lifeco, Inc.	14,300	347,036
JPMorgan Chase & Co.	2,900	327,236
AvalonBay Communities, Inc. REIT	1,800	326,070
Assicurazioni Generali SpA	17,700	305,824
SEI Investments Co.	4,400	268,840
Extra Space Storage, Inc. REIT	3,100	268,584
CI Financial Corp.	15,700	249,347
Kinnevik AB — Class B	7,900	239,239
Total Financial		33,231,124
Consumer, Non-cyclical - 17.4%
Johnson & Johnson	16,900	2,335,073
Pfizer, Inc.	48,300	2,128,581
UnitedHealth Group, Inc.	7,200	1,915,488
Roche Holding AG	6,300	1,526,384
AbbVie, Inc.	14,800	1,399,784
ABIOMED, Inc.*	2,600	1,169,350
Bristol-Myers Squibb Co.	17,700	1,098,816
Japan Tobacco, Inc.	41,800	1,091,171
Intuitive Surgical, Inc.*	1,900	1,090,600
Robert Half International, Inc.	14,400	1,013,472
Wesfarmers Ltd.	27,900	1,005,360
Merck & Company, Inc.	13,100	929,314
IDEXX Laboratories, Inc.*	3,600	898,776
Swedish Match AB	16,400	839,745
Marine Harvest ASA	35,700	827,048
Danone S.A.	9,300	720,285
Allergan plc	3,700	704,776
Rollins, Inc.	11,500	697,935
Woolworths Group Ltd.	26,200	531,803
Centene Corp.*	3,200	463,296
ManpowerGroup, Inc.	5,200	446,992
Regeneron Pharmaceuticals, Inc.*	1,100	444,444
Align Technology, Inc.*	1,100	430,342
Automatic Data Processing, Inc.	2,700	406,782
Illumina, Inc.*	1,100	403,766
Cardinal Health, Inc.	6,500	351,000
ResMed, Inc.	2,700	311,418
Sonova Holding AG	1,400	278,633
Gilead Sciences, Inc.	3,100	239,351
Total Consumer, Non-cyclical		25,699,785
Consumer, Cyclical - 14.7%
Home Depot, Inc.	9,600	1,988,640
LVMH Moet Hennessy Louis Vuitton SE	4,634	1,639,011
TJX Companies, Inc.	12,968	1,452,675
Macy's, Inc.	35,400	1,229,442
WW Grainger, Inc.	3,400	1,215,194
Target Corp.	13,400	1,182,014
Kohl's Corp.	14,900	1,110,795
Chipotle Mexican Grill, Inc. — Class A*	2,400	1,090,848
Fastenal Co.	18,600	1,079,172
Bandai Namco Holdings, Inc.	26,400	1,025,841
Brilliance China Automotive Holdings Ltd. ADR*	19,800	1,022,060
Darden Restaurants, Inc.	7,900	878,401
Las Vegas Sands Corp.	14,800	878,084
L Brands, Inc.	27,300	827,190
Ferguson plc	9,536	809,705
Crown Resorts Ltd.	76,200	754,068
Ford Motor Co.	77,200	714,100
Lawson, Inc.	11,400	694,315
Iida Group Holdings Company Ltd.	32,000	569,196
Domino's Pizza, Inc.	1,900	560,120
Harvey Norman Holdings Ltd.	191,900	488,281
Polaris Industries, Inc.	3,400	343,230
Persimmon plc	8,000	246,585
Total Consumer, Cyclical		21,798,967
Technology - 13.4%
Apple, Inc.	13,500	3,047,490
Microsoft Corp.	16,300	1,864,231
Texas Instruments, Inc.	15,300	1,641,537
Accenture plc — Class A	9,500	1,616,900
International Business Machines Corp.	10,400	1,572,584
Canon, Inc.	37,900	1,204,181
Intuit, Inc.	5,201	1,182,707
Paychex, Inc.	14,600	1,075,290

Series D (World Equity Income Series)
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2018

	Shares	Value
COMMON STOCKS† - 98.9% (continued)
Technology - 13.4% (continued)
Jack Henry & Associates, Inc.	6,000	$960,480
Broadridge Financial Solutions, Inc.	6,700	884,065
Western Digital Corp.	15,100	883,954
Xilinx, Inc.	10,300	825,751
Oracle Corporation Japan	8,200	661,081
Intel Corp.	13,400	633,686
Splunk, Inc.*	5,200	628,732
Adobe Systems, Inc.*	1,800	485,910
Maxim Integrated Products, Inc.	6,500	366,535
Seagate Technology plc	6,500	307,775
Total Technology		19,842,889
Industrial - 8.2%
3M Co.	5,700	1,201,047
Trinity Industries, Inc.	688,100	1,200,330
Emerson Electric Co.	15,600	1,194,648
Lockheed Martin Corp.	3,428	1,185,951
TE Connectivity Ltd.	13,200	1,160,676
CH Robinson Worldwide, Inc.	11,471	1,123,240
Cummins, Inc.	7,400	1,080,918
Vinci S.A.	9,800	933,344
United Parcel Service, Inc. — Class B	7,400	863,950
Pentair plc	18,800	814,980
Expeditors International of Washington, Inc.	8,200	602,946
Brother Industries Ltd.	23,492	588,064
Illinois Tool Works, Inc.	1,900	268,128
Total Industrial		12,218,222
Energy - 8.0%
Exxon Mobil Corp.	28,700	2,440,074
TOTAL S.A.	25,400	1,646,930
Targa Resources Corp.	21,700	1,221,927
BP plc	147,900	1,135,735
Woodside Petroleum Ltd.	35,400	987,229
Aker BP ASA	21,300	903,936
Valero Energy Corp.	6,500	739,375
TransCanada Corp.	16,500	667,717
Koninklijke Vopak N.V.	13,000	640,641
Chevron Corp.	5,000	611,400
Neste Oyj	6,200	512,587
Royal Dutch Shell plc — Class A	9,800	336,744
Total Energy		11,844,295
Communications - 7.3%
Amazon.com, Inc.*	900	1,802,700
Alphabet, Inc. — Class C*	1,281	1,528,835
Vodafone Group plc	516,800	1,107,987
KDDI Corp.	38,200	1,055,358
F5 Networks, Inc.*	4,500	897,390
NTT DOCOMO, Inc.	31,400	844,279
BCE, Inc.	20,100	814,491
HKT Trust & HKT Ltd.	578,700	795,451
TELUS Corp.	21,100	777,893
PCCW Ltd.	1,162,700	677,298
Facebook, Inc. — Class A*	2,935	482,690
Total Communications		10,784,372
Utilities - 6.4%
Dominion Energy, Inc.	19,700	1,384,516
CLP Holdings Ltd.	115,238	1,349,198
Centrica plc	582,400	1,175,381
Duke Energy Corp.	13,800	1,104,276
SSE plc	69,600	1,039,537
Power Assets Holdings Ltd.	148,200	1,031,792
PPL Corp.	32,300	945,098
Hong Kong & China Gas Company Ltd.	353,430	701,620
National Grid plc	43,000	443,518
OGE Energy Corp.	9,800	355,936
Total Utilities		9,530,872
Diversified - 0.6%
Jardine Matheson Holdings Ltd.	13,100	822,025
Basic Materials - 0.5%
EMS-Chemie Holding AG	900	536,538
LyondellBasell Industries N.V. — Class A	2,400	246,024
Total Basic Materials		782,562
Total Common Stocks
(Cost $135,553,423)		146,555,113

MONEY MARKET FUND† - 0.5%
Goldman Sachs Financial Square Treasury Instruments Fund — Instituitional Class 1.91%[1]	707,873	707,873
Total Money Market Fund
(Cost $707,873)		707,873
Total Investments - 99.4%
(Cost $136,261,296)		$147,262,986
Other Assets & Liabilities, net - 0.6%		822,021
Total Net Assets - 100.0%		$148,085,007

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation (Depreciation)**
Currency Futures Contracts Sold Short†
Japanese Yen Futures Contracts	88	Dec 2018	$9,736,100	$115,585
Australian Dollar Futures Contracts	121	Dec 2018	8,751,930	(77,205)
			$18,488,030	$38,380

Series D (World Equity Income Series)
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2018

*	Non-income producing security.
**	Includes cumulative appreciation (depreciation).
†	Value determined based on Level 1 inputs — See Note 3.
1	Rate indicated is the 7-day yield as of September 30, 2018.

ADR — American Depositary Receipt

plc — Public Limited Company

REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at September 30, 2018 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$146,555,113	$—	$—	$146,555,113
Money Market Fund	707,873	—	—	707,873
Currency Futures Contracts**	115,585	—	—	115,585
Total Assets	$147,378,571	$—	$—	$147,378,571

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Currency Futures Contracts**	$77,205	$—	$—	$77,205

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

For the period ended September 30, 2018, there were no transfers between levels.

Series E (Total Return Bond Series)
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2018

	Shares	Value
UNIT INVESTMENT TRUSTS†- 0.0%
Financial – 0.0%
Rescap Liquidating Trust*	9,655	$27,034
Total Unit Investment Trusts
(Cost $487,487)		27,034

PREFERRED STOCKS†† - 0.1%
Industrial - 0.1%
Seaspan Corp., 6.38% due 04/30/19	6,310	160,337
Total Preferred Stocks
(Cost $157,750)		160,337

MUTUAL FUNDS† - 9.6%
Guggenheim Total Return Bond Fund - Institutional Class[1]	215,027	5,747,666
Guggenheim Limited Duration Fund - Institutional Class[1]	119,615	2,953,283
Guggenheim Strategy Fund I1	99,018	2,480,410
Guggenheim Floating Rate Strategies Fund - Institutional Class[1]	8,062	209,207
Total Mutual Funds
(Cost $11,302,527)		11,390,566

MONEY MARKET FUND† - 3.0%
Dreyfus Treasury Securities Cash Management Fund — Institutional Class 1.91%[2]	3,623,931	3,623,931
Total Money Market Fund
(Cost $3,623,931)		3,623,931

	Face Amount~
ASSET-BACKED SECURITIES†† - 31.8%
Collateralized Loan Obligations - 20.9%
Golub Capital Partners CLO Ltd.
2018-36A, 3.64% (3 Month USD LIBOR + 1.30%, Rate Floor: 0.00%) due 02/05/31[3,4]	1,200,000	1,199,181
2018-39A, 3.49% (3 Month USD LIBOR + 1.15%, Rate Floor: 1.15%) due 10/20/28[3,4]	1,000,000	1,001,258
KVK CLO Ltd.
2017-1A, 4.11% (3 Month USD LIBOR + 1.80%, Rate Floor: 0.00%) due 05/15/26[3,4]	1,000,000	999,809
2018-1A, 3.26% (3 Month USD LIBOR + 0.93%, Rate Floor: 0.00%) due 05/20/29[3,4]	1,000,000	998,064
Ladder Capital Commercial Mortgage Mortgage Trust
2017-FL1, 3.04% (1 Month USD LIBOR + 0.88%, Rate Floor: 0.88%) due 09/15/34[3,4]	1,411,527	1,408,275
Fortress Credit Opportunities IX CLO Ltd.
2017-9A, 3.86% (3 Month USD LIBOR + 1.55%, Rate Floor: 0.00%) due 11/15/29[3,4]	1,300,000	1,300,038
Northwoods Capital XIV Ltd.
2017-14A, 4.04% (3 Month USD LIBOR + 1.70%, Rate Floor: 0.00%) due 11/12/25[3,4]	1,250,000	1,250,217
Hunt CRE Ltd.
2017-FL1, 3.16% (1 Month USD LIBOR + 1.00%, Rate Floor: 0.00%) due 08/15/34[3,4]	1,000,000	1,003,217
FDF II Ltd.
2016-2A, 4.29% due 05/12/31[3]	1,000,000	1,002,577
OCP CLO Ltd.
2016-2A, 5.16% (3 Month USD LIBOR + 2.85%, Rate Floor: 0.00%) due 11/22/25[3,4]	1,000,000	1,002,419
NXT Capital CLO LLC
2017-1A, 4.05% (3 Month USD LIBOR + 1.70%, Rate Floor: 0.00%) due 04/20/29[3,4]	1,000,000	1,002,342
Marathon CLO VII Ltd.
2017-7A, 3.99% (3 Month USD LIBOR + 1.65%, Rate Floor: 0.00%) due 10/28/25[3,4]	1,000,000	1,001,299
Midocean Credit CLO V
2018-5A, 3.43% (3 Month USD LIBOR + 1.12%, Rate Floor: 0.00%) due 07/19/28[3,4]	1,000,000	1,000,120
CIFC Funding Ltd.
2017-3A, 3.30% (3 Month USD LIBOR + 0.95%, Rate Floor: 0.00%) due 07/22/26[3,4]	1,000,000	1,000,009
OZLM IX Ltd.
2017-9A, 4.00% (3 Month USD LIBOR + 1.65%, Rate Floor: 0.00%) due 01/20/27[3,4]	1,000,000	999,829
OZLM XIII Ltd.
2018-13A, 3.27% (3 Month USD LIBOR + 1.08%, Rate Floor: 0.00%) due 07/30/27[3,4]	1,000,000	999,596
Cerberus Loan Funding XXIII, LP
2018-2A, 3.34% (3 Month USD LIBOR + 1.00%, Rate Floor: 1.00%) due 04/15/28[3,4]	1,000,000	998,280

Series E (Total Return Bond Series)
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2018

	Face Amount~	Value
ASSET-BACKED SECURITIES†† - 31.8% (continued)
Collateralized Loan Obligations - 20.9% (continued)
Flagship CLO VIII Ltd.
2018-8A, 3.74% (3 Month USD LIBOR + 1.40%, Rate Floor: 1.40%) due 01/16/26[3,4]	1,000,000	$997,498
MP CLO VIII Ltd.
2018-2A, 3.25% (3 Month USD LIBOR + 0.91%, Rate Floor: 0.00%) due 10/28/27[3,4]	1,000,000	997,257
Venture XII CLO Ltd.
2018-12A, 3.51% (3 Month USD LIBOR + 1.20%, Rate Floor: 1.20%) due 02/28/26[3,4]	1,000,000	997,053
Dryden 37 Senior Loan Fund
2015-37A, due 01/15/31[3,5]	1,000,000	944,089
Fortress Credit Opportunities XI CLO Ltd.
2018-11A, 3.65% (3 Month USD LIBOR + 1.30%, Rate Floor: 0.00%) due 04/15/31[3,4]	750,000	748,082
BSPRT Issuer Ltd.
2017-FL2, 2.98% (1 Month USD LIBOR + 0.82%, Rate Floor: 0.82%) due 10/15/34[3,4]	619,299	619,363
Resource Capital Corporation Ltd.
2017-CRE5, 2.96% (1 Month USD LIBOR + 0.80%) due 07/15/34[3,4]	554,657	554,656
Treman Park CLO Ltd.
2015-1A, due 04/20/27[3,5]	500,000	413,850
ACIS CLO Ltd.
2013-1A, 5.28% (3 Month USD LIBOR + 2.95%, Rate Floor: 0.00%) due 04/18/24[3,4]	400,000	400,060
Copper River CLO Ltd.
2007-1A, due 01/20/21[5,6]	600,000	56,428
Babson CLO Ltd.
2012-2A, due 05/15/23[3,5]	750,000	30,143
Keuka Park CLO Ltd.
2013-1A, due 10/21/24[3,5]	250,000	4,230
Total Collateralized Loan Obligations		24,929,239
Transport-Aircraft - 6.0%
Willis Engine Securitization Trust II
2012-A, 5.50% due 09/15/37[3,7]	1,403,197	1,373,278
Castlelake Aircraft Securitization Trust
2017-1, 3.97% due 07/15/42	890,852	878,414
2015-1A, 4.70% due 12/15/40[3,7]	464,533	466,699
Emerald Aviation Finance Ltd.
2013-1, 4.65% due 10/15/38[3]	812,073	812,971
2013-1, 6.35% due 10/15/38[3]	162,415	164,052
Apollo Aviation Securitization Equity Trust
2016-1A, 4.88% due 03/17/36[3,7]	711,293	722,494
Raspro Trust
2005-1A, 3.27% (3 Month USD LIBOR + 0.93%, Rate Floor: 0.93%) due 03/23/24[3,4]	724,477	699,120
AIM Aviation Finance Ltd.
2015-1A, 4.21% due 02/15/40[3]	615,780	616,574
Rise Ltd.
2014-1A, 4.75% due 02/12/39	624,995	614,057
Turbine Engines Securitization Ltd.
2013-1A, 5.13% due 12/13/48[6]	468,315	438,876
Falcon Aerospace Ltd.
2017-1, 4.58% due 02/15/42[3]	382,158	380,498
Total Transport-Aircraft		7,167,033
Collateralized Debt Obligations - 1.3%
Anchorage Credit Funding Ltd.
2016-4A, 3.50% due 02/15/35[3]	1,000,000	966,217
Putnam Structured Product Funding Ltd.
2003-1A, 3.16% (1 Month USD LIBOR + 1.00%, Rate Floor: 0.00%) due 10/15/38[3,4]	442,478	438,053
N-Star REL CDO VIII Ltd.
2006-8A, 2.46% (1 Month USD LIBOR + 0.36%, Rate Floor: 0.36%) due 02/01/41[3,4]	166,210	165,285
Total Collateralized Debt Obligations		1,569,555
Whole Business - 1.3%
Taco Bell Funding LLC
2016-1A, 4.97% due 05/25/46[3]	985,000	1,013,437

Series E (Total Return Bond Series)
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2018

	Face Amount~	Value
ASSET-BACKED SECURITIES†† - 31.8% (continued)
Whole Business - 1.3% (continued)
Domino's Pizza Master Issuer LLC
2017-1A, 3.59% (3 Month USD LIBOR + 1.25%, Rate Floor: 0.00%) due 07/25/47[3,4]	495,000	$496,342
Total Whole Business		1,509,779
Net Lease - 1.0%
Store Master Funding I-VII
2016-1A, 3.96% due 10/20/46[3]	1,207,022	1,186,038
Transport-Container - 0.8%
Textainer Marine Containers Ltd.
2017-2A, 3.52% due 06/20/42[3]	990,425	964,365
Insurance - 0.4%
Chesterfield Financial Holdings LLC
2014-1A, 4.50% due 12/15/34[3]	464,250	465,626
Diversified Payment Rights - 0.1%
CIC Receivables Master Trust
REGD, 4.89% due 10/07/21	124,582	126,700
Total Asset-Backed Securities
(Cost $39,516,691)		37,918,335

COLLATERALIZED MORTGAGE OBLIGATIONS†† - 29.0%
Residential Mortgage Backed Securities - 13.0%
American Home Mortgage Investment Trust
2006-1, 2.62% (1 Month USD LIBOR + 0.40%, Rate Floor: 0.20%) due 03/25/46[4]	823,342	800,947
2007-1, 2.08% due 05/25/47[8]	2,778,012	430,237
Home Equity Loan Trust
2007-FRE1, 2.41% (1 Month USD LIBOR + 0.19%, Rate Floor: 0.19%) due 04/25/37[4]	1,242,108	1,164,844
Saxon Asset Securities Trust
2007-3, 2.53% (1 Month USD LIBOR + 0.31%, Rate Floor: 0.31%) due 09/25/47[4]	1,150,121	1,127,264
Soundview Home Loan Trust
2006-OPT5, 2.36% (1 Month USD LIBOR + 0.14%, Rate Floor: 0.14%) due 07/25/36[4]	1,110,045	1,076,009
GSAA Trust
2005-10, 2.87% (1 Month USD LIBOR + 0.65%, Rate Floor: 0.65%) due 06/25/35[4]	1,050,000	1,040,675
JP Morgan Mortgage Acquisition Trust
2006-WMC4, 2.34% (1 Month USD LIBOR + 0.12%, Rate Floor: 0.12%) due 12/25/36[4]	1,652,041	1,018,884
IndyMac INDX Mortgage Loan Trust
2006-AR6, 2.77% (1 Year CMT Rate + 0.92%, Rate Floor: 0.92%) due 06/25/46[4]	1,008,039	957,823
NovaStar Mortgage Funding Trust Series
2007-2, 2.42% (1 Month USD LIBOR + 0.20%, Rate Cap/Floor: 11.00%/0.20%) due 09/25/37[4]	948,592	918,326
American Home Mortgage Assets Trust
2007-1, 2.55% (1 Year CMT Rate + 0.70%, Rate Floor: 0.70%) due 02/25/47[4]	1,327,399	886,149
CIM Trust
2018-R2, 3.69% (WAC) due 08/25/57[3,4]	890,314	883,824
Towd Point Mortgage Trust
2018-1, 3.00% (WAC) due 01/25/58[3,4]	898,706	881,693
Luminent Mortgage Trust
2006-2, 2.42% (1 Month USD LIBOR + 0.20%, Rate Floor: 0.20%) due 02/25/46[4]	895,518	830,405
CIT Mortgage Loan Trust
2007-1, 3.67% (1 Month USD LIBOR + 1.45%, Rate Floor: 1.45%) due 10/25/37[3,4]	533,128	540,457
2007-1, 3.57% (1 Month USD LIBOR + 1.35%, Rate Floor: 1.35%) due 10/25/37[3,4]	214,703	216,656
Wachovia Asset Securitization Issuance II LLC Trust
2007-HE2A, 2.35% (1 Month USD LIBOR + 0.13%, Rate Floor: 0.13%) due 07/25/37[3,4]	773,900	745,291

Series E (Total Return Bond Series)
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2018

	Face Amount~	Value
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 29.0% (continued)
Residential Mortgage Backed Securities - 13.0% (continued)
CSMC Series
2015-12R, 2.56% (WAC) due 11/30/37[3,4]	718,402	$716,247
HarborView Mortgage Loan Trust
2006-14, 2.32% (1 Month USD LIBOR + 0.15%, Rate Floor: 0.15%) due 01/25/47[4]	663,436	639,842
Washington Mutual Mortgage Pass-Through Certificates WMALT Series Trust
2006-AR9, 2.69% (1 Year CMT Rate + 0.84%, Rate Floor: 0.84%) due 11/25/46[4]	410,289	363,772
UCFC Manufactured Housing Contract
1997-2, 7.38% due 10/15/28	148,456	156,065
Morgan Stanley Re-REMIC Trust
2010-R5, 3.66% due 06/26/36[3]	98,818	86,858
Total Residential Mortgage Backed Securities		15,482,268
Government Agency - 12.0%
Fannie Mae[11]
3.16% due 01/01/30	1,300,000	1,240,924
3.00% due 12/01/29	1,250,000	1,172,082
2.94% due 10/01/32	1,180,976	1,088,318
3.33% due 04/01/30	991,741	960,963
3.01% due 12/01/27	1,000,000	956,103
3.11% due 10/01/29	500,000	472,026
2.99% due 09/01/29	500,000	467,765
2.96% due 11/01/29	500,000	466,686
2.86% due 09/01/29	500,000	464,787
2.90% due 11/01/29	500,000	463,639
3.08% due 10/01/32	500,000	462,661
Freddie Mac Multifamily Structured Pass Through Certificates[11]
2017-KGX1, 3.00% due 10/25/27	1,200,000	1,137,105
2017-KW03, 3.02% due 06/25/27	1,050,000	1,003,012
2018-K074, 3.60% due 02/25/28	1,000,000	991,539
Freddie Mac Seasoned Credit Risk Transfer Trust[11]
2017-4, 2.50% due 06/25/57[7]	1,170,444	1,115,278
2017-3, 3.00% due 07/25/56	1,121,010	1,058,868
Fannie Mae-Aces[11]
2017-M11, 2.98% due 08/25/29	900,000	837,872
Total Government Agency		14,359,628
Commercial Mortgage Backed Securities - 2.3%
Citigroup Commercial Mortgage Trust
2017-P7, 1.29% (WAC) due 04/14/50[4,8]	5,973,465	432,380
2016-GC37, 1.95% (WAC) due 04/10/49[4,8]	3,789,842	384,302
Wells Fargo Commercial Mortgage Trust
2016-C32, 1.49% (WAC) due 01/15/59[4,8]	5,225,223	373,537
2016-NXS5, 1.70% (WAC) due 01/15/59[4,8]	4,878,503	356,374
BANK
2017-BNK4, 1.61% (WAC) due 05/15/50[4,8]	4,944,056	429,283
CFCRE Commercial Mortgage Trust
2016-C3, 1.22% (WAC) due 01/10/48[4,8]	5,860,705	357,132
COMM Mortgage Trust
2015-CR26, 1.18% (WAC) due 10/10/48[4,8]	6,839,448	344,974
Total Commercial Mortgage Backed Securities		2,677,982
Military Housing - 1.7%
Freddie Mac Military Housing Bonds Resecuritization Trust Certificates
2015-R1, 4.66% (WAC) due 11/25/55[3,4]	970,475	1,049,932
GMAC Commercial Mortgage Asset Corp.
2007-HCKM, 6.11% due 08/10/52[6]	963,856	970,403
Total Military Housing		2,020,335
Total Collateralized Mortgage Obligations
(Cost $35,002,762)		34,540,213

Series E (Total Return Bond Series)
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2018

	Face Amount~	Value
U.S. GOVERNMENT SECURITIES†† - 9.4%
U.S. Treasury Bonds
due 11/15/46[9,10]	25,506,000	$10,433,919
due 11/15/44[9,10]	1,767,500	770,232
Total U.S. Government Securities
(Cost $11,830,416)		11,204,151

CORPORATE BONDS†† - 4.9%
Financial - 3.8%
Station Place Securitization Trust
3.21% (1 Month USD LIBOR + 1.00%, Rate Floor: 0.00%) due 03/24/19[3,4]	1,000,000	1,000,000
2.77% (1 Month USD LIBOR + 0.70%, Rate Floor: 0.70%) due 09/24/19[4]	1,000,000	1,000,000
Mid-Atlantic Military Family Communities LLC
5.30% due 08/01/50[6]	928,646	833,060
BBC Military Housing-Navy Northeast LLC
6.30% due 10/15/49	485,000	508,322
Assurant, Inc.
3.62% (3 Month USD LIBOR + 1.25%) due 03/26/21[4]	370,000	370,711
American Equity Investment Life Holding Co.
5.00% due 06/15/27	354,000	343,079
Atlantic Marine Corporations Communities LLC
5.43% due 12/01/50[3]	327,679	323,348
Hospitality Properties Trust
5.25% due 02/15/26	148,000	149,292
Total Financial		4,527,812
Consumer, Cyclical - 0.6%
Northern Group Housing LLC
6.80% due 08/15/53[3]	600,000	721,062
Basic Materials - 0.4%
Yamana Gold, Inc.
4.95% due 07/15/24	483,000	476,142
Industrial - 0.1%
Reynolds Group Issuer Incorporated / Reynolds Group Issuer LLC / Reynolds Group Issuer Luxembourg
5.84% (3 Month USD LIBOR + 3.50%) due 07/15/21[3,4]	100,000	101,375
Total Corporate Bonds
(Cost $5,791,769)		5,826,391

FEDERAL AGENCY BONDS†† - 4.7%
Fannie Mae Principal Strips[11]
due 05/15/30[9]	1,350,000	892,857
due 05/15/29[9]	1,250,000	858,683
due 01/15/30[9]	600,000	401,473
Freddie Mac Principal Strips[11]
due 03/15/31[9]	1,500,000	966,403
due 07/15/32[9]	800,000	487,625
Freddie Mac[11]
due 12/14/29[9]	1,600,000	1,077,661
Tennessee Valley Authority
5.38% due 04/01/56	750,000	973,803
Total Federal Agency Bonds
(Cost $5,880,945)		5,658,505

FOREIGN GOVERNMENT DEBT†† - 2.5%
Government of Japan
due 01/10/19[9]	JPY	156,100,000	1,374,386
due 02/12/19[9]	JPY	44,100,000	388,330
State of Israel
0.50% due 10/31/18	ILS	3,930,000	1,086,823
6.00% due 02/28/19	ILS	270,000	78,725
Total Foreign Government Debt
(Cost $2,963,323)			2,928,264

SENIOR FLOATING RATE INTERESTS††,4 - 1.6%
Technology - 0.7%
Misys Ltd.
5.89% (3 Month USD LIBOR + 3.50%, Rate Floor: 1.00%) due 06/13/24	470,523	470,664
Blackhawk Network
5.39% (3 Month USD LIBOR + 3.00%, Rate Floor: 0.00%) due 06/15/25	199,500	200,605
Epicor Software
5.50% (1 Month USD LIBOR + 3.25%, Rate Floor: 1.00%) due 06/01/22	175,696	176,392
Total Technology		847,661
Industrial - 0.6%
Capstone Logistics
6.74% (1 Month USD LIBOR + 4.50%, Rate Floor: 1.00%) due 10/07/21	669,650	669,650
Communications - 0.2%
Cengage Learning Acquisitions, Inc.
6.42% (1 Month USD LIBOR + 4.25%, Rate Floor: 1.00%) due 06/07/23	263,862	245,722
Consumer, Non-cyclical - 0.1%
DJO Finance LLC
5.54% (3 Month USD LIBOR + 3.25%, Rate Floor: 1.00%) and (1 Month USD LIBOR + 3.25%) due 06/08/20	98,228	98,167
Total Senior Floating Rate Interests
(Cost $1,872,127)		1,861,200

Series E (Total Return Bond Series)
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2018

	Face Amount~	Value
MUNICIPAL BONDS†† - 0.9%
California - 0.6%
Cypress School District General Obligation Unlimited
due 08/01/48[9]	1,000,000	$246,590
Newport Mesa Unified School District General Obligation Unlimited
due 08/01/46[9]	700,000	223,167
Beverly Hills Unified School District California General Obligation Unlimited
due 08/01/37[9]	400,000	189,268
Total California		659,025
Illinois - 0.3%
State of Illinois General Obligation Unlimited
5.65% due 12/01/38	400,000	426,564
Total Municipal Bonds
(Cost $1,109,150)		1,085,589

COMMERCIAL PAPER†† - 1.7%
Keurig Dr Pepper, Inc.
2.45% due 11/06/18[3,12]	2,000,000	1,995,100
Total Commercial Paper
(Cost $1,995,100)		1,995,100

	Contracts
OTC OPTIONS PURCHASED†† - 0.0%
Call options on:
BofA Merrill Lynch iShares MSCI Emerging Markets ETF Expiring January 2019 with strike price of $55.00 (Notional Value $3,274,796)	763	763
BofA Merrill Lynch S&P 500 Index Expiring January 2019 with strike price of $3,000.00 (Notional Value $4,953,766)	17	56,015
Total OTC Options Purchased
(Cost $214,107)		56,778
Total Investments - 99.2%
(Cost $121,748,085)		$118,276,394
Other Assets & Liabilities, net - 0.8%		987,382
Total Net Assets - 100.0%		$119,263,776

CENTRALLY CLEARED INTEREST RATE SWAP AGREEMENTS††

Counterparty	Exchange	Floating Rate Type	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Market Value	Premiums Paid	Unrealized Appreciation**
BofA Merrill Lynch	CME	Receive	3-Month USD-LIBOR	2.82%	Quarterly	04/13/28	$12,810,000	$339,853	$63,736	$276,117
BofA Merrill Lynch	CME	Receive	3-Month USD-LIBOR	2.69%	Quarterly	04/13/21	9,840,000	81,489	13,787	67,702
BofA Merrill Lynch	CME	Receive	3-Month USD-LIBOR	2.59%	Quarterly	11/13/47	700,000	79,675	303	79,372
BofA Merrill Lynch	CME	Receive	3-Month USD-LIBOR	2.77%	Quarterly	04/13/25	3,900,000	74,920	6,590	68,330
BofA Merrill Lynch	CME	Receive	3-Month USD-LIBOR	2.73%	Quarterly	04/13/23	4,400,000	63,150	5,117	58,033
							$31,650,000	$639,087	$89,533	$549,554

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS††
Counterparty	Contracts to Sell	Currency	Settlement Date	Settlement Value	Value at September 30, 2018	Net Unrealized Appreciation (Depreciation)
Citigroup	1,708,500	ILS	10/31/18	$487,822	$471,442	$16,380
BofA Merrill Lynch	44,100,000	JPY	02/12/19	403,252	392,575	10,677
Goldman Sachs	55,600,000	JPY	01/10/19	503,925	493,630	10,295
Citigroup	100,500,000	JPY	01/10/19	902,328	892,262	10,066
Goldman Sachs	1,065,300	ILS	10/31/18	302,870	293,958	8,912
BofA Merrill Lynch	1,457,250	ILS	10/31/18	403,984	402,113	1,871
Morgan Stanley	286,200	ILS	02/28/19	79,891	79,732	159
Citigroup	7,500,000	MXN	10/25/18	388,903	399,200	(10,297)
Barclays	9,300,000	MXN	10/25/18	482,836	495,008	(12,172)
JPMorgan Chase & Co.	11,575,000	MXN	10/11/18	603,997	617,573	(13,576)
						$22,315

Counterparty	Contracts to Buy	Currency	Settlement Date	Settlement Value	Value at September 30, 2018	Net Unrealized Appreciation (Depreciation)
Citigroup	16,800,000	MXN	10/25/18	$889,798	$894,208	$4,410
Barclays	2,800,000	MXN	10/11/18	148,657	149,391	734
JPMorgan Chase & Co.	8,775,000	MXN	10/11/18	467,674	468,182	508
Goldman Sachs	281,400	ILS	10/31/18	77,826	77,649	(177)
						$5,475

Series E (Total Return Bond Series)
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2018

~	The face amount is denominated in U.S. dollars unless otherwise indicated.
*	Non-income producing security.
**	Includes cumulative appreciation (depreciation).
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs, unless otherwise noted — See Note 3.
†††	Value determined based on Level 3 inputs — See Note 3.
[1]	Affiliated issuer.
[2]	Rate indicated is the 7-day yield as of September 30, 2018.
[3]	Security is a 144A or Section 4(a)(2) security. These securities have been determined to be liquid under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)(2) securities is $45,065,703 (cost $45,741,221), or 37.8% of total net assets.
[4]	Variable rate security. Rate indicated is the rate effective at September 30, 2018. In some instances, the effective rate is limited by a minimum rate floor or a maximum rate cap established by the issuer. The settlement status of a position may also impact the effective rate indicated. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.
[5]	Security has no stated coupon. However, it is expected to receive residual cash flow payments on defined deal dates.
[6]	Security is a 144A or Section 4(a)(2) security. These securities have been determined to be illiquid and restricted under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)(2) illiquid and restricted securities is $2,298,767 (cost $3,180,212), or 1.9% of total net assets — See Note 6.
[7]	Security is a step up/down bond. The coupon increases or decreases at regular intervals until the bond reaches full maturity. Rate indicated is the rate at September 30, 2018. See table below for additional step information for each security.
[8]	Security is an interest-only strip.
[9]	Zero coupon rate security.
[10]	Security is a principal-only strip.
[11]	On September 7, 2008, the issuer was placed in conservatorship by the Federal Housing Finance Agency (FHFA). As conservator, the FHFA has full powers to control the assets and operations of the firm.
[12]	Rate indicated is the effective yield at the time of purchase.

BofA — Bank of America

CME — Chicago Mercantile Exchange

CMT — Constant Maturity Treasury

ILS — Israeli New Shekel

JPY — Japanese Yen

LIBOR — London Interbank Offered Rate

MXN — Mexican Peso

WAC — Weighted Average Coupon

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at September 30, 2018 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Unit Investment Trusts	$27,034	$—	—	$27,034
Preferred Stocks	—	160,337	—	160,337
Mutual Funds	11,390,566	—	—	11,390,566
Money Market Fund	3,623,931	—	—	3,623,931
Asset-Backed Securities	—	37,918,335	—	37,918,335
Collateralized Mortgage Obligations	—	34,540,213	—	34,540,213
U.S. Government Securities	—	11,204,151	—	11,204,151
Corporate Bonds	—	5,826,391	—	5,826,391
Federal Agency Bonds	—	5,658,505	—	5,658,505
Foreign Government Debt	—	2,928,264	—	2,928,264
Senior Floating Rate Interests	—	1,861,200	—	1,861,200
Municipal Bonds	—	1,085,589	—	1,085,589
Commercial Paper	—	1,995,100	—	1,995,100
Options Purchased	—	56,778	—	56,778
Interest Rate Swap Agreements**	—	549,554	—	549,554
Forward Foreign Currency Exchange Contracts**	—	64,012	—	64,012
Total Assets	$15,041,531	$103,848,429	$—	$118,899,960

Series E (Total Return Bond Series)
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2018

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Forward Foreign Currency Exchange Contracts**	$—	$36,222	$—	$36,222

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

For the period ended September 30, 2018, the Fund had securities with a total value of $635,022 transfer out of Level 3 into Level 2 due to changes in the securities valuation methods based on availability of vendor prices. There were no other securities that transferred between levels.

Series E (Total Return Bond Series)
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2018

Step Coupon Bonds

The following table discloses additional information related to step coupon bonds held by the Fund. Certain securities are subject to multiple rate changes prior to maturity. Rates for all step coupon bonds held by the Fund are scheduled to increase, none are scheduled to decrease.

Name	Coupon rate at next step up date	Date of next rate change	Final future rate	Final future step up date
Apollo Aviation Securitization Equity Trust
2016-1A, 4.88% due 03/17/36	6.88%	03/15/23	6.88%	03/15/23
Castlelake Aircraft Securitization Trust
2015-1A, 4.70% due 12/15/40	6.70%	11/30/22	6.70%	11/30/22
Freddie Mac Seasoned Credit Risk Transfer Trust
2017-4, 2.50% due 06/25/57	2.75%	12/25/18	3.00%	06/25/19
Willis Engine Securitization Trust II
2012-A, 5.50% due 09/15/37	8.50%	09/15/20	8.50%	09/15/20

Series E (Total Return Bond Series)
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2018

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a portfolio company of a fund, or control of or by, or common control under Guggenheim Investments (“GI”), result in that portfolio company being considered an affiliated company of such fund, as defined in the 1940 Act.

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund I, Guggenheim Strategy Fund II and Guggenheim Strategy Fund III, (collectively, the “Cash Management Funds”), each of which are open-end management investment companies managed by GI. The Cash Management Funds, which launched on March 11, 2014, are offered as cash management options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Cash Management Funds pay no investment management fees. The Cash Management Funds’ annual report on Form N-CSR dated September 30, 2017, is available publicly or upon request. This information is available from the EDGAR database on the SEC's website at https://www.sec.gov/Archives/edgar/data/1601445/000089180417000715/gug72218.htm.

Transactions during the period ended September 30, 2018, in which the portfolio company is an "affiliated person", were as follows:

Security Name	Value 12/31/17	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 09/30/18	Shares 09/30/18	Investment Income
Mutual Funds
Guggenheim Total Return Bond Fund - Institutional Class	$6,193,398	$129,938	$(460,000)	$8,417	$(124,087)	$5,747,666	215,027	$131,792
Guggenheim Limited Duration Fund - Institutional Class	2,911,685	52,231	–	–	(10,633)	2,953,283	119,615	52,352
Guggenheim Strategy Fund I	2,433,392	47,995	–	–	(977)	2,480,410	99,018	48,110
Guggenheim Floating Rate Strategies Fund - Institutional Class	202,861	6,809	–	–	(463)	209,207	8,062	6,830
	$11,741,336	$236,973	$(460,000)	$8,417	$(136,160)	$11,390,566		$239,084

Series F (Floating Rate Strategies Series)
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2018

	Shares	Value
COMMON STOCKS††† - 0.0%
Technology – 0.0%
Aspect Software Parent, Inc.*,1,2	36	$–
Total Common Stocks
(Cost $–)		–

WARRANTS††† - 0.0%
Aspect Software, Inc.*,1,2	28,744	–
Total Warrants
(Cost $–)		--

MONEY MARKET FUND† - 9.3%
Federated U.S. Treasury Cash Reserve Fund — Institutional Shares 1.92%[3]	6,670,360	6,670,360
Total Money Market Fund
(Cost $6,670,360)		6,670,360

	Face Amount
SENIOR FLOATING RATE INTERESTS††,4 - 94.0%
Industrial - 19.9%
Zodiac Pool Solutions LLC
4.49% (1 Month USD LIBOR + 2.25%, Rate Floor: 0.00%) due 07/02/25	$698,250	701,448
Reece Ltd.
4.34% (3 Month USD LIBOR + 2.00%, Rate Floor: 0.00%) due 07/02/25	698,250	699,123
Southwire Co.
4.16% (1 Month USD LIBOR + 2.00%, Rate Floor: 0.00%) due 05/19/25	650,000	651,898
Flex Acquisition Company, Inc.
5.34% (3 Month USD LIBOR + 3.00%, Rate Floor: 1.00%) due 12/29/23	493,750	493,202
5.75% (3 Month USD LIBOR + 3.25%, Rate Floor: 0.00%) due 06/21/25	150,000	150,300
TransDigm Group, Inc.
4.74% (1 Month USD LIBOR + 2.50%, Rate Floor: 0.00%) due 05/30/25	622,532	624,113
Hillman Group, Inc.
5.74% (1 Month USD LIBOR + 3.50%, Rate Floor: 0.00%) due 05/31/25	598,856	591,820
Engineered Machinery Holdings, Inc.
5.64% (3 Month USD LIBOR + 3.25%, Rate Floor: 1.00%) due 07/19/24	558,364	550,687
ProAmpac PG Borrower LLC
5.78% (1 Month USD LIBOR + 3.50%, Rate Floor: 1.00%) due 11/20/23	524,952	526,527
Charter Nex US, Inc.
5.24% (1 Month USD LIBOR + 3.00%, Rate Floor: 1.00%) due 05/16/24	520,676	520,567
GYP Holdings III Corp.
4.99% (1 Month USD LIBOR + 2.75%, Rate Floor: 0.00%) due 06/01/25	508,557	507,072
Reynolds Group Holdings, Inc.
4.99% (1 Month USD LIBOR + 2.75%, Rate Floor: 0.00%) due 02/05/23	490,022	492,080
WP CPP Holdings LLC
6.21% (3 Month USD LIBOR + 3.75%, Rate Floor: 0.00%) due 04/30/25	480,000	483,000
Pregis Holding I Corp.
5.89% (3 Month USD LIBOR + 3.50%, Rate Floor: 1.00%) due 05/20/21	487,578	482,702
Vectra Co.
5.49% (1 Month USD LIBOR + 3.25%, Rate Floor: 0.00%) due 03/08/25	448,875	448,597
BWAY Holding Co.
5.58% (3 Month USD LIBOR + 3.25%, Rate Floor: 0.00%) due 04/03/24	445,500	444,943
CHI Overhead Doors, Inc.
5.49% (1 Month USD LIBOR + 3.25%, Rate Floor: 1.00%) due 07/29/22	438,111	439,071
Altra Industrial Motion Corp.
2.00% (3 Month USD LIBOR + 2.00%, Rate Floor: 0.00%) due 09/25/25[5]	400,000	400,624
Engility Corp.
4.99% (1 Month USD LIBOR + 2.75%, Rate Floor: 1.00%) due 08/14/23	386,100	386,984
CPG International LLC
6.25% (6 Month USD LIBOR + 3.75%, Rate Floor: 1.00%) due 05/05/24	349,116	351,518
Filtration Group Corp.
5.24% (1 Month USD LIBOR + 3.00%, Rate Floor: 0.00%) due 03/29/25	348,250	350,489
Thermasys Corp.
6.33% (3 Month USD LIBOR + 4.00%, Rate Floor: 1.25%) due 05/03/19	350,000	329,220
KUEHG Corp. (KinderCare)
6.14% (3 Month USD LIBOR + 3.75%, Rate Floor: 1.00%) due 02/21/25	300,768	302,022
LTI Holdings, Inc.
5.74% (1 Month USD LIBOR + 3.50%, Rate Floor: 0.00%) due 09/06/25	300,000	301,125

Series F (Floating Rate Strategies Series)
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2018

	Face Amount	Value
SENIOR FLOATING RATE INTERESTS††,4 - 94.0% (continued)
Industrial - 19.9% (continued)
DAE Aviation
5.99% (1 Month USD LIBOR + 3.75%, Rate Floor: 1.00%) due 07/07/22	$296,939	$298,284
Springs Window Fashions
6.41% (1 Month USD LIBOR + 4.25%, Rate Floor: 0.00%) due 06/15/25	199,500	200,996
10.66% (1 Month USD LIBOR + 8.50%, Rate Floor: 0.00%) due 06/15/26	100,000	96,500
VC GB Holdings, Inc.
5.24% (1 Month USD LIBOR + 3.00%, Rate Floor: 1.00%) due 02/28/24	271,011	271,688
American Bath Group LLC
6.64% (3 Month USD LIBOR + 4.25%, Rate Floor: 1.00%) due 09/30/23	268,183	270,872
Hayward Industries, Inc.
5.74% (1 Month USD LIBOR + 3.50%, Rate Floor: 0.00%) due 08/05/24	262,883	264,329
RBS Global, Inc.
4.24% (1 Month USD LIBOR + 2.00%, Rate Floor: 1.00%) due 08/21/24	249,008	250,141
Travelport Finance (Luxembourg) S.A.R.L.
4.81% (3 Month USD LIBOR + 2.50%, Rate Floor: 0.00%) due 03/17/25	248,661	248,661
Beacon Roofing Supply, Inc.
4.38% (1 Month USD LIBOR + 2.25%, Rate Floor: 0.00%) due 01/02/25	248,750	248,024
Wrangler Buyer Corp.
4.99% (1 Month USD LIBOR + 2.75%, Rate Floor: 0.00%) due 09/28/24	198,997	200,034
Titan Acquisition Ltd. (Husky)
5.24% (1 Month USD LIBOR + 3.00%, Rate Floor: 0.00%) due 03/28/25	199,000	193,185
Arctic Long Carriers
6.74% (1 Month USD LIBOR + 4.50%, Rate Floor: 1.00%) due 05/18/23	172,813	173,244
Bioplan USA, Inc.
6.99% (1 Month USD LIBOR + 4.75%, Rate Floor: 1.00%) due 09/23/21	174,984	164,485
Argo Merchants
6.14% (3 Month USD LIBOR + 3.75%, Rate Floor: 1.00%) due 12/06/24	124,089	124,709
Total Industrial		14,234,284
Consumer, Non-cyclical - 18.6%
BRP, Inc.
4.24% (1 Month USD LIBOR + 2.00%, Rate Floor: 0.00%) due 05/23/25	700,000	699,223
Nomad Foods Lux S.A.R.L
4.41% (1 Month USD LIBOR + 2.25%, Rate Floor: 0.00%) due 05/15/24	700,000	696,717
Examworks Group, Inc.
5.49% (1 Month USD LIBOR + 3.25%, Rate Floor: 1.00%) due 07/27/23	646,729	651,257
CHG Healthcare Services, Inc.
5.31% (3 Month USD LIBOR + 3.00%, Rate Floor: 1.00%) due 06/07/23	632,840	636,403
Syneos Health, Inc.
4.24% (1 Month USD LIBOR + 2.00%, Rate Floor: 0.00%) due 08/01/24	597,747	598,495
JBS USA Lux SA
4.84% (3 Month USD LIBOR + 2.50%, Rate Floor: 0.75%) due 10/30/22	596,970	598,128
Sterigenics-Norion Holdings
5.24% (1 Month USD LIBOR + 3.00%, Rate Floor: 1.00%) due 05/15/22	554,372	554,832
Aspen Dental
5.49% (1 Month USD LIBOR + 3.25%, Rate Floor: 0.00%) due 04/30/25	548,625	551,094
Endo Luxembourg Finance Co.
6.50% (3 Month USD LIBOR + 4.25%, Rate Floor: 0.75%) due 04/29/24	547,365	550,671
CHG PPC Parent LLC
4.99% (1 Month USD LIBOR + 2.75%, Rate Floor: 0.00%) due 03/31/25	548,625	548,625
Hearthside Group Holdings LLC
5.24% (1 Month USD LIBOR + 3.00%, Rate Floor: 0.00%) due 05/23/25	548,625	546,507
NVA Holdings, Inc
4.99% (1 Month USD LIBOR + 2.75%, Rate Floor: 1.00%) due 02/03/25	497,749	495,883
Albertson's LLC
5.38% (3 Month USD LIBOR + 3.00%, Rate Floor: 0.75%) due 12/21/22	493,762	493,856

Series F (Floating Rate Strategies Series)
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2018

	Face Amount	Value
SENIOR FLOATING RATE INTERESTS††,4 - 94.0% (continued)
Consumer, Non-cyclical - 18.6% (continued)
Post Holdings, Inc.
4.22% (1 Month USD LIBOR + 2.00%, Rate Floor: 0.00%) due 05/24/24	$493,750	$493,661
Chobani LLC
5.74% (1 Month USD LIBOR + 3.50%, Rate Floor: 1.00%) due 10/10/23	498,732	486,264
DJO Finance LLC
5.54% (3 Month USD LIBOR + 3.25%, Rate Floor: 1.00%) due 06/08/20	485,000	484,699
CPI Holdco LLC
5.89% (3 Month USD LIBOR + 3.50%, Rate Floor: 1.00%) due 03/21/24	473,799	474,097
Equian LLC
5.46% (1 Month USD LIBOR + 3.25%, Rate Floor: 1.00%) due 05/20/24	446,246	448,339
PPDI (Pharmaceutical Product Development, Inc.)
4.74% (1 Month USD LIBOR + 2.50%, Rate Floor: 1.00%) due 08/18/22	440,886	441,137
American Tire Distributors, Inc.
6.64% (3 Month USD LIBOR + 4.25%, Rate Floor: 1.00%) due 09/01/21	482,280	417,173
Lineage Logistics LLC
5.24% (1 Month USD LIBOR + 3.00%, Rate Floor: 1.00%) due 02/27/25	398,000	397,172
Dole Food Company, Inc.
5.00% (1 Month USD LIBOR + 2.75%, Rate Floor: 1.00%) due 04/06/24	350,000	349,751
IQVIA Holdings, Inc.
4.14% (3 Month USD LIBOR + 1.75%, Rate Floor: 0.00%) due 06/11/25	299,250	299,002
Diamond (BC) B.V.
5.24% (1 Month USD LIBOR + 3.00%, Rate Floor: 0.00%) due 09/06/24	297,750	291,795
Sigma Holding BV (Flora Food)
5.32% (1 Month USD LIBOR + 3.00%, Rate Floor: 0.00%) due 07/02/25	250,000	249,910
BCPE Eagle Buyer LLC
6.49% (1 Month USD LIBOR + 4.25%, Rate Floor: 1.00%) due 03/18/24	197,990	194,525
Authentic Brands
5.74% (1 Month USD LIBOR + 3.50%, Rate Floor: 1.00%) due 09/27/24	173,688	174,165
Smart & Final Stores LLC
5.74% (1 Month USD LIBOR + 3.50%, Rate Floor: 0.75%) due 11/15/22	157,900	154,644
Immucor, Inc.
7.39% (3 Month USD LIBOR + 5.00%, Rate Floor: 1.00%) due 06/15/21	148,125	150,440
Acadia Healthcare Co., Inc.
4.74% (1 Month USD LIBOR + 2.50%, Rate Floor: 0.00%) due 02/16/23	94,931	95,540
Valeant Pharmaceuticals International, Inc.
5.10% (1 Month USD LIBOR + 3.00%, Rate Floor: 0.00%) due 06/01/25	46,617	46,837
CTI Foods Holding Co. LLC
9.85% (3 Month USD LIBOR + 7.25%, Rate Floor: 1.00%) due 06/28/21	80,000	31,734
Total Consumer, Non-cyclical		13,302,576
Technology - 16.1%
Blackhawk Network
5.39% (3 Month USD LIBOR + 3.00%, Rate Floor: 0.00%) due 06/15/25	698,250	702,118
MACOM Technology Solutions Holdings, Inc.
4.49% (1 Month USD LIBOR + 2.25%, Rate Floor: 0.00%) due 05/17/24	698,232	680,427
Micron Technology, Inc.
4.00% (1 Month USD LIBOR + 1.75%) due 04/26/22	391,980	393,042
4.25% (1 Month USD LIBOR + 2.00%, Rate Floor: 0.00%) due 05/29/25	286,300	286,360
Flexera Software LLC
5.50% (1 Month USD LIBOR + 3.25%, Rate Floor: 1.00%) due 02/26/25	627,250	628,555
AVSC Holding Corp.
5.57% (3 Month USD LIBOR + 3.25%, Rate Floor: 1.00%) due 03/03/25	547,450	543,344
Press Ganey Holdings, Inc.
4.99% (1 Month USD LIBOR + 2.75%, Rate Floor: 1.00%) due 10/23/23	540,997	543,026
Informatica LLC
5.49% (1 Month USD LIBOR + 3.25%, Rate Floor: 0.00%) due 08/05/22	496,240	500,115
Sabre GLBL, Inc.
4.24% (1 Month USD LIBOR + 2.00%, Rate Floor: 0.00%) due 02/22/24	496,250	497,491

Series F (Floating Rate Strategies Series)
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2018

	Face Amount	Value
SENIOR FLOATING RATE INTERESTS††,4 - 94.0% (continued)
Technology - 16.1% (continued)
TIBCO Software, Inc.
5.75% (1 Month USD LIBOR + 3.50%, Rate Floor: 1.00%) due 12/04/20	$492,481	$494,224
First Data Corp.
7.25% (1 Month USD LIBOR + 2.00%) due 07/08/22	488,866	489,589
Peak 10 Holding Corp.
5.89% (3 Month USD LIBOR + 3.50%, Rate Floor: 0.00%) due 08/01/24	495,000	489,223
Solera LLC
4.99% (1 Month USD LIBOR + 2.75%, Rate Floor: 1.00%) due 03/03/23	478,413	479,313
Misys Ltd.
5.89% (3 Month USD LIBOR + 3.50%, Rate Floor: 1.00%) due 06/13/24	470,523	470,664
Kronos, Inc.
5.34% (3 Month USD LIBOR + 3.00%, Rate Floor: 0.00%) due 11/01/23	443,281	445,333
LANDesk Group, Inc.
6.33% (1 Month USD LIBOR + 4.25%, Rate Floor: 1.00%) due 01/20/24	424,920	427,929
Advanced Computer Software
6.88% (1 Month USD LIBOR + 4.75%, Rate Floor: 0.00%) due 05/31/24	409,055	411,100
Optiv, Inc.
5.50% (1 Month USD LIBOR + 3.25%, Rate Floor: 1.00%) due 02/01/24	414,375	402,590
Go Daddy Operating Company LLC
4.49% (1 Month USD LIBOR + 2.25%, Rate Floor: 0.00%) due 02/15/24	295,928	296,996
Aspect Software, Inc.
12.81% (3 Month USD LIBOR + 10.50%, Rate Floor: 1.00%) due 05/25/20[2]	319,261	266,184
Seattle Spnco
4.74% (1 Month USD LIBOR + 2.50%, Rate Floor: 0.00%) due 06/21/24	260,000	259,134
Internet Brands, Inc.
5.92% (1 Month USD LIBOR + 3.75%, Rate Floor: 0.00%) due 09/13/24	253,083	254,664
Lumentum Holdings, Inc.
2.50% (3 Month USD LIBOR + 2.50%, Rate Floor: 0.00%) due 08/07/25[5]	250,000	251,875
Greenway Health LLC
6.14% (3 Month USD LIBOR + 3.75%, Rate Floor: 1.00%) due 02/16/24	198,992	198,495
EIG Investors Corp.
6.06% (3 Month USD LIBOR + 3.75%, Rate Floor: 1.00%) due 02/09/23	169,462	170,672
Cypress Intermediate Holdings III, Inc.
5.25% (1 Month USD LIBOR + 3.00%, Rate Floor: 1.00%) due 04/29/24	167,651	168,280
Ascend Learning LLC
5.24% (1 Month USD LIBOR + 3.00%, Rate Floor: 1.00%) due 07/12/24	148,500	148,546
Refinitiv (Financial & Risk Us Holdings, Inc.)
3.75% (3 Month USD LIBOR + 3.75%, Rate Floor: 0.00%) due 09/18/25[5]	130,000	129,657
Project Accelerate Parent, LLC
6.37% (1 Month USD LIBOR + 4.25%, Rate Floor: 1.00%) due 01/02/25	124,375	124,841
Cvent, Inc.
5.99% (1 Month USD LIBOR + 3.75%, Rate Floor: 1.00%) due 11/29/24	99,500	99,376
MA Financeco LLC
4.49% (1 Month USD LIBOR + 2.25%, Rate Floor: 0.00%) due 11/19/21	99,500	99,003
Infor (US), Inc.
5.14% (3 Month USD LIBOR + 2.75%, Rate Floor: 1.00%) due 02/01/22	69,169	69,331
Miami Escrow Borrower LLC
4.74% (1 Month USD LIBOR + 2.50%, Rate Floor: 0.00%) due 06/21/24	38,500	38,372
CPI Acquisition, Inc.
6.84% (3 Month USD LIBOR + 4.50%, Rate Floor: 2.00%) due 08/17/22	41,839	27,707
Total Technology		11,487,576
Consumer, Cyclical - 14.7%
Safe Fleet Holdings LLC
5.11% (1 Month USD LIBOR + 3.00%, Rate Floor: 1.00%) due 02/03/25	895,500	885,990
Realogy Group LLC
4.40% (1 Month USD LIBOR + 2.25%, Rate Floor: 0.00%) due 02/08/25	698,246	699,468
Packers Sanitation Services, Inc.
5.38% (1 Month USD LIBOR + 3.25%) due 12/04/24	595,749	595,499

Series F (Floating Rate Strategies Series)
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2018

	Face Amount	Value
SENIOR FLOATING RATE INTERESTS††,4 - 94.0% (continued)
Consumer, Cyclical - 14.7% (continued)
AlixPartners, LLP
4.99% (1 Month USD LIBOR + 2.75%, Rate Floor: 0.00%) due 04/04/24	$591,696	$594,164
Learning Care Group (US), Inc.
5.43% (1 Month USD LIBOR + 3.25%, Rate Floor: 1.00%) due 03/13/25	547,250	548,104
USIC Holding, Inc.
5.49% (1 Month USD LIBOR + 3.25%, Rate Floor: 1.00%) due 12/08/23	496,319	499,009
Crown Finance US, Inc.
4.74% (1 Month USD LIBOR + 2.50%, Rate Floor: 0.00%) due 02/28/25	497,500	496,699
Equinox Holdings, Inc.
5.24% (1 Month USD LIBOR + 3.00%, Rate Floor: 1.00%) due 03/08/24	492,525	494,618
Greektown Holdings LLC
4.99% (1 Month USD LIBOR + 2.75%, Rate Floor: 0.75%) due 04/25/24	493,750	493,750
DG Investment Intermediate Holdings 2, Inc.
5.24% (1 Month USD LIBOR + 3.00%, Rate Floor: 0.75%) due 02/03/25	449,355	449,166
5.24% (1 Month USD LIBOR + 3.00%, Rate Floor: 0.75%) due 02/03/25	43,548	43,530
BrightView Landscapes LLC
4.69% (1 Month USD LIBOR + 2.50%, Rate Floor: 0.00%) due 08/15/25	450,000	451,827
Navistar Inc.
5.64% (1 Month USD LIBOR + 3.50%, Rate Floor: 0.00%) due 11/06/24	447,750	449,989
Mavis Tire Express Services Corp.
5.42% (1 Month USD LIBOR + 3.25%, Rate Floor: 0.00%) due 03/20/25	389,376	387,916
Burlington Stores, Inc.
4.72% (1 Month USD LIBOR + 2.50%, Rate Floor: 0.75%) due 11/17/24	344,285	346,436
Eldorado Resorts, Inc.
4.41% (1 Month USD LIBOR + 2.25%, Rate Floor: 0.00%) due 04/17/24	329,914	331,290
National Vision, Inc.
4.74% (1 Month USD LIBOR + 2.50%, Rate Floor: 0.00%) due 11/20/24	306,291	308,111
Stars Group (Amaya)
5.89% (3 Month USD LIBOR + 3.50%, Rate Floor: 0.00%) due 07/10/25	299,250	301,883
EG Finco Ltd.
6.39% (3 Month USD LIBOR + 4.00%, Rate Floor: 0.00%) due 02/07/25	298,500	298,781
Petco Animal Supplies, Inc.
5.59% (3 Month USD LIBOR + 3.25%, Rate Floor: 1.00%) due 01/26/23	353,561	286,076
Talbots, Inc.
6.74% (1 Month USD LIBOR + 4.50%, Rate Floor: 2.00%) due 03/19/20	218,542	213,897
Truck Hero, Inc.
5.96% (1 Month USD LIBOR + 3.75%, Rate Floor: 0.00%) due 04/22/24	198,992	199,428
Samsonite IP Holdings S.A.R.L.
3.99% (1 Month USD LIBOR + 1.75%, Rate Floor: 0.00%) due 04/25/25	199,500	199,292
1-800 Contacts
5.50% (1 Month USD LIBOR + 3.25%, Rate Floor: 1.00%) due 01/22/23	195,026	193,661
Wyndham Hotels & Resorts, Inc.
3.99% (1 Month USD LIBOR + 1.75%, Rate Floor: 0.00%) due 05/30/25	150,000	150,406
GVC Holdings plc
4.74% (1 Month USD LIBOR + 2.50%, Rate Floor: 1.00%) due 03/29/24	149,250	149,747
Life Time Fitness, Inc.
5.06% (3 Month USD LIBOR + 2.75%, Rate Floor: 1.00%) due 06/10/22	139,296	139,790
Leslie's Poolmart, Inc.
5.70% (2 Month USD LIBOR + 3.50%, Rate Floor: 0.00%) due 08/16/23	129,025	128,945
Belk, Inc.
6.88% (1 Month USD LIBOR + 4.75%, Rate Floor: 1.00%) due 12/12/22	98,377	85,945
Convergint Technologies
5.24% (1 Month USD LIBOR + 3.00%, Rate Floor: 0.75%) due 02/01/25	69,825	69,796
Total Consumer, Cyclical		10,493,213
Communications - 11.2%
Unitymedia Finance LLC
4.16% (1 Month USD LIBOR + 2.00%, Rate Floor: 0.00%) due 06/01/23	700,000	700,525

Series F (Floating Rate Strategies Series)
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2018

	Face Amount	Value
SENIOR FLOATING RATE INTERESTS††,4 - 94.0% (continued)
Communications - 11.2% (continued)
WMG Acquisition Corp.
4.37% (1 Month USD LIBOR + 2.13%, Rate Floor: 0.00%) due 11/01/23	$700,000	$698,677
Telenet Financing USD LLC
4.41% (1 Month USD LIBOR + 2.25%, Rate Floor: 0.00%) due 08/15/26	700,000	696,829
NAI Entertainment Holdings LLC
4.75% (1 Month USD LIBOR + 2.50%, Rate Floor: 1.00%) due 05/08/25	650,000	650,273
GTT Communications, Inc.
4.99% (1 Month USD LIBOR + 2.75%, Rate Floor: 0.00%) due 05/31/25	648,375	642,793
Neustar, Inc.
5.74% (1 Month USD LIBOR + 3.50%, Rate Floor: 0.00%) due 08/08/24	547,555	548,042
CSC Holdings, LLC
4.41% (1 Month USD LIBOR + 2.25%, Rate Floor: 0.00%) due 07/17/25	521,523	521,304
Altice US Finance I Corp.
4.49% (1 Month USD LIBOR + 2.25%, Rate Floor: 0.00%) due 07/28/25	493,750	493,133
Cengage Learning Acquisitions, Inc.
6.42% (1 Month USD LIBOR + 4.25%, Rate Floor: 1.00%) due 06/07/23	525,869	489,715
SFR Group S.A.
5.85% (1 Month USD LIBOR + 3.69%, Rate Floor: 0.00%) due 01/31/26	492,528	486,022
Mcgraw-Hill Global Education Holdings LLC
6.24% (1 Month USD LIBOR + 4.00%, Rate Floor: 1.00%) due 05/04/22	490,927	475,993
Ziggo Secured Finance BV
4.66% (1 Month USD LIBOR + 2.50%, Rate Floor: 0.00%) due 04/15/25	450,000	441,657
Sprint Communications, Inc.
4.75% (1 Month USD LIBOR + 2.50%, Rate Floor: 0.75%) due 02/02/24	295,500	296,239
Virgin Media Bristol LLC
4.66% (1 Month USD LIBOR + 2.50%, Rate Floor: 0.00%) due 01/15/26	250,000	250,370
Radiate HoldCo LLC
5.24% (1 Month USD LIBOR + 3.00%, Rate Floor: 0.75%) due 02/01/24	224,410	223,966
Charter Communications Operating, LLC
4.25% (1 Month USD LIBOR + 2.00%) due 04/30/25	198,500	198,748
Market Track LLC
6.64% (3 Month USD LIBOR + 4.25%, Rate Floor: 1.00%) due 06/05/24	198,000	197,010
Total Communications		8,011,296
Financial - 7.4%
Focus Financial Partners, LLC
4.74% (1 Month USD LIBOR + 2.50%, Rate Floor: 0.00%) due 07/03/24	698,250	701,741
Northstar Financial Services LLC
5.56% (1 Month USD LIBOR + 3.50%, Rate Floor: 0.75%) due 05/25/25	700,000	700,581
Geo Group, Inc.
4.25% (1 Month USD LIBOR + 2.00%, Rate Floor: 0.75%) due 03/22/24	691,994	690,914
National Financial Partners Corp.
5.24% (1 Month USD LIBOR + 3.00%, Rate Floor: 0.00%) due 01/08/24	599,868	599,268
LPL Holdings, Inc.
4.42% (1 Month USD LIBOR + 2.25%, Rate Floor: 0.00%) due 09/23/24	495,009	497,178
Capital Automotive L.P.
4.75% (1 Month USD LIBOR + 2.50%, Rate Floor: 1.00%) due 03/25/24	364,287	364,742
USI, Inc.
5.39% (3 Month USD LIBOR + 3.00%, Rate Floor: 0.00%) due 05/16/24	356,897	356,987
Aretec Group, Inc.
4.25% (3 Month USD LIBOR + 4.25%, Rate Floor: 0.00%) due 08/13/25[5]	250,000	251,875
Fly Leasing Ltd.
4.34% (3 Month USD LIBOR + 2.00%, Rate Floor: 0.00%) due 02/09/23	250,000	250,105
iStar, Inc.
4.89% (1 Month USD LIBOR + 2.75%, Rate Floor: 0.00%) due 06/28/23	250,000	250,000
HUB International Ltd.
5.34% (3 Month USD LIBOR + 3.00%, Rate Floor: 0.00%) due 04/25/25	249,375	249,811
HarbourVest Partners LP
4.41% (1 Month USD LIBOR + 2.25%, Rate Floor: 0.00%) due 03/03/25	202,928	203,181

Series F (Floating Rate Strategies Series)
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2018

	Face Amount	Value
SENIOR FLOATING RATE INTERESTS††,4 - 94.0% (continued)
Financial - 7.4% (continued)
Advisor Group, Inc.
5.91% (1 Month USD LIBOR + 3.75%, Rate Floor: 0.00%) due 08/15/25	$150,000	$150,875
Total Financial		5,267,258
Basic Materials - 4.8%
HB Fuller Co.
4.17% (1 Month USD LIBOR + 2.00%, Rate Floor: 0.00%) due 10/20/24	679,310	678,379
Invictus MD Strategies Corp.
5.20% (2 Month USD LIBOR + 3.00%, Rate Floor: 0.00%) due 03/28/25	595,753	599,107
Alpha 3 B.V.
5.39% (3 Month USD LIBOR + 3.00%, Rate Floor: 1.00%) due 01/31/24	595,432	598,558
GrafTech Finance, Inc.
5.74% (1 Month USD LIBOR + 3.50%, Rate Floor: 1.00%) due 02/12/25	572,750	576,330
PQ Corp.
4.74% (1 Month USD LIBOR + 2.50%, Rate Floor: 0.00%) due 02/08/25	426,325	426,594
Nexeo Solutions LLC
5.60% (3 Month USD LIBOR + 3.25%) due 06/09/23	366,623	368,548
PMHC II, Inc. (Prince)
6.15% (3 Month USD LIBOR + 3.50%, Rate Floor: 1.00%) due 03/29/25	199,000	193,528
Total Basic Materials		3,441,044
Energy - 1.0%
Houston Fuel Oil Terminal Company
5.00% (1 Month USD LIBOR + 2.75%, Rate Floor: 0.00%) due 06/26/25	448,875	449,014
Ultra Petroleum, Inc.
5.17% (1 Month USD LIBOR + 3.00%, Rate Floor: 1.00%) due 04/12/24	328,000	294,928
Total Energy		743,942
Utilities - 0.3%
Stonewall
7.89% (3 Month USD LIBOR + 5.50%, Rate Floor: 1.00%) due 11/13/21	217,602	218,146
Total Senior Floating Rate Interests
(Cost $67,519,469)		67,199,335
Total Investments - 103.3%
(Cost $74,189,829)		$73,869,695
Other Assets & Liabilities, net - (3.3)%		(2,339,542)
Total Net Assets - 100.0%		$71,530,153

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs, unless otherwise noted — See Note 3.
†††	Value determined based on Level 3 inputs — See Note 3.
[1]	Security was fair valued by the Valuation Committee at September 30, 2018. The total market value of fair valued securities amounts to $0, (cost $0) or less than 0.1% of total net assets.
[2]	Affiliated issuer.
[3]	Rate indicated is the 7-day yield as of September 30, 2018.
[4]	Variable rate security. Rate indicated is the rate effective at September 30, 2018. In some instances, the effective rate is limited by a minimum rate floor or a maximum rate cap established by the issuer. The settlement status of a position may also impact the effective rate indicated. In instances where multiple underlying references rates and spread amounts are shown, the effective rate is based on a weighted average.
[5]	Term loan interests in the Fund's portfolio generally have variable rates. All or a portion of this security represents unsettled loan positions and may not have a stated coupon rate.

plc — Public Limited Company

LIBOR — London Interbank Offered Rate

USD — United States Dollar

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at September 30, 2018 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs		Total
Common Stocks	$—	$—	$—	*	$—
Warrants	—	—	—	*	—
Money Market Fund	6,670,360	—	—		6,670,360
Senior Floating Rate Interests	—	67,199,335	—	*	67,199,335
Total Assets	$6,670,360	$67,199,335	$—		$73,869,695

Series F (Floating Rate Strategies Series)
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2018

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Unfunded Loan Commitments (Note 5)	$—	$222	$—	$222

*	Includes securities with a market value of $0.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

For the period ended September 30, 2018, there were no transfers between levels.

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a portfolio company of a fund, or control of or by, or common control under Guggenheim Investments (“GI”), result in that portfolio company being considered an affiliated company of such fund, as defined in the 1940 Act.

Transactions during the period ended September 30, 2018, in which the portfolio company is an "affiliated person", were as follows:

Security Name	Value 12/31/17	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 09/30/18	Shares 09/30/18	Investment Income	Capital Gain Distributions
Common Stocks
Aspect Software Parent, Inc.*,2	$–	$–	$–	$–	$–	$–	36	$–	$–
Warrants
Aspect Software, Inc.*,2	–	–	–	–	–	–	28,744	–	–
Senior Floating Rate Interests
Aspect Software, Inc. 12.81% (3 Month USD LIBOR + 10.50%, Rate Floor: 1:00%) due 05/25/20[1]	314,391	6,300	(6,218)	–	(48,289)	266,184	319,261	36,368	3,150
	$314,391	$6,300	$(6,218)	$–	$(48,289)	$266,184		$36,368	$3,150

*	Non-income producing security.
[1]	Variable rate security. Rate indicated is the rate effective at September 30, 2018. In some instances, the effective rate is limited by a minimum rate floor, or a maximum rate cap established by the issuer. The settlement status of a position may also impact the effective rate indicated. In instances where multiple underlying references rates and spread amounts are shown, the effective rate is based on a weighted average.
[2]	Security was fair valued by the Valuation Committee at September 30, 2018. The total market value of fair valued securities amounts to $0, (cost $0) or less than 0.1% of total net assets.

Series J (StylePlus—Mid Growth Series)
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2018

	Shares	Value
COMMON STOCKS† - 20.4%
Consumer, Non-cyclical - 5.6%
United Rentals, Inc.*	2,556	$418,162
Kellogg Co.	5,767	403,806
Total System Services, Inc.	3,632	358,624
Post Holdings, Inc.*	3,656	358,434
Edwards Lifesciences Corp.*	2,057	358,124
CoreLogic, Inc.*	6,466	319,485
Baxter International, Inc.	4,095	315,684
Western Union Co.	16,486	314,223
Hershey Co.	2,979	303,858
US Foods Holding Corp.*	9,837	303,176
Brown-Forman Corp. — Class B	5,918	299,155
McCormick & Company, Inc.	2,267	298,677
Performance Food Group Co.*	8,494	282,850
Keurig Dr Pepper, Inc.	11,480	265,992
ResMed, Inc.	2,294	264,590
Monster Beverage Corp.*	4,515	263,134
Sysco Corp.	3,531	258,646
Herbalife Nutrition Ltd.*	4,719	257,421
Centene Corp.*	1,731	250,614
IDEXX Laboratories, Inc.*	975	243,418
FleetCor Technologies, Inc.*	1,062	241,966
Quanta Services, Inc.*	6,913	230,756
Kimberly-Clark Corp.	1,992	226,371
Square, Inc. — Class A*	2,246	222,376
WellCare Health Plans, Inc.*	655	209,921
Jazz Pharmaceuticals plc*	1,173	197,216
Booz Allen Hamilton Holding Corp.	3,701	183,681
Sabre Corp.	6,544	170,667
Constellation Brands, Inc. — Class A	601	129,588
Hill-Rom Holdings, Inc.	1,243	117,339
Verisk Analytics, Inc. — Class A*	933	112,473
Nektar Therapeutics*	1,823	111,130
Clorox Co.	683	102,730
Alexion Pharmaceuticals, Inc.*	710	98,697
AmerisourceBergen Corp. — Class A	1,068	98,491
Gartner, Inc.*	621	98,428
Zoetis, Inc.	1,067	97,695
PRA Health Sciences, Inc.*	883	97,298
Bright Horizons Family Solutions, Inc.*	825	97,218
ABIOMED, Inc.*	215	96,696
Molina Healthcare, Inc.*	650	96,655
Align Technology, Inc.*	246	96,240
Varian Medical Systems, Inc.*	859	96,148
Avery Dennison Corp.	886	95,998
CoStar Group, Inc.*	228	95,952
Cintas Corp.	479	94,751
Total Consumer, Non-cyclical		9,654,554
Industrial - 4.3%
Amphenol Corp. — Class A	4,744	446,031
Spirit AeroSystems Holdings, Inc. — Class A	4,649	426,174
Cummins, Inc.	2,544	371,602
Masco Corp.	10,029	367,061
Rockwell Automation, Inc.	1,871	350,850
Waters Corp.*	1,798	350,035
XPO Logistics, Inc.*	2,924	333,833
Parker-Hannifin Corp.	1,801	331,258
Textron, Inc.	4,494	321,186
Harris Corp.	1,782	301,532
Ingersoll-Rand plc	2,902	296,874
Genesee & Wyoming, Inc. — Class A*	3,067	279,066
Huntington Ingalls Industries, Inc.	1,050	268,884
Xylem, Inc.	3,122	249,354
Expeditors International of Washington, Inc.	3,214	236,326
Sensata Technologies Holding plc*	4,244	210,290
EMCOR Group, Inc.	2,749	206,477
FLIR Systems, Inc.	3,100	190,557
Barnes Group, Inc.	2,559	181,766
Roper Technologies, Inc.	608	180,096
J.B. Hunt Transport Services, Inc.	1,424	169,371
TransDigm Group, Inc.*	454	169,024
Werner Enterprises, Inc.	4,024	142,248
Fortive Corp.	1,513	127,395
Rexnord Corp.*	4,002	123,262
Fortune Brands Home & Security, Inc.	2,247	117,653
EnerSys	1,195	104,120
Coherent, Inc.*	564	97,115
Crown Holdings, Inc.*	2,012	96,576
Hubbell, Inc.	722	96,438
Gentex Corp.	4,472	95,969
Packaging Corporation of America	864	94,772
Martin Marietta Materials, Inc.	516	93,886
Total Industrial		7,427,081
Technology - 4.1%
NetApp, Inc.	5,869	504,088
Citrix Systems, Inc.*	4,295	477,432
Fiserv, Inc.*	5,169	425,822
Fidelity National Information Services, Inc.	3,226	351,860
Skyworks Solutions, Inc.	3,427	310,863
Autodesk, Inc.*	1,841	287,399
Lam Research Corp.	1,868	283,376
Cognizant Technology Solutions Corp. — Class A	3,550	273,883
Maxim Integrated Products, Inc.	4,855	273,774
Analog Devices, Inc.	2,707	250,289
ServiceNow, Inc.*	1,243	243,168
Zebra Technologies Corp. — Class A*	1,364	241,196
Advanced Micro Devices, Inc.*	7,155	221,018
ON Semiconductor Corp.*	11,700	215,631
Dell Technologies Incorporated — Class V*	2,145	208,322
Xilinx, Inc.	2,334	187,117
Paychex, Inc.	2,414	177,791
First Data Corp. — Class A*	7,252	177,456
Black Knight, Inc.*	3,201	166,292
Akamai Technologies, Inc.*	2,050	149,958
MAXIMUS, Inc.	2,231	145,149
KLA-Tencor Corp.	1,373	139,648

Series J (StylePlus—Mid Growth Series)
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2018

	Shares	Value
COMMON STOCKS† - 20.4% (continued)
Technology - 4.1% (continued)
Microchip Technology, Inc.	1,673	$132,016
NCR Corp.*	4,609	130,942
Cypress Semiconductor Corp.	8,857	128,338
Teradyne, Inc.	3,393	125,473
MKS Instruments, Inc.	1,521	121,908
Red Hat, Inc.*	831	113,249
Splunk, Inc.*	929	112,325
Broadridge Financial Solutions, Inc.	820	108,199
NXP Semiconductor N.V.	1,198	102,429
Veeva Systems, Inc. — Class A*	923	100,487
SS&C Technologies Holdings, Inc.	1,709	97,122
j2 Global, Inc.	1,167	96,686
Teradata Corp.*	2,534	95,557
Total Technology		7,176,263
Consumer, Cyclical - 3.1%
Allison Transmission Holdings, Inc.	6,828	355,124
HD Supply Holdings, Inc.*	8,144	348,482
Southwest Airlines Co.	5,185	323,803
Delta Air Lines, Inc.	5,598	323,733
PulteGroup, Inc.	12,048	298,429
AutoZone, Inc.*	364	282,355
Ross Stores, Inc.	2,758	273,318
Nu Skin Enterprises, Inc. — Class A	2,923	240,914
Lear Corp.	1,545	224,025
WW Grainger, Inc.	617	220,522
Live Nation Entertainment, Inc.*	3,971	216,300
Wynn Resorts Ltd.	1,573	199,866
Aptiv plc	2,280	191,292
Dana, Inc.	9,196	171,690
Best Buy Company, Inc.	1,925	152,768
Wyndham Destinations, Inc.	3,176	137,711
Toll Brothers, Inc.	3,579	118,214
Lions Gate Entertainment Corp. — Class A	4,755	115,975
Domino's Pizza, Inc.	332	97,873
VF Corp.	1,041	97,281
Fastenal Co.	1,671	96,951
O'Reilly Automotive, Inc.*	278	96,555
Dunkin' Brands Group, Inc.	1,308	96,426
Dollar General Corp.	881	96,293
DR Horton, Inc.	2,268	95,664
Burlington Stores, Inc.*	586	95,471
Darden Restaurants, Inc.	857	95,290
Visteon Corp.*	1,020	94,758
Lennar Corp. — Class A	1,991	92,960
Vail Resorts, Inc.	333	91,382
Lululemon Athletica, Inc.*	505	82,057
Total Consumer, Cyclical		5,423,482
Communications - 2.2%
CDW Corp.	4,096	364,216
F5 Networks, Inc.*	1,645	328,046
Omnicom Group, Inc.	4,713	320,578
Interpublic Group of Companies, Inc.	12,731	291,158
GoDaddy, Inc. — Class A*	3,153	262,929
eBay, Inc.*	7,762	256,301
Motorola Solutions, Inc.	1,901	247,396
AMC Networks, Inc. — Class A*	3,117	206,782
Twitter, Inc.*	6,944	197,626
Palo Alto Networks, Inc.*	813	183,136
InterDigital, Inc.	2,179	174,320
VeriSign, Inc.*	1,080	172,930
Arista Networks, Inc.*	457	121,498
Expedia Group, Inc.	855	111,561
CBS Corp. — Class B	1,773	101,859
LogMeIn, Inc.	1,129	100,594
New York Times Co. — Class A	4,262	98,665
Zayo Group Holdings, Inc.*	2,823	98,014
Sirius XM Holdings, Inc.	15,137	95,666
Vonage Holdings Corp.*	6,729	95,283
Total Communications		3,828,558
Energy - 0.7%
ONEOK, Inc.	6,487	439,754
Cheniere Energy, Inc.*	6,134	426,252
Delek US Holdings, Inc.	3,882	164,713
CVR Energy, Inc.	3,913	157,381
Total Energy		1,188,100
Basic Materials - 0.3%
Chemours Co.	2,458	96,944
Celanese Corp. — Class A	845	96,330
LyondellBasell Industries N.V. — Class A	925	94,822
FMC Corp.	1,084	94,503
Westlake Chemical Corp.	1,121	93,166
Total Basic Materials		475,765
Financial - 0.1%
Alliance Data Systems Corp.	686	162,006
Total Common Stocks
(Cost $33,840,029)		35,335,809

MUTUAL FUNDS† - 76.6%
Guggenheim Variable Insurance Strategy Fund III[1]	2,183,782	54,769,252
Guggenheim Strategy Fund III[1]	1,978,721	49,468,013
Guggenheim Strategy Fund II1	904,640	22,597,910
Guggenheim Strategy Fund I1	245,581	6,151,796
Total Mutual Funds
(Cost $132,549,176)		132,986,971

MONEY MARKET FUND† - 2.8%
Dreyfus Treasury Prime Cash Management Fund — Institutional Class 1.91%[2]	4,846,162	4,846,162
Total Money Market Fund
(Cost $4,846,162)		4,846,162
Total Investments - 99.8%
(Cost $171,235,367)		$173,168,942
Other Assets & Liabilities, net - 0.2%		394,172
Total Net Assets - 100.0%		$173,563,114

Series J (StylePlus—Mid Growth Series)
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2018

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation (Depreciation)**
Equity Futures Contracts Purchased†
NASDAQ-100 Index Mini Futures Contracts	7	Dec 2018	$1,071,945	$18,153
S&P 500 Index Mini Futures Contracts	8	Dec 2018	1,167,600	1,566
S&P MidCap 400 Index Mini Futures Contracts	16	Dec 2018	3,240,640	(17,739)
			$5,480,185	$1,980

Total Return Swap Agreements
Counterparty	Index	Financing Rate Pay	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Appreciation
OTC Equity Index Swap Agreements††
Wells Fargo Bank, N.A.	Russell MidCap Growth Index	2.30%	At Maturity	01/02/19	122,915	$134,247,763	$8,647,439

*	Non-income producing security.
**	Includes cumulative appreciation (depreciation).
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Affiliated issuer.
[2]	Rate indicated is the 7-day yield as of September 30, 2018.

plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at September 30, 2018 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$35,335,809	$—	$—	$35,335,809
Mutual Funds	132,986,971	—	—	132,986,971
Money Market Fund	4,846,162	—	—	4,846,162
Equity Futures Contracts**	19,719	—	—	19,719
Equity Index Swap Agreements**	—	8,647,439	—	8,647,439
Total Assets	$173,188,661	$8,647,439	$—	$181,836,100

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Equity Futures Contracts**	$17,739	$—	$—	$17,739

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

For the period ended September 30, 2018, there were no transfers between levels.

Series J (StylePlus—Mid Growth Series)
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2018

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a portfolio company of a fund, or control of or by, or common control under Guggenheim Investments (“GI”), result in that portfolio company being considered an affiliated company of such fund, as defined in the 1940 Act.

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund I, Guggenheim Strategy Fund II, Guggenheim Strategy Fund III and Guggenheim Variable Insurance Strategy Fund III, (collectively, the “Cash Management Funds”), each of which are open-end management investment companies managed by GI. The Cash Management Funds, which launched on March 11, 2014, are offered as cash management options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Cash Management Funds pay no investment management fees. The Cash Management Funds’ annual report on Form N-CSR dated September 30, 2017, is available publicly or upon request. This information is available from the EDGAR database on the SEC's website at https://www.sec.gov/Archives/edgar/data/1601445/000089180417000715/gug72218.htm.

Transactions during the period ended September 30, 2018, in which the portfolio company is an "affiliated person", were as follows:

Security Name	Value 12/31/17	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 09/30/18	Shares 09/30/18	Investment Income
Mutual Funds
Guggenheim Strategy Fund I	$17,247,482	$13,656,086	$(24,752,045)	$34,749	$(34,476)	$6,151,796	245,581	$176,938
Guggenheim Strategy Fund II	26,707,218	517,629	(4,599,990)	22,354	(49,301)	22,597,910	904,640	518,993
Guggenheim Strategy Fund III	48,500,456	1,006,794	–	–	(39,237)	49,468,013	1,978,721	1,009,159
Guggenheim Variable Insurance Strategy Fund III	50,752,162	6,082,614	(1,999,993)	7,968	(73,499)	54,769,252	2,183,782	1,165,364
	$143,207,318	$21,263,123	$(31,352,028)	$65,071	$(196,513)	$132,986,971		$2,870,454

Series N (Managed Asset Allocation Series)
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2018

	Shares	Value
EXCHANGE-TRADED FUNDS† - 66.4%
Vanguard S&P 500 ETF	31,659	$8,454,536
SPDR S&P 500 ETF Trust	28,411	8,259,646
iShares Core U.S. Aggregate Bond ETF	70,247	7,412,463
iShares iBoxx $ Investment Grade Corporate Bond ETF	32,507	3,736,030
iShares Core S&P Mid-Capital ETF	14,194	2,857,110
iShares MSCI EAFE ETF	24,928	1,694,855
iShares Core S&P 500 ETF	2	585
Total Exchange-Traded Funds
(Cost $22,372,875)		32,415,225

MUTUAL FUNDS† - 31.2%
Guggenheim Variable Insurance Strategy Fund III[1]	289,689	7,265,388
Guggenheim Strategy Fund III[1]	207,232	5,180,789
Guggenheim Strategy Fund II1	70,813	1,768,903
Guggenheim Strategy Fund I1	39,704	994,588
Total Mutual Funds
(Cost $15,155,740)		15,209,668

MONEY MARKET FUND† - 1.3%
Dreyfus Treasury Securities Cash Management Fund — Institutional Class 1.91%[2]	628,226	628,226
Total Money Market Fund
(Cost $628,226)		628,226

	Face Amount
U.S. TREASURY BILLS†† - 1.1%
U.S. Treasury Bill
2.00% due 10/25/18[3,4]	$542,000	541,248
Total U.S. Treasury Bills
(Cost $541,250)		541,248
Total Investments - 100.0%
(Cost $38,698,091)		$48,794,367
Other Assets & Liabilities, net - 0.0%		(1,794)
Total Net Assets - 100.0%		$48,792,573

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation (Depreciation)**
Equity Futures Contracts Purchased†
MSCI EAFE Index Mini Futures Contracts	61	Dec 2018	$6,027,715	$83,164
S&P 500 Index Mini Futures Contracts	10	Dec 2018	1,459,500	9,511
Nikkei 225 (CME) Index Futures Contracts	1	Dec 2018	120,850	7,906
CAC 40 10 Euro Index Futures Contracts	7	Oct 2018	445,709	6,168
FTSE 100 Index Futures Contracts	2	Dec 2018	194,636	4,597
S&P/TSX 60 IX Index Futures Contracts	1	Dec 2018	147,220	137
S&P MidCap 400 Index Mini Futures Contracts	1	Dec 2018	202,540	(1,526)
Hang Seng Index Futures Contracts††	1	Oct 2018	176,200	(1,550)
Russell 2000 Index Mini Futures Contracts	22	Dec 2018	1,871,430	(27,144)
			$10,645,800	$81,263

Currency Futures Contracts Purchased†
Japanese Yen Futures Contracts	1	Dec 2018	$110,638	$(2,465)

Interest Rate Futures Contracts Purchased†
U.S. Treasury 2 Year Note Futures Contracts	18	Dec 2018	$3,793,500	$(10,154)
U.S. Treasury 10 Year Note Futures Contracts	58	Dec 2018	6,891,125	(82,116)
			$10,684,625	$(92,270)

Equity Futures Contracts Sold Short†
SPI 200 Index Futures Contracts	2	Dec 2018	222,965	583
DAX Index Futures Contracts	1	Dec 2018	354,563	(495)
			$577,528	$88

**	Includes cumulative appreciation (depreciation).
†	Value determined based on Level 1 inputs, unless otherwise noted — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Affiliated issuer.
[2]	Rate indicated is the 7-day yield as of September 30, 2018.

Series N (Managed Asset Allocation Series)
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2018

[3]	All or a portion of this security is pledged as futures collateral at September 30, 2018.
[4]	Rate indicated is the effective yield at the time of purchase.

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at September 30, 2018 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Exchange-Traded Funds	$32,415,225	$—	$—	$32,415,225
Mutual Funds	15,209,668	—	—	15,209,668
Money Market Fund	628,226	—	—	628,226
U.S. Treasury Bills	—	541,248	—	541,248
Equity Futures Contracts**	112,066	—	—	112,066
Total Assets	$48,365,185	$541,248	$—	$48,906,433

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Interest Rate Futures Contracts**	$92,270	$—	$—	$92,270
Equity Futures Contracts**	29,165	1,550	—	30,715
Currency Futures Contracts**	2,465	—	—	2,465
Total Liabilities	$123,900	$1,550	$—	$125,450

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

For the period ended September 30, 2018, there were no transfers between levels.

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a portfolio company of a fund, or control of or by, or common control under Guggenheim Investments (“GI”), result in that portfolio company being considered an affiliated company of such fund, as defined in the 1940 Act.

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund I, Guggenheim Strategy Fund II and Guggenheim Strategy Fund III, and Guggenheim Variable Insurance Strategy Fund III, (collectively, the “Cash Management Funds”), each of which are open-end management investment companies managed by GI. The Cash Management Funds, which launched on March 11, 2014, are offered as cash management options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Cash Management Funds pay no investment management fees. The Cash Management Funds’ annual report on Form N-CSR dated September 30, 2017, is available publicly or upon request. This information is available from the EDGAR database on the SEC's website at https://www.sec.gov/Archives/edgar/data/1601445/000089180417000715/gug72218.htm.

Transactions during the period ended September 30, 2018, in which the portfolio company is an "affiliated person", were as follows:

Security Name	Value 12/31/17	Additions	Reductions	Realized Gain	Change in Unrealized Appreciation (Depreciation)	Value 09/30/18	Shares 09/30/18	Investment Income
Mutual Funds
Guggenheim Strategy Fund I	$975,735	$19,245	$–	$–	$(392)	$994,588	39,704	$19,291
Guggenheim Strategy Fund II	1,734,496	36,515	–	–	(2,108)	1,768,903	70,813	36,604
Guggenheim Strategy Fund III	3,884,546	1,300,828	–	–	(4,585)	5,180,789	207,232	101,018
Guggenheim Variable Insurance Strategy Fund III	8,705,430	169,990	(1,600,000)	7,649	(17,681)	7,265,388	289,689	169,654
	$15,300,207	$1,526,578	$(1,600,000)	$7,649	$(24,766)	$15,209,668		$326,567

Series O (All Cap Value Series)
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2018

	Shares	Value
COMMON STOCKS† - 97.5%
Financial - 28.0%
JPMorgan Chase & Co.	33,517	$3,782,058
Bank of America Corp.	83,325	2,454,754
Berkshire Hathaway, Inc. — Class B*	11,247	2,408,095
Citigroup, Inc.	27,506	1,973,280
Zions Bancorp North America	33,481	1,679,072
Wells Fargo & Co.	22,179	1,165,728
SunTrust Banks, Inc.	15,951	1,065,367
KeyCorp	52,349	1,041,222
BB&T Corp.	20,242	982,547
Principal Financial Group, Inc.	15,154	887,873
Voya Financial, Inc.	16,775	833,214
Allstate Corp.	8,262	815,460
Welltower, Inc. REIT	11,465	737,429
Huntington Bancshares, Inc.	48,966	730,573
Unum Group	18,398	718,810
Jefferies Financial Group, Inc.	30,643	672,920
Piedmont Office Realty Trust, Inc. — Class A REIT	33,639	636,786
Omega Healthcare Investors, Inc. REIT	19,280	631,806
Equity Commonwealth REIT*	19,615	629,445
Liberty Property Trust REIT	14,377	607,428
Morgan Stanley	13,028	606,714
Alleghany Corp.	895	584,014
Alliance Data Systems Corp.	2,303	543,877
Loews Corp.	10,075	506,067
Physicians Realty Trust REIT	29,711	500,927
Wintrust Financial Corp.	5,756	488,915
Regions Financial Corp.	25,276	463,815
Alexandria Real Estate Equities, Inc. REIT	3,552	446,806
Umpqua Holdings Corp.	21,084	438,547
Sun Communities, Inc. REIT	3,748	380,572
MetLife, Inc.	7,885	368,387
Prudential Financial, Inc.	3,601	364,853
Realogy Holdings Corp.	17,081	352,552
Cousins Properties, Inc. REIT	36,967	328,637
IBERIABANK Corp.	3,916	318,567
Radian Group, Inc.	13,795	285,143
National Storage Affiliates Trust REIT	9,797	249,236
First Citizens BancShares, Inc. — Class A	509	230,211
Redwood Trust, Inc. REIT	14,098	228,952
Camden Property Trust REIT	2,443	228,591
Old Republic International Corp.	9,448	211,446
Willis Towers Watson plc	1,500	211,410
Lexington Realty Trust REIT	24,463	203,043
Pinnacle Financial Partners, Inc.	3,366	202,465
Prosperity Bancshares, Inc.	2,858	198,202
First Horizon National Corp.	11,474	198,041
Howard Hughes Corp.*	1,567	194,653
Hilltop Holdings, Inc.	3,395	68,477
Total Financial		33,856,987
Consumer, Non-cyclical - 20.1%
Pfizer, Inc.	41,289	1,819,606
Hormel Foods Corp.	44,982	1,772,291
Merck & Company, Inc.	24,902	1,766,548
Bunge Ltd.	18,787	1,290,855
Johnson & Johnson	8,984	1,241,319
Amgen, Inc.	5,269	1,092,211
Procter & Gamble Co.	13,024	1,083,988
HCA Healthcare, Inc.	6,649	925,009
Express Scripts Holding Co.*	8,360	794,284
CVS Health Corp.	9,374	737,921
Quest Diagnostics, Inc.	6,758	729,256
Archer-Daniels-Midland Co.	14,304	719,062
UnitedHealth Group, Inc.	2,638	701,813
Humana, Inc.	1,852	626,939
Zimmer Biomet Holdings, Inc.	4,740	623,168
United Therapeutics Corp.*	4,738	605,895
Tyson Foods, Inc. — Class A	9,842	585,894
DaVita, Inc.*	6,941	497,184
AmerisourceBergen Corp. — Class A	4,951	456,581
Medtronic plc	4,628	455,256
Encompass Health Corp.	5,387	419,917
Premier, Inc. — Class A*	9,167	419,665
Conagra Brands, Inc.	11,615	394,561
Ingredion, Inc.	3,653	383,419
Emergent BioSolutions, Inc.*	5,533	364,237
Euronet Worldwide, Inc.*	3,409	341,650
Cambrex Corp.*	4,910	335,844
Central Garden & Pet Co. — Class A*	10,110	335,046
Perrigo Company plc	4,022	284,758
Eagle Pharmaceuticals, Inc.*	4,102	284,392
Mylan N.V.*	7,695	281,637
Philip Morris International, Inc.	3,118	254,242
Sanderson Farms, Inc.	2,054	212,322
SP Plus Corp.*	5,599	204,363
Myriad Genetics, Inc.*	4,308	198,168
US Foods Holding Corp.*	5,992	184,673
Hostess Brands, Inc.*	16,594	183,696
Patterson Companies, Inc.	7,141	174,598
Inovio Pharmaceuticals, Inc.*	25,751	143,176
ACCO Brands Corp.	11,684	132,029
TransEnterix, Inc.*	14,778	85,712
TherapeuticsMD, Inc.*	12,485	81,902
Lannett Company, Inc.*	4,895	23,251
Total Consumer, Non-cyclical		24,248,338
Energy - 11.5%
Chevron Corp.	24,806	3,033,278
Exxon Mobil Corp.	30,780	2,616,916
Hess Corp.	22,671	1,622,790
Kinder Morgan, Inc.	80,227	1,422,425
Whiting Petroleum Corp.*	25,364	1,345,306
Marathon Oil Corp.	51,739	1,204,484
Range Resources Corp.	70,480	1,197,455
Diamondback Energy, Inc.	4,509	609,572
Oasis Petroleum, Inc.*	31,290	443,692
Antero Resources Corp.*	22,487	398,245
Total Energy		13,894,163
Industrial - 9.9%
Corning, Inc.	31,494	1,111,738
Republic Services, Inc. — Class A	12,145	882,456
WestRock Co.	14,012	748,801
Carlisle Companies, Inc.	4,954	603,397
Eaton Corporation plc	6,391	554,291

Series O (All Cap Value Series)
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2018

	Shares	Value
COMMON STOCKS† - 97.5% (continued)
Industrial - 9.9% (continued)
3M Co.	2,312	$487,162
FedEx Corp.	2,023	487,118
Owens Corning	8,955	485,988
General Electric Co.	39,208	442,658
Jabil, Inc.	14,430	390,764
FLIR Systems, Inc.	6,303	387,445
Timken Co.	7,048	351,343
Jacobs Engineering Group, Inc.	4,180	319,770
Berry Global Group, Inc.*	6,092	294,792
Graphic Packaging Holding Co.	20,768	290,960
Honeywell International, Inc.	1,687	280,717
Greenbrier Companies, Inc.	4,282	257,348
Huntington Ingalls Industries, Inc.	964	246,861
Snap-on, Inc.	1,340	246,024
GasLog Ltd.	11,406	225,268
Knight-Swift Transportation Holdings, Inc.	6,487	223,672
Hub Group, Inc. — Class A*	4,876	222,346
Rexnord Corp.*	7,211	222,099
ITT, Inc.	3,599	220,475
Crane Co.	2,206	216,960
KLX, Inc.*	3,276	205,667
Plexus Corp.*	3,470	203,030
Scorpio Tankers, Inc.	99,025	199,040
Sensata Technologies Holding plc*	3,951	195,772
US Concrete, Inc.*	4,081	187,114
Park Electrochemical Corp.	9,552	186,169
Celadon Group, Inc.*	66,481	186,147
Kirby Corp.*	1,659	136,453
Fortune Brands Home & Security, Inc.	1,923	100,688
Astec Industries, Inc.	1,791	90,284
Universal Forest Products, Inc.	846	29,889
Total Industrial		11,920,706
Utilities - 7.0%
Ameren Corp.	21,601	1,365,615
OGE Energy Corp.	35,149	1,276,612
Exelon Corp.	23,741	1,036,532
Public Service Enterprise Group, Inc.	18,280	965,001
Edison International	13,828	935,879
Duke Energy Corp.	10,309	824,926
Pinnacle West Capital Corp.	10,008	792,434
Portland General Electric Co.	9,436	430,376
AES Corp.	26,360	369,040
Southwest Gas Holdings, Inc.	3,787	299,287
American Electric Power Company, Inc.	3,063	217,105
Total Utilities		8,512,807
Consumer, Cyclical - 6.7%
PVH Corp.	7,801	1,126,464
Walmart, Inc.	10,632	998,451
Southwest Airlines Co.	15,677	979,029
JetBlue Airways Corp.*	31,602	611,815
UniFirst Corp.	3,370	585,200
Lear Corp.	3,747	543,315
Carnival Corp.	6,416	409,148
PACCAR, Inc.	5,968	406,958
DR Horton, Inc.	9,619	405,730
Acushnet Holdings Corp.	13,323	365,450
Caleres, Inc.	8,849	317,325
Macy's, Inc.	7,047	244,742
Alaska Air Group, Inc.	3,210	221,040
LCI Industries	2,598	215,114
Dana, Inc.	10,530	196,595
Unifi, Inc.*	5,569	157,770
Genesco, Inc.*	2,554	120,294
GMS, Inc.*	4,280	99,296
Kohl's Corp.	967	72,090
Total Consumer, Cyclical		8,075,826
Communications - 5.0%
Cisco Systems, Inc.	43,196	2,101,485
Verizon Communications, Inc.	23,544	1,257,014
Symantec Corp.	34,463	733,373
Comcast Corp. — Class A	19,982	707,562
Ciena Corp.*	19,300	602,932
Viavi Solutions, Inc.*	29,156	330,629
Finisar Corp.*	17,049	324,784
Total Communications		6,057,779
Technology - 4.9%
Intel Corp.	26,523	1,254,273
Apple, Inc.	3,512	792,799
Xerox Corp.	24,618	664,194
Conduent, Inc.*	19,345	435,649
Cray, Inc.*	18,853	405,340
Super Micro Computer, Inc.*	19,484	401,565
Micron Technology, Inc.*	8,146	368,443
QUALCOMM, Inc.	4,700	338,541
Qorvo, Inc.*	3,398	261,272
Evolent Health, Inc. — Class A*	8,765	248,926
Oracle Corp.	4,202	216,655
Amdocs Ltd.	3,229	213,050
CSG Systems International, Inc.	5,171	207,564
Maxwell Technologies, Inc.*	45,380	158,376
Total Technology		5,966,647
Basic Materials - 4.4%
Nucor Corp.	18,404	1,167,734
Reliance Steel & Aluminum Co.	13,408	1,143,568
Huntsman Corp.	29,187	794,762
Steel Dynamics, Inc.	14,339	647,979
DowDuPont, Inc.	9,817	631,331
Ashland Global Holdings, Inc.	4,903	411,166
Freeport-McMoRan, Inc.	20,221	281,476
Alcoa Corp.*	4,648	187,779
Tahoe Resources, Inc.*	40,146	112,008
Total Basic Materials		5,377,803
Total Common Stocks
(Cost $93,955,346)		117,911,056

MONEY MARKET FUND† - 2.5%
Dreyfus Treasury Securities Cash Management Fund — Institutional Class 1.91%[1]	2,995,276	2,995,276
Total Money Market Fund
(Cost $2,995,276)		2,995,276
Total Investments - 100.0%
(Cost $96,950,622)		$120,906,332
Other Assets & Liabilities, net - 0.0%		18,636
Total Net Assets - 100.0%		$120,924,968

Series O (All Cap Value Series)
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2018

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
[1]	Rate indicated is the 7-day yield as of September 30, 2018.

plc — Public Limited Company

REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at September 30, 2018 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$117,911,056	$—	$—	$117,911,056
Money Market Fund	2,995,276	—	—	2,995,276
Total Assets	$120,906,332	$—	$—	$120,906,332

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

For the period ended September 30, 2018, there were no transfers between levels.

Series P (High Yield Series)
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2018

	Shares	Value
COMMON STOCKS† - 0.8%
Utilities - 0.5%
TexGen Power LLC*,††	7,929	$302,293
Energy - 0.3%
SandRidge Energy, Inc.*	14,330	155,767
Approach Resources, Inc.*	6,367	14,199
Titan Energy LLC*	10,783	4,421
Comstock Resources, Inc.*	1	8
Total Energy		174,395
Communications - 0.0%
Cengage Learning Acquisitions, Inc.*,††	2,107	19,886
Aimia, Inc.*	5	17
Total Communications		19,903
Financial - 0.0%
Jefferies Financial Group, Inc.	247	5,424
Adelphia Recovery Trust†††,1	5,270	–
Total Financial		5,424
Consumer, Non-cyclical - 0.0%
Crimson Wine Group Ltd.*	24	215
MEDIQ, Inc.*,†††,1	92	–
Total Consumer, Non-cyclical		215
Consumer, Cyclical - 0.0%
Delta Air Lines, Inc.	1	58
Chorus Aviation, Inc.	3	18
Total Consumer, Cyclical		76
Technology – 0.0%
Aspect Software Inc.*,†††,1,2	37	–
Total Common Stocks
(Cost $2,248,894)		502,306

PREFERRED STOCKS††† - 0.0%
Industrial – 0.0%
U.S. Shipping Corp.*,1	24,529	–
Total Preferred Stocks
(Cost $625,000)		–

WARRANT††† - 0.0%
Aspect Software, Inc.[1,2]	1,294	–
Total Warrant
(Cost $–)		–

EXCHANGE-TRADED FUNDS† - 2.1%
SPDR Bloomberg Barclays High Yield Bond ETF	26,350	949,918
iShares iBoxx High Yield Corporate Bond ETF	4,500	388,980
Total Exchange-Traded Funds
(Cost $1,372,954)		1,338,898

		Face Amount~
CORPORATE BONDS†† - 89.0%
Communications - 19.5%
Altice France S.A.
7.38% due 05/01/26[3]		975,000	975,000
8.13% due 02/01/27[3]		250,000	257,500
5.88% due 02/01/27	EUR	100,000	121,017
MDC Partners, Inc.
6.50% due 05/01/24[3,4]		1,475,000	1,305,375
CCO Holdings LLC / CCO Holdings Capital Corp.
5.13% due 05/01/27[3,4]		800,000	758,000
5.00% due 02/01/28[3]		425,000	399,457
EIG Investors Corp.
10.88% due 02/01/24		1,000,000	1,091,250
DISH DBS Corp.
5.88% due 11/15/24		1,000,000	896,250
7.75% due 07/01/26		125,000	117,912
Cengage Learning, Inc.
9.50% due 06/15/24[3,4]		1,175,000	1,011,969
McGraw-Hill Global Education Holdings LLC / McGraw-Hill Global Education Finance
7.88% due 05/15/24[3]		1,050,000	941,063
CSC Holdings LLC
5.25% due 06/01/24		650,000	635,375
5.50% due 04/15/27[3]		150,000	145,500
Virgin Media Secured Finance plc
5.00% due 04/15/27	GBP	450,000	583,662
5.25% due 01/15/26[3]		150,000	146,669
Level 3 Financing, Inc.
5.25% due 03/15/26		250,000	245,950
5.38% due 01/15/24[4]		200,000	199,848
5.38% due 08/15/22[4]		150,000	151,572
5.38% due 05/01/25		100,000	99,749
Inmarsat Finance plc
4.88% due 05/15/22[3,4]		425,000	422,875
6.50% due 10/01/24[3]		200,000	203,000
UPCB Finance VII Ltd.
3.63% due 06/15/29	EUR	450,000	519,914
Sprint Communications, Inc.
9.00% due 11/15/18[3]		371,000	373,300
Charter Communications Operating LLC / Charter Communications Operating Capital
4.20% due 03/15/28		225,000	215,258
Ziggo Bond Finance BV
5.88% due 01/15/25[3]		200,000	187,750
Ziggo BV
5.50% due 01/15/27[3]		200,000	187,650
Total Communications			12,192,865
Financial - 17.5%
Jefferies Finance LLC / JFIN Company-Issuer Corp.
7.38% due 04/01/20[3]		655,000	665,644
7.50% due 04/15/21[3]		400,000	409,000
6.88% due 04/15/22[3]		400,000	402,000
7.25% due 08/15/24[3]		400,000	388,000
Fidelity & Guaranty Life Holdings, Inc.
5.50% due 05/01/25[3]		850,000	842,520
Icahn Enterprises, LP / Icahn Enterprises Finance Corp.
5.88% due 02/01/22		700,000	708,750
Citigroup, Inc.
6.30% [4,5,6]		650,000	663,812

Series P (High Yield Series)
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2018

	Face Amount~	Value
CORPORATE BONDS†† - 89.0% (continued)
Financial - 17.5% (continued)
Quicken Loans, Inc.
5.25% due 01/15/28[3]	650,000	$603,687
Hunt Companies, Inc.
6.25% due 02/15/26[3]	625,000	582,813
Lincoln Finance Ltd.
7.38% due 04/15/21[3]	550,000	567,919
LoanCore Capital Markets LLC / JLC Finance Corp.
6.88% due 06/01/20[3]	450,000	455,569
GEO Group, Inc.
6.00% due 04/15/26	250,000	239,375
5.88% due 10/15/24	200,000	191,500
Wilton Re Finance LLC
5.88% due 03/30/33[3,6]	400,000	409,720
Greystar Real Estate Partners LLC
5.75% due 12/01/25[3,4]	375,000	365,625
AmWINS Group, Inc.
7.75% due 07/01/26[3]	350,000	364,000
CoreCivic, Inc.
4.75% due 10/15/27	400,000	354,000
American Equity Investment Life Holding Co.
5.00% due 06/15/27	350,000	339,203
EPR Properties
5.75% due 08/15/22[4]	300,000	313,254
Oxford Finance LLC / Oxford Finance Company-Issuer II, Inc.
6.38% due 12/15/22[3]	300,000	306,000
NFP Corp.
6.88% due 07/15/25[3]	300,000	300,000
Kennedy-Wilson, Inc.
5.88% due 04/01/24	302,000	297,470
HUB International Ltd.
7.00% due 05/01/26[3]	275,000	275,360
Goldman Sachs Group, Inc.
5.30% [5,6]	250,000	250,125
USIS Merger Sub, Inc.
6.88% due 05/01/25[3]	225,000	224,438
Assurant, Inc.
7.00% due 03/27/48[6]	200,000	203,000
Springleaf Finance Corp.
7.13% due 03/15/26	200,000	199,000
CIT Group, Inc.
6.13% due 03/09/28	50,000	52,250
Total Financial		10,974,034
Energy - 13.4%
Unit Corp.
6.63% due 05/15/21	1,225,000	1,225,000
American Midstream Partners Limited Partnership / American Midstream Finance Corp.
9.50% due 12/15/21[3]	980,000	980,000
Indigo Natural Resources LLC
6.88% due 02/15/26[3]	850,000	822,375
Exterran Energy Solutions Limited Partnership / EES Finance Corp.
8.13% due 05/01/25	675,000	705,375
Moss Creek Resources Holdings, Inc.
7.50% due 01/15/26[3]	650,000	649,188
Legacy Reserves Limited Partnership / Legacy Reserves Finance Corp.
8.00% due 09/20/23	580,000	515,504
PDC Energy, Inc.
5.75% due 05/15/26	450,000	427,500
6.13% due 09/15/24	50,000	49,188
Covey Park Energy LLC / Covey Park Finance Corp.
7.50% due 05/15/25[3]	350,000	354,812
Parkland Fuel Corp.
6.00% due 04/01/26[3]	350,000	350,875
Pattern Energy Group, Inc.
5.88% due 02/01/24[3]	325,000	328,250
CNX Resources Corp.
5.88% due 04/15/22	325,000	325,097
Summit Midstream Holdings LLC / Summit Midstream Finance Corp.
5.75% due 04/15/25	275,000	264,688
Callon Petroleum Co.
6.13% due 10/01/24	250,000	254,375
Cheniere Corpus Christi Holdings LLC
5.88% due 03/31/25[4]	200,000	210,250
SRC Energy, Inc.
6.25% due 12/01/25	200,000	188,000
Basic Energy Services, Inc.
10.75% due 10/15/23[3]	175,000	178,500
Jagged Peak Energy LLC
5.88% due 05/01/26[3]	150,000	149,250
Trinidad Drilling Ltd.
6.63% due 02/15/25[3]	150,000	148,500
NuStar Logistics, LP
5.63% due 04/28/27	150,000	148,312
Range Resources Corp.
5.00% due 03/15/23	150,000	147,000
Total Energy		8,422,039
Consumer, Non-cyclical - 12.0%
Bausch Health Companies, Inc.
7.00% due 03/15/24[3]	950,000	1,003,675
5.50% due 11/01/25[3]	175,000	175,000
6.50% due 03/15/22[3]	150,000	156,000
Vector Group Ltd.
6.13% due 02/01/25[3,4]	1,300,000	1,202,500
Great Lakes Dredge & Dock Corp.
8.00% due 05/15/22	1,000,000	1,027,500
Midas Intermediate Holdco II LLC / Midas Intermediate Holdco II Finance, Inc.
7.88% due 10/01/22[3]	775,000	685,875
FAGE International S.A./ FAGE USA Dairy Industry, Inc.
5.63% due 08/15/26[3]	660,000	607,200

Series P (High Yield Series)
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2018

	Face Amount~	Value
CORPORATE BONDS†† - 89.0% (continued)
Consumer, Non-cyclical - 12.0% (continued)
Nathan's Famous, Inc.
6.63% due 11/01/25[3]	450,000	$449,438
Post Holdings, Inc.
5.63% due 01/15/28[3]	350,000	336,875
Endo Dac / Endo Finance LLC / Endo Finco, Inc.
5.88% due 10/15/24[3]	300,000	303,000
KeHE Distributors LLC / KeHE Finance Corp.
7.63% due 08/15/21[7]	300,000	288,750
Endo Finance LLC / Endo Finco, Inc.
5.38% due 01/15/23[3]	275,000	242,000
7.25% due 01/15/22[3]	25,000	24,375
Beverages & More, Inc.
11.50% due 06/15/22[3]	300,000	240,000
Acadia Healthcare Company, Inc.
6.50% due 03/01/24	200,000	206,750
Avantor, Inc.
6.00% due 10/01/24[3,4]	200,000	203,000
Flexi-Van Leasing, Inc.
10.00% due 02/15/23[3]	225,000	195,750
Graham Holdings Co.
5.75% due 06/01/26[3]	150,000	153,562
Total Consumer, Non-cyclical		7,501,250
Consumer, Cyclical - 11.0%
Ferrellgas Limited Partnership / Ferrellgas Finance Corp.
6.75% due 01/15/22	500,000	436,250
6.75% due 06/15/23[4]	450,000	375,750
Seminole Hard Rock Entertainment Inc. / Seminole Hard Rock International LLC
5.88% due 05/15/21[3]	650,000	652,437
Suburban Propane Partners Limited Partnership/Suburban Energy Finance Corp.
5.50% due 06/01/24	350,000	343,875
5.88% due 03/01/27	300,000	285,000
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp.
5.50% due 03/01/25[3]	550,000	531,438
Williams Scotsman International, Inc.
6.88% due 08/15/23[3]	300,000	297,750
7.88% due 12/15/22[3]	210,000	216,300
AMC Entertainment Holdings, Inc.
6.13% due 05/15/27[4]	375,000	359,062
5.88% due 11/15/26[4]	150,000	143,625
Carrols Restaurant Group, Inc.
8.00% due 05/01/22	450,000	469,260
VOC Escrow Ltd.
5.00% due 02/15/28[3]	350,000	336,364
Delphi Technologies plc
5.00% due 10/01/25[3]	340,000	320,025
JB Poindexter & Company, Inc.
7.13% due 04/15/26[3]	275,000	285,313
Hilton Domestic Operating Company, Inc.
5.13% due 05/01/26[3]	250,000	248,750
Titan International, Inc.
6.50% due 11/30/23	250,000	241,719
Party City Holdings, Inc.
6.63% due 08/01/26[3]	201,000	203,512
Sabre GLBL, Inc.
5.38% due 04/15/23[3]	200,000	201,236
MGM Resorts International
5.75% due 06/15/25	200,000	200,750
Lennar Corp.
5.00% due 06/15/27	170,000	165,750
Delta Merger Sub, Inc.
6.00% due 09/15/26[3]	150,000	151,875
Wyndham Hotels & Resorts, Inc.
5.38% due 04/15/26[3]	125,000	123,906
Wabash National Corp.
5.50% due 10/01/25[3]	115,000	109,825
Allison Transmission, Inc.
4.75% due 10/01/27[3]	100,000	94,375
American Tire Distributors, Inc.
10.25% due 03/01/22[3,8]	350,000	92,750
Total Consumer, Cyclical		6,886,897
Industrial - 4.8%
Grinding Media Inc. / MC Grinding Media Canada Inc.
7.38% due 12/15/23[3]	950,000	988,703
Standard Industries, Inc.
4.75% due 01/15/28[3]	550,000	508,035
Cleaver-Brooks, Inc.
7.88% due 03/01/23[3]	400,000	409,000
Masonite International Corp.
5.75% due 09/15/26[3]	250,000	250,625
Jeld-Wen, Inc.
4.88% due 12/15/27[3]	250,000	227,813
Summit Materials LLC / Summit Materials Finance Corp.
8.50% due 04/15/22	200,000	212,500
Ardagh Packaging Finance plc / Ardagh Holdings USA, Inc.
7.25% due 05/15/24[3]	125,000	130,781
Itron, Inc.
5.00% due 01/15/26[3]	125,000	120,000
New Enterprise Stone & Lime Company, Inc.
6.25% due 03/15/26[3]	75,000	75,562
Wrangler Buyer Corp.
6.00% due 10/01/25[3]	60,000	57,600
Kratos Defense & Security Solutions, Inc.
6.50% due 11/30/25[3]	50,000	51,515
Total Industrial		3,032,134
Utilities - 4.6%
LBC Tank Terminals Holding Netherlands BV
6.88% due 05/15/23[4,7]	1,175,000	1,166,188

Series P (High Yield Series)
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2018

	Face Amount~	Value
CORPORATE BONDS†† - 89.0% (continued)
Utilities - 4.6% (continued)
Terraform Global Operating LLC
6.13% due 03/01/26[3]	625,000	$600,000
AmeriGas Partners, LP / AmeriGas Finance Corp.
5.75% due 05/20/27	350,000	343,000
Clearway Energy Operating LLC
5.75% due 10/15/25[3]	300,000	302,640
AmeriGas Partners Limited Partnership / AmeriGas Finance Corp.
5.50% due 05/20/25	250,000	245,625
Superior Plus Limited Partnership / Superior General Partner, Inc.
7.00% due 07/15/26[3]	200,000	202,000
Total Utilities		2,859,453
Basic Materials - 3.7%
Eldorado Gold Corp.
6.13% due 12/15/20[3,4]	1,090,000	1,035,500
Big River Steel LLC / BRS Finance Corp.
7.25% due 09/01/25[3]	400,000	422,500
Yamana Gold, Inc.
4.95% due 07/15/24	300,000	295,740
Clearwater Paper Corp.
4.50% due 02/01/23	135,000	125,550
5.38% due 02/01/25[3]	42,000	38,955
Alcoa Nederland Holding BV
6.13% due 05/15/28[3]	150,000	154,125
Mirabela Nickel Ltd.
9.50% due 06/24/19[8]	390,085	132,629
Valvoline, Inc.
5.50% due 07/15/24	100,000	100,250
Total Basic Materials		2,305,249
Technology - 2.5%
Infor US, Inc.
5.75% due 08/15/20[3]	350,000	354,812
TIBCO Software, Inc.
11.38% due 12/01/21[3]	300,000	320,250
ACI Worldwide, Inc.
5.75% due 08/15/26[3]	300,000	304,875
Qorvo, Inc.
5.50% due 07/15/26[3]	200,000	203,500
CDK Global, Inc.
5.88% due 06/15/26	150,000	154,557
First Data Corp.
5.00% due 01/15/24[3]	150,000	150,938
Ascend Learning LLC
6.88% due 08/01/25[3]	100,000	101,000
Total Technology		1,589,932
Total Corporate Bonds
(Cost $57,356,554)		55,763,853

SENIOR FLOATING RATE INTERESTS††,9 - 18.0%
Industrial - 5.4%
Pregis Holding I Corp.
5.89% (3 Month USD LIBOR + 3.50%, Rate Floor: 1.00%) due 05/20/21	736,367	729,003
CPG International LLC
6.25% (6 Month USD LIBOR + 3.75%, Rate Floor: 1.00%) due 05/05/24	485,890	489,233
Springs Window Fashions
6.41% (1 Month USD LIBOR + 4.25%, Rate Floor: 0.00%) due 06/15/25	274,313	276,370
10.66% (1 Month USD LIBOR + 8.50%, Rate Floor: 0.00%) due 06/15/26	150,000	144,750
Resource Label Group LLC
10.84% (3 Month USD LIBOR + 8.50%, Rate Floor: 1.00%) due 11/26/23	250,000	248,125
Altra Industrial Motion Corp.
2.00% (3 Month USD LIBOR + 2.00%, Rate Floor: 0.00%) due 09/25/25	200,000	200,312
TransDigm Group, Inc.
4.74% (1 Month USD LIBOR + 2.50%, Rate Floor: 0.00%) due 05/30/25	199,000	199,505
Diversitech Holdings, Inc.
9.89% (3 Month USD LIBOR + 7.50%, Rate Floor: 1.00%) due 06/02/25	200,000	198,000
Arctic Long Carriers
6.74% (1 Month USD LIBOR + 4.50%, Rate Floor: 1.00%) due 05/18/23	197,500	197,994
LTI Holdings, Inc.
5.74% (1 Month USD LIBOR + 3.50%, Rate Floor: 0.00%) due 09/06/25	175,000	175,656
ILPEA Parent, Inc.
7.00% (1 Month USD LIBOR + 4.75%, Rate Floor: 1.00%) due 03/02/23	169,124	169,547
Argo Merchants
6.14% (3 Month USD LIBOR + 3.75%, Rate Floor: 1.00%) due 12/06/24	148,906	149,651
STS Operating, Inc. (SunSource)
6.49% (1 Month USD LIBOR + 4.25%, Rate Floor: 1.00%) due 12/11/24	124,686	124,374
Advanced Integration Technology LP
7.22% (3 Month USD LIBOR + 4.75%, Rate Floor: 1.00%) due 04/03/23	90,238	89,787

Series P (High Yield Series)
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2018

	Face Amount~	Value
SENIOR FLOATING RATE INTERESTS††,9 - 18.0% (continued)
Industrial - 5.4% (continued)
Hillman Group, Inc.
5.74% (1 Month USD LIBOR + 3.50%, Rate Floor: 0.00%) due 05/31/25	500	$494
Total Industrial		3,392,801
Consumer, Non-cyclical - 3.0%
IHC Holding Corp.
9.14% (3 Month USD LIBOR + 6.75%, Rate Floor: 1.00%) due 04/30/21†††,1	509,839	506,540
Immucor, Inc.
7.39% (3 Month USD LIBOR + 5.00%, Rate Floor: 1.00%) due 06/15/21	345,625	351,027
Endo Luxembourg Finance Co.
6.50% (3 Month USD LIBOR + 4.25%, Rate Floor: 0.75%) due 04/29/24	346,500	348,593
Avantor, Inc.
6.24% (1 Month USD LIBOR + 4.00%, Rate Floor: 1.00%) due 11/21/24	148,875	150,620
Hearthside Group Holdings LLC
5.24% (1 Month USD LIBOR + 3.00%, Rate Floor: 0.00%) due 05/23/25	149,625	149,048
ScribeAmerica Intermediate Holdco LLC (Healthchannels)
6.60% (1 Month USD LIBOR + 4.50%, Rate Floor: 0.00%) due 04/03/25	149,250	148,317
CTI Foods Holding Co. LLC
9.85% (3 Month USD LIBOR + 7.25%, Rate Floor: 1.00%) due 06/28/21	300,000	119,001
Give and Go Prepared Foods Corp.
6.64% (3 Month USD LIBOR + 4.25%, Rate Floor: 1.00%) due 07/29/23	128,700	115,315
Total Consumer, Non-cyclical		1,888,461
Technology - 2.7%
Misys Ltd.
5.89% (3 Month USD LIBOR + 3.50%, Rate Floor: 1.00%) due 06/13/24	517,576	517,731
Planview, Inc.
7.49% (1 Month USD LIBOR + 5.25%, Rate Floor: 1.00%) due 01/27/23†††,1	344,750	344,750
VT Topco, Inc.
6.09% (3 Month USD LIBOR + 3.75%, Rate Floor: 0.00%) due 08/15/25	180,000	180,900
6.14% (3 Month USD LIBOR + 3.75%, Rate Floor: 0.00%) due 08/15/25	8,400	8,442
Greenway Health LLC
6.14% (3 Month USD LIBOR + 3.75%, Rate Floor: 1.00%) due 02/16/24	149,244	148,871
AVSC Holding Corp.
5.57% (2 Month USD LIBOR + 3.25%, Rate Floor: 1.00%) and (3 Month USD LIBOR + 3.25%) due 03/03/25	149,624	148,502
Refinitiv (Financial & Risk Us Holdings, Inc.)
3.75% (3 Month USD LIBOR + 3.75%, Rate Floor: 0.00%) due 09/18/25[10]	125,000	124,670
OEConnection LLC
6.25% (1 Month USD LIBOR + 4.00%, Rate Floor: 1.00%) and (Commercial Prime Lending Rate + 3.00%) due 11/22/24	107,544	107,813
24-7 Intouch, Inc.
6.46% (1 Month USD LIBOR + 4.25%, Rate Floor: 0.00%) due 08/20/25	100,000	97,500
Aspect Software, Inc.
12.81% (3 Month USD LIBOR + 10.50%, Rate Floor: 1.00%) due 05/25/20[2]	14,374	11,984
Total Technology		1,691,163
Communications - 2.7%
Cengage Learning Acquisitions, Inc.
6.42% (1 Month USD LIBOR + 4.25%, Rate Floor: 1.00%) due 06/07/23	489,347	455,704
Unitymedia Finance LLC
4.16% (1 Month USD LIBOR + 2.00%, Rate Floor: 0.00%) due 06/01/23	250,000	250,188
McGraw-Hill Global Education Holdings LLC
6.24% (1 Month USD LIBOR + 4.00%, Rate Floor: 1.00%) due 05/04/22	246,823	239,315
Houghton Mifflin Co.
5.24% (1 Month USD LIBOR + 3.00%, Rate Floor: 1.00%) due 05/28/21	224,420	210,955
GTT Communications, Inc.
4.99% (1 Month USD LIBOR + 2.75%, Rate Floor: 0.00%) due 05/31/25	199,500	197,782
Imagine Print Solutions LLC
7.00% (1 Month USD LIBOR + 4.75%, Rate Floor: 1.00%) due 06/21/22	197,000	183,703

Series P (High Yield Series)
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2018

	Face Amount~	Value
SENIOR FLOATING RATE INTERESTS††,9 - 18.0% (continued)
Flight Bidco, Inc.
5.84% (3 Month USD LIBOR + 3.50%, Rate Floor: 0.00%) due 07/23/25	135,542	135,203
Total Communications		1,672,850
Consumer, Cyclical - 2.5%
Acosta, Inc.
5.70% (1 Month USD LIBOR + 3.25%) and (Commercial Prime Lending Rate + 2.25%) due 09/26/19	377,778	280,421
5.94% (3 Month USD LIBOR + 3.25%) and (1 Month USD LIBOR + 3.25%) due 09/26/19	200,000	148,458
Blue Nile, Inc.
8.74% (1 Month USD LIBOR + 6.50%, Rate Floor: 1.00%) due 02/17/23	210,938	210,410
Stars Group (Amaya)
5.89% (3 Month USD LIBOR + 3.50%, Rate Floor: 0.00%) due 07/10/25	199,500	201,256
BBB Industries, LLC
6.60% (1 Month USD LIBOR + 4.50%, Rate Floor: 0.00%) due 08/01/25	150,000	150,188
Truck Hero, Inc.
5.96% (1 Month USD LIBOR + 3.75%, Rate Floor: 0.00%) due 04/22/24	149,244	149,571
Belk, Inc.
6.88% (1 Month USD LIBOR + 4.75%, Rate Floor: 1.00%) due 12/12/22	145,376	127,005
BrightView Landscapes LLC
4.69% (1 Month USD LIBOR + 2.50%, Rate Floor: 0.00%) and (3 Month USD LIBOR + 2.50%) due 08/15/25	125,000	125,507
Advantage Sales & Marketing LLC
3.86% (1 Month USD LIBOR + 3.00%) due 07/25/19	135,000	124,841
Mavis Tire Express Services Corp.
5.42% (1 Month USD LIBOR + 3.25%, Rate Floor: 0.00%) due 03/20/25	47,763	47,583
Total Consumer, Cyclical		1,565,240
Financial - 1.2%
York Risk Services
5.99% (1 Month USD LIBOR + 3.75%, Rate Floor: 1.00%) due 10/01/21	365,714	353,448
Advisor Group, Inc.
5.91% (1 Month USD LIBOR + 3.75%, Rate Floor: 0.00%) due 08/15/25	150,000	150,875
iStar, Inc.
4.89% (1 Month USD LIBOR + 2.75%, Rate Floor: 0.00%) due 06/28/23	150,000	150,000
Aretec Group, Inc.
4.25% (3 Month USD LIBOR + 4.25%, Rate Floor: 0.00%) due 08/13/25	125,000	125,937
Total Financial		780,260
Energy - 0.5%
Permian Production Partners
8.17% (3 Month USD LIBOR + 6.00%, Rate Floor: 1.00%) due 05/18/24	197,500	195,525
YAK MAT (YAK ACCESS LLC)
12.15% (1 Month USD LIBOR + 10.00%, Rate Floor: 0.00%) due 07/10/26	100,000	95,000
Total Energy		290,525
Total Senior Floating Rate Interests
(Cost $11,567,020)		11,281,300
Total Investments - 109.9%
(Cost $73,170,422)		$68,886,357
Other Assets & Liabilities, net - (9.9)%		(6,218,125)
Total Net Assets - 100.0%		$62,668,232

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS††

Counterparty	Contracts to Sell	Currency	Settlement Date	Settlement Value	Value at September 30, 2018	Net Unrealized Appreciation/ (Depreciation)
BofA Merrill Lynch	553,000	EUR	10/10/18	$644,416	$642,542	$1,874
JPMorgan Chase & Co.	450,000	GBP	10/10/18	581,509	586,703	(5,194)
						$(3,320)

~	The face amount is denominated in U.S. dollars unless otherwise indicated.
*	Non-income producing security.
†	Value determined based on Level 1 inputs, unless otherwise noted — See Note 3.
††	Value determined based on Level 2 inputs, unless otherwise noted — See Note 3.
†††	Value determined based on Level 3 inputs — See Note 3

Series P (High Yield Series)
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2018

[1]	Security was fair valued by the Valuation Committee at September 30, 2018. The total market value of fair valued securities amounts to $851,290, (cost $2,440,594) or 1.4% of total net assets.
[2]	Affiliated issuer.
[3]	Security is a 144A or Section 4(a)(2) security. These securities have been determined to be liquid under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)(2) securities is $35,293,988 (cost $36,334,178), or 56.3% of total net assets.
[4]	All or a portion of this security is pledged as reverse repurchase agreements collateral at September 30, 2018. As of September 30, 2018, the market value of pledged securities was $9,888,205.
[5]	Perpetual maturity.
[6]	Security has a fixed rate coupon which will convert to a floating or variable rate coupon on a future date.
[7]	Security is a 144A or Section 4(a)(2) security. These securities have been determined to be illiquid and restricted under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)(2) illiquid and restricted securities is $1,454,938 (cost $1,501,307), or 2.3% of total net assets — See Note 6.
[8]	Security is in default of interest and/or principal obligations.
[9]	Variable rate security. Rate indicated is rate effective September 30, 2018. In some instances, the effective rate is limited by a minimum rate floor or a maximum rate cap established by the issuer. The settlement status of a position may also impact the effective rate indicated. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.
[10]	Term loan interests in the Fund’s portfolio generally have variable rates. All or a portion of this security represents unsettled loan positions and may not have a stated coupon rate.

BofA — Bank of America

EUR — Euro

GBP — British Pound

LIBOR — London Interbank Offered Rate

plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at September 30, 2018 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs		Total
Common Stocks	$180,127	$322,179	$—	*	$502,306	*
Preferred Stocks	—	—	—	*	—	*
Warrant	—	—	—	*	—	*
Exchange-Traded Funds	1,338,898	—	—		1,338,898
Corporate Bonds	—	55,763,853	—		55,763,853
Senior Floating Rate Interests	—	10,430,010	851,290		11,281,300
Forward Foreign Currency Exchange Contracts**	—	1,874	—		1,874
Total Assets	$1,519,025	$66,517,916	$851,290		$68,888,231

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Forward Foreign Currency Exchange Contracts**	$—	$5,194	$—	$5,194
Unfunded Loan Commitments (Note 5)	—	166,404	24,815	191,219
Total Liabilities	$—	$171,598	$24,815	$196,413

*	Market value is less than $1.
**	This derivative is reported as unrealized appreciation/depreciation at period end.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial statement purposes. As of the period end, reverse repurchase agreements of $7,042,530 are categorized as Level 2 within the disclosure hierarchy.

The following is a summary of significant unobservable inputs used in the fair valuation of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category	Ending Balance at September 30, 2018	Valuation Technique	Unobservable Inputs	Input Range	Weighted Average
Assets:
Senior Floating Rate Interests	$851,290	Yield Analysis	Yield	7.5%-9.1%	8.5%
Total Assets	$851,290
Liabilities:
Unfunded Loan Commitments	$24,815	Model Price	Purchase Price	—	—

Significant changes in a yield would generally result in significant changes in the fair value of the security.

Any remaining Level 3 securities held by the Funds and excluded from the table above, were not considered material to the Funds.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

Series P (High Yield Series)
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2018

For the period ended September 30, 2018, the Fund had securities with a total value of $428,879 transfer out of Level 3 into Level 2 due to the availability of current and reliable market-based data provided by a third-party pricing service with utilizes significant observable inputs. As of September 30, 2018, the Fund had liabilities with a total value of $166,377 transfer from Level 3 to Level 2 due to availability of market price information at period end. There were no other securities that transferred between levels.

Summary of Fair Value Level 3 Activity

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value for the period ended September 30, 2018:

	Assets			Liabilities
	Senior Floating Rate Interests	Common Stocks	Total Assets	Unfunded Loan Commitments
Beginning Balance	$2,239,189	$228,015	$2,467,204	$(186,495)
Purchases/(Receipts)	393,055	-	393,055	(141,168)
(Sales, maturities and paydowns)/Fundings	(1,267,899)	-	(1,267,899)	160,650
Amortization of discount/premiums	28,228	-	28,228	-
Total realized gains or losses included in earnings	14,725	(299)	14,426	290,905
Total change in unrealized appreciation (depreciation) included in earnings	(127,129)	(227,716)	(354,845)	(315,084)
Transfers into Level 3	-	-	-	-
Transfers out of Level 3	(428,879)	-	(428,879)	166,377
Ending Balance	$851,290	$- *	$851,290	$(24,815)
Net change in unrealized appreciation (depreciation) for investments in Level 3 securities still held at September 30, 2018	$2,784	$(227,716)	$(224,932)	$11,221

*	Market value is less than $1.

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a portfolio company of a fund, or control of or by, or common control under Guggenheim Investments (“GI”), result in that portfolio company being considered an affiliated company of such fund, as defined in the 1940 Act.

Transactions during the period ended September 30, 2018, in which the portfolio company is an "affiliated person", were as follows:

Security Name	Value 12/31/17	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 09/30/18		Shares 09/30/18	Investment Income
Common Stocks
Aspect Software Parent, Inc.	$228,015	$–	$(299)	$–	$(228,015)	$–		–	$–
Aspect Software Inc.*,1	–	–	–	–	299	–	**	37	–
Senior Floating Rate Interests
Aspect Software, Inc. 12.81% (3 Month USD LIBOR + 10.50%, Rate Floor: 1.00%) due 05/25/20[2]	14,155	284	(422)	142	(2,175)	11,984		14,374	1,782
Warrant
Aspect Software, Inc. [1]	–	–	–	–	–	–	**	1,294	–
	$242,170	$284	$(721)	$142	$(229,891)	$11,984			$1,782

*	Non-income producing security
**	Market value is less than $1.
[1]	Security was fair valued by the Valuation Committee at September 30, 2018. The total market value of fair valued securities amounts to $0 (cost $922,259) or less than 0.1% of total net assets.
[2]	Variable rate security. Rate indicated is rate effective September 30, 2018. In some instances, the effective rate is limited by a minimum rate floor or a maximum rate cap established by the issuer. The settlement status of a position may also impact the effective rate indicated. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.

Series Q (Small Cap Value Series)
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2018

	Shares	Value
COMMON STOCKS† - 98.6%
Financial - 39.0%
Berkshire Hills Bancorp, Inc.	36,336	$1,478,875
Wintrust Financial Corp.	16,226	1,378,236
Cathay General Bancorp	32,715	1,355,710
Fulton Financial Corp.	75,492	1,256,942
Umpqua Holdings Corp.	59,098	1,229,238
BancorpSouth Bank	37,033	1,210,979
Argo Group International Holdings Ltd.	18,749	1,182,124
Radian Group, Inc.	55,810	1,153,593
First Citizens BancShares, Inc. — Class A	2,402	1,086,377
Trustmark Corp.	31,400	1,056,610
Beneficial Bancorp, Inc.	60,591	1,023,988
Hersha Hospitality Trust REIT	44,246	1,003,057
TriCo Bancshares	25,632	989,908
Redwood Trust, Inc. REIT	58,416	948,676
Federal Agricultural Mortgage Corp. — Class C	12,962	935,597
MBIA, Inc.*	84,775	906,245
Invesco Mortgage Capital, Inc. REIT	56,325	891,061
Tier REIT, Inc.	36,937	890,182
Hanmi Financial Corp.	35,569	885,668
Investors Bancorp, Inc.	71,084	872,201
RLJ Lodging Trust REIT	33,967	748,293
Equity Commonwealth REIT*	22,891	734,572
Valley National Bancorp	61,085	687,206
iStar, Inc. REIT	60,533	676,154
Flagstar Bancorp, Inc.*	21,032	661,877
Old National Bancorp	34,150	659,095
Hancock Whitney Corp.	13,170	626,234
LaSalle Hotel Properties REIT	17,957	621,133
Cousins Properties, Inc. REIT	69,436	617,286
Sunstone Hotel Investors, Inc. REIT	35,434	579,700
Cowen, Inc. — Class A*	34,461	561,714
MB Financial, Inc.	12,038	555,072
Cohen & Steers, Inc.	11,554	469,208
Summit Hotel Properties, Inc. REIT	33,367	451,456
Physicians Realty Trust REIT	26,383	444,817
Lexington Realty Trust REIT	53,590	444,797
Piedmont Office Realty Trust, Inc. — Class A REIT	22,755	430,752
IBERIABANK Corp.	5,106	415,373
Washington Federal, Inc.	11,777	376,864
Stifel Financial Corp.	7,323	375,377
Hilltop Holdings, Inc.	16,467	332,139
CNO Financial Group, Inc.	13,430	284,985
Customers Bancorp, Inc.*	11,808	277,842
ARMOUR Residential REIT, Inc.	10,698	240,170
Total Financial		34,007,383
Industrial - 13.5%
Trinseo S.A.	12,217	956,591
Louisiana-Pacific Corp.	35,517	940,845
Plexus Corp.*	16,048	938,969
TriMas Corp.*	28,534	867,433
GATX Corp.	9,649	835,507
Crane Co.	7,418	729,561
ITT, Inc.	11,612	711,351
Matson, Inc.	16,525	655,051
GasLog Ltd.	31,633	624,752
Greenbrier Companies, Inc.	9,871	593,247
Marten Transport Ltd.	27,509	579,064
Worthington Industries, Inc.	13,316	577,382
Esterline Technologies Corp.*	6,081	553,067
Sanmina Corp.*	16,812	464,011
Gibraltar Industries, Inc.*	9,897	451,303
Argan, Inc.	9,780	420,540
US Concrete, Inc.*	8,790	403,022
KEMET Corp.*	15,569	288,805
Scorpio Tankers, Inc.	111,905	224,929
Total Industrial		11,815,430
Consumer, Cyclical - 13.4%
UniFirst Corp.	8,412	1,460,744
Hawaiian Holdings, Inc.	31,086	1,246,549
International Speedway Corp. — Class A	27,705	1,213,479
Wabash National Corp.	51,568	940,085
MDC Holdings, Inc.	31,019	917,542
Meritage Homes Corp.*	20,089	801,551
Cooper Tire & Rubber Co.	26,380	746,554
Tenneco, Inc. — Class A	17,087	720,046
Asbury Automotive Group, Inc.*	8,581	589,944
Methode Electronics, Inc.	14,324	518,529
Century Communities, Inc.*	18,859	495,049
Unifi, Inc.*	16,681	472,572
La-Z-Boy, Inc.	14,519	458,800
Deckers Outdoor Corp.*	3,772	447,284
Caleres, Inc.	10,015	359,138
DSW, Inc. — Class A	9,821	332,735
Total Consumer, Cyclical		11,720,601
Consumer, Non-cyclical - 10.5%
Encompass Health Corp.	14,281	1,113,204
Premier, Inc. — Class A*	17,104	783,021
AMN Healthcare Services, Inc.*	12,646	691,736
Navigant Consulting, Inc.	28,245	651,330
Cambrex Corp.*	8,909	609,375
Innoviva, Inc.*	37,424	570,342
Fresh Del Monte Produce, Inc.	16,491	558,880
Emergent BioSolutions, Inc.*	8,347	549,483
AMAG Pharmaceuticals, Inc.*	25,754	515,080
Dean Foods Co.	68,927	489,382
Sanderson Farms, Inc.	4,557	471,057
Carriage Services, Inc. — Class A	21,174	456,300
Universal Corp.	6,815	442,975
SP Plus Corp.*	11,171	407,742
FTI Consulting, Inc.*	5,555	406,570
Lannett Company, Inc.*	46,372	220,267
Community Health Systems, Inc.*	59,825	206,994
Total Consumer, Non-cyclical		9,143,738
Utilities - 8.3%
Portland General Electric Co.	35,024	1,597,445
Spire, Inc.	18,968	1,395,096
PNM Resources, Inc.	31,014	1,223,502
Black Hills Corp.	17,554	1,019,712
ONE Gas, Inc.	10,567	869,453
Southwest Gas Holdings, Inc.	8,470	669,384

Series Q (Small Cap Value Series)
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2018

	Shares	Value
COMMON STOCKS† - 98.6% (continued)
Utilities - 8.3% (continued)
ALLETE, Inc.	6,868	$515,169
Total Utilities		7,289,761
Communications - 5.1%
Viavi Solutions, Inc.*	126,007	1,428,919
Ciena Corp.*	31,207	974,907
NeoPhotonics Corp.*	83,001	688,908
Scholastic Corp.	12,148	567,190
InterDigital, Inc.	5,712	456,960
Finisar Corp.*	17,215	327,946
Total Communications		4,444,830
Energy - 4.5%
Oasis Petroleum, Inc.*	93,398	1,324,384
Oceaneering International, Inc.*	19,049	525,752
MRC Global, Inc.*	25,687	482,145
Ormat Technologies, Inc.	8,423	455,769
Rowan Companies plc — Class A*	23,862	449,321
Laredo Petroleum, Inc.*	54,921	448,705
Gulfport Energy Corp.*	24,215	252,078
Total Energy		3,938,154
Technology - 3.0%
ManTech International Corp. — Class A	10,148	642,368
Photronics, Inc.*	64,554	635,857
Cray, Inc.*	25,686	552,249
MicroStrategy, Inc. — Class A*	3,836	539,418
InnerWorkings, Inc.*	26,879	212,882
Total Technology		2,582,774
Basic Materials - 1.3%
Kaiser Aluminum Corp.	10,158	1,107,831
Total Common Stocks
(Cost $75,315,233)		86,050,502

CONVERTIBLE PREFERRED STOCKS††† - 0.0%
Thermoenergy Corp.*,1,2	116,667	4
Total Convertible Preferred Stocks
(Cost $111,410)		4

MONEY MARKET FUND† - 1.6%
Dreyfus Treasury Prime Cash Management Fund — Institutional Class 1.91%[3]	1,425,276	1,425,276
Total Money Market Fund
(Cost $1,425,276)		1,425,276
Total Investments - 100.2%
(Cost $76,851,919)		$87,475,782
Other Assets & Liabilities, net - (0.2)%		(198,826)
Total Net Assets - 100.0%		$87,276,956

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
†††	Value determined based on Level 3 inputs — See Note 3.
[1]	Security was fair valued by the Valuation Committee at September 30, 2018. The total market value of fair valued securities amounts to $4, (cost $111,410) or less than 0.1% of total net assets.
[2]	PIPE (Private Investment in Public Equity) - Stock issued by a company in the secondary market as a means of raising capital more quickly and less expensively than through registration of a secondary public offering.
[3]	Rate indicated is the 7-day yield as of September 30, 2018.

plc — Public Limited Company

REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at September 30, 2018 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$86,050,502	$—	$—	$86,050,502
Convertible Preferred Stocks	—	—	4	4
Money Market Fund	1,425,276	—	—	1,425,276
Total Assets	$87,475,778	$—	$4	$87,475,782

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

For the period ended September 30, 2018, there were no transfers between levels.

Series V (Mid Cap Value Series)
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2018

	Shares	Value
COMMON STOCKS† - 96.8%
Financial - 26.9%
KeyCorp	222,823	$4,431,950
Zions Bancorp North America	83,634	4,194,245
Huntington Bancshares, Inc.	268,388	4,004,349
Alleghany Corp.	4,962	3,237,854
Equity Commonwealth REIT*	100,532	3,226,072
Alliance Data Systems Corp.	12,999	3,069,844
Voya Financial, Inc.	59,859	2,973,196
Physicians Realty Trust REIT	164,891	2,780,062
Wintrust Financial Corp.	31,984	2,716,721
Alexandria Real Estate Equities, Inc. REIT	20,494	2,577,940
Umpqua Holdings Corp.	121,778	2,532,982
Sun Communities, Inc. REIT	23,698	2,406,295
Cousins Properties, Inc. REIT	216,182	1,921,858
IBERIABANK Corp.	22,009	1,790,432
Radian Group, Inc.	74,555	1,541,052
National Storage Affiliates Trust REIT	59,234	1,506,913
Redwood Trust, Inc. REIT	84,906	1,378,873
Camden Property Trust REIT	13,652	1,277,418
First Citizens BancShares, Inc. — Class A	2,720	1,230,202
Unum Group	30,343	1,185,501
Lexington Realty Trust REIT	135,179	1,121,986
Willis Towers Watson plc	7,836	1,104,406
Old Republic International Corp.	49,344	1,104,319
Pinnacle Financial Partners, Inc.	18,082	1,087,632
First Horizon National Corp.	63,003	1,087,432
Prosperity Bancshares, Inc.	15,213	1,055,022
Howard Hughes Corp.*	8,070	1,002,455
Federal Agricultural Mortgage Corp. — Class C	12,634	911,922
American National Insurance Co.	5,001	646,579
Hilltop Holdings, Inc.	25,225	508,788
Total Financial		59,614,300
Consumer, Non-cyclical - 15.5%
Hormel Foods Corp.	109,100	4,298,540
Bunge Ltd.	58,388	4,011,840
Premier, Inc. — Class A*	57,590	2,636,470
Encompass Health Corp.	30,052	2,342,554
Euronet Worldwide, Inc.*	21,831	2,187,903
Emergent BioSolutions, Inc.*	31,212	2,054,686
Central Garden & Pet Co. — Class A*	56,966	1,887,853
Cambrex Corp.*	26,999	1,846,732
Perrigo Company plc	22,530	1,595,124
Eagle Pharmaceuticals, Inc.*	22,795	1,580,377
Ingredion, Inc.	10,801	1,133,673
Sanderson Farms, Inc.	10,938	1,130,661
SP Plus Corp.*	30,957	1,129,930
Myriad Genetics, Inc.*	22,922	1,054,412
US Foods Holding Corp.*	33,943	1,046,123
Hostess Brands, Inc.*	83,802	927,688
Inovio Pharmaceuticals, Inc.*	141,243	785,311
ACCO Brands Corp.	64,326	726,884
Quest Diagnostics, Inc.	6,409	691,595
TransEnterix, Inc.*	105,993	614,759
TherapeuticsMD, Inc.*	89,542	587,396
Total Consumer, Non-cyclical		34,270,511
FLIR Systems, Inc.	35,617	2,189,377
Jacobs Engineering Group, Inc.	23,371	1,787,882
Valmont Industries, Inc.	12,039	1,667,401
Berry Global Group, Inc.*	33,443	1,618,307
Graphic Packaging Holding Co.	113,998	1,597,112
Corning, Inc.	43,993	1,552,953
Greenbrier Companies, Inc.	23,057	1,385,726
Snap-on, Inc.	7,217	1,325,041
Huntington Ingalls Industries, Inc.	5,020	1,285,522
GasLog Ltd.	62,120	1,226,870
Rexnord Corp.*	38,972	1,200,338
Knight-Swift Transportation Holdings, Inc.	34,485	1,189,043
Hub Group, Inc. — Class A*	25,383	1,157,465
ITT, Inc.	18,814	1,152,546
Scorpio Tankers, Inc.	564,402	1,134,448
Crane Co.	11,532	1,134,172
WestRock Co.	20,708	1,106,635
Carlisle Companies, Inc.	9,055	1,102,899
Plexus Corp.*	18,488	1,081,733
KLX, Inc.*	17,054	1,070,650
Park Electrochemical Corp.	53,500	1,042,715
Sensata Technologies Holding plc*	21,040	1,042,532
US Concrete, Inc.*	21,626	991,552
Celadon Group, Inc.*	350,970	982,716
Kirby Corp.*	9,262	761,799
Oshkosh Corp.	8,195	583,812
Fortune Brands Home & Security, Inc.	10,521	550,880
Astec Industries, Inc.	9,826	495,328
Universal Forest Products, Inc.	4,647	164,178
Total Industrial		33,581,632
Utilities - 10.6%
OGE Energy Corp.	109,636	3,981,980
Ameren Corp.	50,333	3,182,052
Portland General Electric Co.	58,679	2,676,349
AES Corp.	166,449	2,330,286
UGI Corp.	41,401	2,296,928
Pinnacle West Capital Corp.	28,023	2,218,861
Black Hills Corp.	34,927	2,028,909
Edison International	26,107	1,766,922
Southwest Gas Holdings, Inc.	21,506	1,699,619
American Electric Power Company, Inc.	16,282	1,154,068
Total Utilities		23,335,974
Consumer, Cyclical - 7.7%
UniFirst Corp.	19,096	3,316,021
PVH Corp.	20,311	2,932,908
Acushnet Holdings Corp.	71,588	1,963,659
Caleres, Inc.	50,867	1,824,091
Alaska Air Group, Inc.	17,096	1,177,230
LCI Industries	13,576	1,124,093
JetBlue Airways Corp.*	57,988	1,122,648
Dana, Inc.	55,630	1,038,612
Unifi, Inc.*	30,757	871,346
Genesco, Inc.*	14,144	666,182
GMS, Inc.*	23,035	534,412
Kohl's Corp.	6,940	517,377
Total Consumer, Cyclical		17,088,579

Series V (Mid Cap Value Series)
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2018

	Shares	Value
COMMON STOCKS† - 96.8% (continued)
Energy - 6.2%
Hess Corp.	43,670	$3,125,899
Whiting Petroleum Corp.*	58,054	3,079,184
Range Resources Corp.	149,437	2,538,935
Oasis Petroleum, Inc.*	176,145	2,497,736
Kinder Morgan, Inc.	103,029	1,826,704
Antero Resources Corp.*	31,643	560,397
HydroGen Corp.*,†††,1,2	672,346	1
Total Energy		13,628,856
Technology - 5.8%
Conduent, Inc.*	110,588	2,490,442
Cray, Inc.*	106,385	2,287,278
Super Micro Computer, Inc.*	108,850	2,243,398
Evolent Health, Inc. — Class A*	46,676	1,325,598
Qorvo, Inc.*	15,916	1,223,781
Amdocs Ltd.	16,909	1,115,656
CSG Systems International, Inc.	27,033	1,085,105
Maxwell Technologies, Inc.*	285,110	995,034
Total Technology		12,766,292
Basic Materials - 4.9%
Reliance Steel & Aluminum Co.	32,148	2,741,903
Ashland Global Holdings, Inc.	27,602	2,314,704
Nucor Corp.	36,307	2,303,679
Huntsman Corp.	73,022	1,988,389
Alcoa Corp.*	23,190	936,876
Tahoe Resources, Inc.*	220,317	614,684
Total Basic Materials		10,900,235
Ciena Corp.*	110,897	3,464,422
Viavi Solutions, Inc.*	163,328	1,852,140
Finisar Corp.*	95,489	1,819,065
Symantec Corp.	83,125	1,768,900
Total Communications		8,904,527
Total Common Stocks
(Cost $189,258,218)		214,090,906

CONVERTIBLE PREFERRED STOCKS††† - 0.0%
Thermoenergy Corp. *,1,3	308,333	9
Total Convertible Preferred Stocks
(Cost $294,438)		9

MONEY MARKET FUND† - 3.2%
Dreyfus Treasury Securities Cash Management — Institutional Shares 1.91%[4]	7,152,802	7,152,802
Total Money Market Fund
(Cost $7,152,802)		7,152,802
Total Investments - 100.0%
(Cost $196,705,458)		$221,243,717
Other Assets & Liabilities, net - 0.0%		77,039
Total Net Assets - 100.0%		$221,320,756

*	Non-income producing security.
†	Value determined based on Level 1 inputs, unless otherwise noted — See Note 3.
†††	Value determined based on Level 3 inputs — See Note 3.
[1]	Security was fair valued by the Valuation Committee at September 30, 2018. The total market value of fair valued securities amounts to $10, (cost $2,866,013) or less than 0.1% of total net assets.
[2]	Affiliated issuer.
[3]	PIPE (Private Investment in Public Equity) - Stock issued by a company in the secondary market as a means of raising capital more quickly and less expensively than through registration of a secondary public offering.
[4]	Rate indicated is the 7-day yield as of September 30, 2018.

plc — Public Limited Company

REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at September 30, 2018 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$214,090,905	$—	$1	$214,090,906
Convertible Preferred Stocks	—	—	9	9
Money Market Fund	7,152,802	—	—	7,152,802
Total Assets	$221,243,707	$—	$10	$221,243,717

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

For the period ended September 30, 2018, there were no transfers between levels.

Series V (Mid Cap Value Series)
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2018

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a portfolio company of a fund, or control of or by, or common control under Guggenheim Investments (“GI”), result in that portfolio company being considered an affiliated company of such fund, as defined in the 1940 Act.

Transactions during the period ended September 30, 2018, in which the portfolio company is an "affiliated person", were as follows:

Security Name	Value 12/31/17	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 09/30/18	Shares 09/30/18	Investment Income
Common Stock
HydroGen Corp. *,1	$1	$–	$–	$–	$–	$1	672,346	$–

*	Non-income producing security.
[1]	Security was fair valued by the Valuation Committee at September 30, 2018. The total market value of fair valued securities amounts to $1, (cost $2,571,575) or less than 0.1% of total net assets.

Series X (StylePlus—Small Growth Series)
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2018

	Shares	Value
COMMON STOCKS† - 20.7%
Consumer, Non-cyclical - 7.4%
Novocure Ltd.*	2,651	$138,912
Calavo Growers, Inc.	872	84,235
LivaNova plc*	672	83,308
Performance Food Group Co.*	2,479	82,551
Inter Parfums, Inc.	1,266	81,594
Ligand Pharmaceuticals, Inc. — Class B*	268	73,563
Central Garden & Pet Co. — Class A*	2,150	71,251
Globus Medical, Inc. — Class A*	1,105	62,720
Vector Group Ltd.	4,545	62,625
John B Sanfilippo & Son, Inc.	864	61,672
Primo Water Corp.*	3,375	60,919
CoreLogic, Inc.*	1,231	60,824
Quanta Services, Inc.*	1,783	59,516
Integer Holdings Corp.*	695	57,650
Innoviva, Inc.*	3,716	56,632
CONMED Corp.	709	56,167
Emergent BioSolutions, Inc.*	847	55,758
Orthofix Medical, Inc.*	961	55,555
Inogen, Inc.*	217	52,974
Travelport Worldwide Ltd.	3,135	52,887
Myriad Genetics, Inc.*	1,131	52,026
Cal-Maine Foods, Inc.	1,068	51,584
Medpace Holdings, Inc.*	723	43,315
Wright Medical Group N.V.*	1,427	41,412
Loxo Oncology, Inc.*	226	38,608
EVERTEC, Inc.	1,589	38,295
Cardtronics plc — Class A*	1,128	35,690
Amneal Pharmaceuticals, Inc.*	1,529	33,929
Horizon Pharma plc*	1,702	33,325
FibroGen, Inc.*	536	32,562
iRhythm Technologies, Inc.*	338	31,995
Boston Beer Company, Inc. — Class A*	107	30,762
BioSpecifics Technologies Corp.*	517	30,239
Avis Budget Group, Inc.*	933	29,987
Tootsie Roll Industries, Inc.	975	28,519
Teladoc Health, Inc.*	325	28,064
Ultragenyx Pharmaceutical, Inc.*	362	27,635
Ironwood Pharmaceuticals, Inc. — Class A*	1,482	27,358
Tenet Healthcare Corp.*	941	26,781
USANA Health Sciences, Inc.*	221	26,642
Medicines Co.*	875	26,171
Xencor, Inc.*	644	25,097
Turning Point Brands, Inc.	599	24,835
Blueprint Medicines Corp.*	290	22,637
BioTelemetry, Inc.*	343	22,106
TriNet Group, Inc.*	387	21,796
Premier, Inc. — Class A*	472	21,608
Weight Watchers International, Inc.*	300	21,597
Quidel Corp.*	329	21,441
LHC Group, Inc.*	208	21,422
Array BioPharma, Inc.*	1,407	21,386
Acorda Therapeutics, Inc.*	1,088	21,379
Amedisys, Inc.*	171	21,368
Halozyme Therapeutics, Inc.*	1,176	21,368
Insperity, Inc.	181	21,349
HealthEquity, Inc.*	226	21,337
Ensign Group, Inc.	562	21,311
Phibro Animal Health Corp. — Class A	495	21,235
NuVasive, Inc.*	298	21,152
Korn/Ferry International	428	21,075
ASGN, Inc.*	267	21,074
Natus Medical, Inc.*	590	21,034
Brink's Co.	301	20,995
Amicus Therapeutics, Inc.*	1,733	20,952
Monro, Inc.	297	20,671
Neogen Corp.*	288	20,601
Haemonetics Corp.*	179	20,510
Insmed, Inc.*	996	20,139
CytomX Therapeutics, Inc.*	1,077	19,925
Immunomedics, Inc.*	946	19,705
Herc Holdings, Inc.*	383	19,610
MoneyGram International, Inc.*	3,490	18,671
National Beverage Corp.*	158	18,426
Medifast, Inc.	81	17,945
WD-40 Co.	102	17,554
Total Consumer, Non-cyclical		2,799,523
Industrial - 4.7%
Hillenbrand, Inc.	1,749	91,473
EMCOR Group, Inc.	1,123	84,349
Kaman Corp.	1,235	82,473
Watts Water Technologies, Inc. — Class A	949	78,767
Forward Air Corp.	1,082	77,580
Rexnord Corp.*	2,344	72,195
EnerSys	672	58,551
Barnes Group, Inc.	780	55,403
Moog, Inc. — Class A	584	50,207
Kennametal, Inc.	1,133	49,353
Harsco Corp.*	1,710	48,821
JELD-WEN Holding, Inc.*	1,750	43,155
Milacron Holdings Corp.*	2,122	42,971
Heartland Express, Inc.	2,134	42,104
Columbus McKinnon Corp.	1,046	41,359
Generac Holdings, Inc.*	729	41,123
Builders FirstSource, Inc.*	2,678	39,313
Aerojet Rocketdyne Holdings, Inc.*	1,109	37,695
Itron, Inc.*	583	37,429
Tennant Co.	489	37,139
Woodward, Inc.	453	36,630
MasTec, Inc.*	816	36,434
Saia, Inc.*	463	35,396
Air Transport Services Group, Inc.*	1,545	33,171
OSI Systems, Inc.*	385	29,379
Masonite International Corp.*	456	29,230
Armstrong Flooring, Inc.*	1,598	28,924
Atkore International Group, Inc.*	1,072	28,440
Comfort Systems USA, Inc.	486	27,410
Echo Global Logistics, Inc.*	884	27,360
Actuant Corp. — Class A	968	27,007

Series X (StylePlus—Small Growth Series)
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2018

	Shares	Value
COMMON STOCKS† - 20.7% (continued)
Industrial - 4.7% (continued)
Simpson Manufacturing Company, Inc.	365	$26,448
Dycom Industries, Inc.*	312	26,395
Continental Building Products, Inc.*	701	26,322
Werner Enterprises, Inc.	708	25,028
Global Brass & Copper Holdings, Inc.	646	23,838
Apogee Enterprises, Inc.	563	23,263
ArcBest Corp.	471	22,867
Advanced Drainage Systems, Inc.	736	22,742
Exponent, Inc.	403	21,601
Axon Enterprise, Inc.*	310	21,213
YRC Worldwide, Inc.*	2,334	20,959
TopBuild Corp.*	363	20,626
Louisiana-Pacific Corp.	775	20,530
Boise Cascade Co.	534	19,651
Total Industrial		1,772,324
Technology - 3.2%
MAXIMUS, Inc.	1,384	90,043
ACI Worldwide, Inc.*	3,158	88,866
j2 Global, Inc.	1,050	86,992
CSG Systems International, Inc.	1,926	77,310
Bottomline Technologies DE, Inc.*	855	62,167
Silicon Laboratories, Inc.*	600	55,080
HubSpot, Inc.*	356	53,738
Diodes, Inc.*	1,579	52,565
CommVault Systems, Inc.*	746	52,220
TTEC Holdings, Inc.	1,643	42,554
Entegris, Inc.	1,418	41,051
Progress Software Corp.	1,123	39,631
Semtech Corp.*	674	37,474
Unisys Corp.*	1,714	34,966
Advanced Energy Industries, Inc.*	659	34,037
Teradata Corp.*	892	33,637
Insight Enterprises, Inc.*	606	32,778
Cirrus Logic, Inc.*	838	32,347
New Relic, Inc.*	337	31,756
NCR Corp.*	1,107	31,450
MaxLinear, Inc. — Class A*	1,480	29,423
Cision Ltd.*	1,709	28,711
Envestnet, Inc.*	441	26,879
Science Applications International Corp.	293	23,616
Box, Inc. — Class A*	950	22,714
MKS Instruments, Inc.	267	21,400
Xperi Corp.	1,438	21,354
Medidata Solutions, Inc.*	281	20,600
Cabot Microelectronics Corp.	191	19,706
Total Technology		1,225,065
Communications - 2.2%
Vonage Holdings Corp.*	5,470	77,455
InterDigital, Inc.	930	74,400
Perficient, Inc.*	2,593	69,103
New York Times Co. — Class A	2,792	64,635
World Wrestling Entertainment, Inc. — Class A	578	55,910
Boingo Wireless, Inc.*	1,296	45,230
Shenandoah Telecommunications Co.	1,013	39,254
AMC Networks, Inc. — Class A*	540	35,824
Etsy, Inc.*	685	35,195
Viavi Solutions, Inc.*	2,861	32,444
Endurance International Group Holdings, Inc.*	3,459	30,439
LiveRamp Holdings, Inc.*	566	27,966
CalAmp Corp.*	1,148	27,506
Stamps.com, Inc.*	112	25,334
NETGEAR, Inc.*	401	25,203
LogMeIn, Inc.	279	24,859
Liberty Media Corporation-Liberty Braves — Class A*	907	24,743
ePlus, Inc.*	258	23,917
NIC, Inc.	1,602	23,710
Entravision Communications Corp. — Class A	4,417	21,643
Shutterfly, Inc.*	303	19,965
Cogent Communications Holdings, Inc.	351	19,586
Plantronics, Inc.	259	15,617
Total Communications		839,938
Consumer, Cyclical - 2.2%
Planet Fitness, Inc. — Class A*	1,105	59,703
Wyndham Destinations, Inc.	1,317	57,105
Nu Skin Enterprises, Inc. — Class A	661	54,480
RH*	358	46,901
KB Home	1,925	46,027
Eros International plc*	3,604	43,428
IMAX Corp.*	1,666	42,983
Altra Industrial Motion Corp.	1,003	41,424
BMC Stock Holdings, Inc.*	1,517	28,292
Beacon Roofing Supply, Inc.*	733	26,527
American Eagle Outfitters, Inc.	980	24,333
Lions Gate Entertainment Corp. — Class A	990	24,146
Meritor, Inc.*	1,224	23,696
iRobot Corp.*	197	21,654
Five Below, Inc.*	166	21,590
BJ's Restaurants, Inc.	299	21,588
Carter's, Inc.	218	21,495
Brinker International, Inc.	459	21,449
Ollie's Bargain Outlet Holdings, Inc.*	223	21,430
Dine Brands Global, Inc.	261	21,222
Fox Factory Holding Corp.*	302	21,155
La-Z-Boy, Inc.	668	21,109
Boyd Gaming Corp.	623	21,089
Visteon Corp.*	223	20,717
Dana, Inc.	1,107	20,668
Tailored Brands, Inc.	809	20,379
Marriott Vacations Worldwide Corp.	181	20,227
Tenneco, Inc. — Class A	344	14,496
Total Consumer, Cyclical		829,313
Energy - 0.7%
Delek US Holdings, Inc.	1,771	75,144
Par Pacific Holdings, Inc.*	3,478	70,951
CVR Energy, Inc.	1,602	64,432

Series X (StylePlus—Small Growth Series)
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2018

	Shares	Value
COMMON STOCKS† - 20.7% (continued)
Energy - 0.7% (continued)
Renewable Energy Group, Inc.*	1,396	$40,205
Murphy USA, Inc.*	245	20,938
Total Energy		271,670
Basic Materials - 0.3%
Rogers Corp.*	253	37,272
Ingevity Corp.*	207	21,089
Platform Specialty Products Corp.*	1,667	20,787
HB Fuller Co.	371	19,170
Total Basic Materials		98,318
Total Common Stocks
(Cost $7,418,147)		7,836,151

MUTUAL FUNDS† - 76.2%
Guggenheim Variable Insurance Strategy Fund III[1]	464,346	11,645,791
Guggenheim Strategy Fund III[1]	440,774	11,019,346
Guggenheim Strategy Fund II1	163,774	4,091,085
Guggenheim Strategy Fund I1	80,256	2,010,412
Total Mutual Funds
(Cost $28,674,280)		28,766,634

MONEY MARKET FUND† - 3.5%
Dreyfus Treasury Prime Cash Management Fund — Institutional Class 1.91%[2]	1,311,877	1,311,877
Total Money Market Fund
(Cost $1,311,877)		1,311,877
Total Investments - 100.4%
(Cost $37,404,304)		$37,914,662
Other Assets & Liabilities, net - (0.4)%		(138,639)
Total Net Assets - 100.0%		$37,776,023

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Depreciation**
Equity Futures Contracts Purchased†
Russell 2000 Index Mini Futures Contracts	7	Dec 2018	$595,455	$(3,036)
S&P MidCap 400 Index Mini Futures Contracts	3	Dec 2018	607,620	(3,326)
			$1,203,075	$(6,362)

Total Return Swap Agreements

Counterparty	Index	Financing Rate Pay	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Appreciation
OTC Equity Index Swap Agreements††
Morgan Stanley	Russell 2000 Growth Index	1.81%	At Maturity	01/02/19	26,603	$29,009,869	$1,209,869

*	Non-income producing security.
**	Includes cumulative appreciation (depreciation).
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Affiliated issuer.
[2]	Rate indicated is the 7-day yield as of September 30, 2018.

plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at September 30, 2018 (See Note 3 in the Notes to Schedule of Investments):

Series X (StylePlus—Small Growth Series)
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2018

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$7,836,151	$—	$—	$7,836,151
Mutual Funds	28,766,634	—	—	28,766,634
Money Market Fund	1,311,877	—	—	1,311,877
Equity Index Swap Agreements**	—	1,209,869	—	1,209,869
Total Assets	$37,914,662	$1,209,869	$—	$39,124,531

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Equity Futures Contracts**	$6,362	$—	$—	$6,362

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

For the period ended September 30, 2018, there were no transfers between levels.

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a portfolio company of a fund, or control of or by, or common control under Guggenheim Investments (“GI”), result in that portfolio company being considered an affiliated company of such fund, as defined in the 1940 Act.

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund I, Guggenheim Strategy Fund II, Guggenheim Strategy Fund III and Guggenheim Variable Insurance Strategy Fund III, (collectively, the “Cash Management Funds”), each of which are open-end management investment companies managed by GI. The Cash Management Funds, which launched on March 11, 2014, are offered as cash management options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Cash Management Funds pay no investment management fees. The Cash Management Funds’ annual report on Form N-CSR dated September 30, 2017, is available publicly or upon request. This information is available from the EDGAR database on the SEC's website at https://www.sec.gov/Archives/edgar/data/1601445/000089180417000715/gug72218.htm.

Transactions during the period ended September 30, 2018, in which the portfolio company is an "affiliated person", were as follows:

Security Name	Value 12/31/17	Additions	Reductions	Realized Gain	Change in Unrealized Appreciation (Depreciation)	Value 09/30/18	Shares 09/30/18	Investment Income
Mutual Funds
Guggenheim Strategy Fund I	$3,804,188	$595,509	$(2,388,710)	$7,905	$(8,480)	$2,010,412	80,256	$50,693
Guggenheim Strategy Fund II	4,594,307	436,795	(934,999)	5,504	(10,522)	4,091,085	163,774	87,049
Guggenheim Strategy Fund III	10,803,816	224,271	–	–	(8,741)	11,019,346	440,774	224,797
Guggenheim Variable Insurance Strategy Fund III	9,706,847	1,953,056	–	–	(14,112)	11,645,791	464,346	242,612
	$28,909,158	$3,209,631	$(3,323,709)	$13,409	$(41,855)	$28,766,634		$605,151

Series Y (StylePlus—Large Growth Series)
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2018

	Shares	Value
COMMON STOCKS† - 21.1%
Technology - 5.9%
Apple, Inc.	2,717	$613,335
Microsoft Corp.	3,756	429,574
International Business Machines Corp.	911	137,752
Oracle Corp.	1,712	88,270
Cognizant Technology Solutions Corp. — Class A	1,133	87,411
NetApp, Inc.	992	85,203
Citrix Systems, Inc.*	730	81,147
Fidelity National Information Services, Inc.	592	64,569
ON Semiconductor Corp.*	3,310	61,003
Applied Materials, Inc.	1,466	56,661
Broadcom, Inc.	225	55,514
Skyworks Solutions, Inc.	599	54,335
Micron Technology, Inc.*	1,175	53,145
MKS Instruments, Inc.	643	51,537
Texas Instruments, Inc.	467	50,105
Dell Technologies Incorporated — Class V*	507	49,240
Lam Research Corp.	302	45,813
Zebra Technologies Corp. — Class A*	248	43,854
NCR Corp.*	1,468	41,706
NVIDIA Corp.	120	33,723
Cypress Semiconductor Corp.	1,762	25,531
Teradyne, Inc.	684	25,294
Accenture plc — Class A	139	23,658
Adobe Systems, Inc.*	84	22,676
Maxim Integrated Products, Inc.	399	22,500
Analog Devices, Inc.	217	20,064
Total Technology		2,323,620
Consumer, Non-cyclical - 5.5%
PepsiCo, Inc.	1,195	133,601
Amgen, Inc.	629	130,385
Altria Group, Inc.	2,051	123,696
Sysco Corp.	1,380	101,085
UnitedHealth Group, Inc.	350	93,114
Gilead Sciences, Inc.	1,191	91,957
Humana, Inc.	258	87,338
United Rentals, Inc.*	527	86,217
Kellogg Co.	1,175	82,273
Quanta Services, Inc.*	2,446	81,648
Herbalife Nutrition Ltd.*	1,475	80,461
US Foods Holding Corp.*	2,600	80,132
Kimberly-Clark Corp.	668	75,911
Sabre Corp.	2,865	74,719
Western Union Co.	3,867	73,705
AbbVie, Inc.	697	65,922
CoreLogic, Inc.*	1,241	61,318
Post Holdings, Inc.*	567	55,589
WellCare Health Plans, Inc.*	156	49,997
HCA Healthcare, Inc.	352	48,970
Eli Lilly & Co.	438	47,002
Colgate-Palmolive Co.	572	38,296
Vertex Pharmaceuticals, Inc.*	129	24,864
Estee Lauder Companies, Inc. — Class A	170	24,704
Alexion Pharmaceuticals, Inc.*	177	24,605
Edwards Lifesciences Corp.*	141	24,548
Jazz Pharmaceuticals plc*	146	24,547
McCormick & Company, Inc.	185	24,374
Zoetis, Inc.	266	24,355
Illumina, Inc.*	66	24,226
Brown-Forman Corp. — Class B	477	24,112
Intuitive Surgical, Inc.*	42	24,108
Monster Beverage Corp.*	413	24,070
Bristol-Myers Squibb Co.	381	23,653
Stryker Corp.	131	23,276
Biogen, Inc.*	65	22,965
Constellation Brands, Inc. — Class A	104	22,424
Celgene Corp.*	227	20,314
Total Consumer, Non-cyclical		2,144,481
Communications - 3.3%
Amazon.com, Inc.*	203	406,609
Alphabet, Inc. — Class C*	302	360,428
Facebook, Inc. — Class A*	997	163,967
Walt Disney Co.	769	89,927
F5 Networks, Inc.*	356	70,993
Omnicom Group, Inc.	999	67,952
eBay, Inc.*	1,430	47,219
CDW Corp.	444	39,480
Netflix, Inc.*	85	31,801
AMC Networks, Inc. — Class A*	444	29,455
Total Communications		1,307,831
Industrial - 3.0%
Caterpillar, Inc.	835	127,329
Boeing Co.	287	106,735
Honeywell International, Inc.	618	102,835
FedEx Corp.	375	90,296
Spirit AeroSystems Holdings, Inc. — Class A	934	85,620
Huntington Ingalls Industries, Inc.	324	82,970
Parker-Hannifin Corp.	444	81,665
Cummins, Inc.	524	76,541
Masco Corp.	2,066	75,615
Textron, Inc.	1,036	74,043
Union Pacific Corp.	442	71,971
Emerson Electric Co.	859	65,782
Sensata Technologies Holding plc*	893	44,248
Genesee & Wyoming, Inc. — Class A*	366	33,302
XPO Logistics, Inc.*	291	33,224
FLIR Systems, Inc.	396	24,342
Gentex Corp.	1,116	23,950
Total Industrial		1,200,468
Consumer, Cyclical - 2.0%
Southwest Airlines Co.	1,519	94,862
Delta Air Lines, Inc.	1,492	86,282
HD Supply Holdings, Inc.*	1,923	82,285
Home Depot, Inc.	397	82,239
Allison Transmission Holdings, Inc.	1,463	76,090
Nu Skin Enterprises, Inc. — Class A	696	57,364
Lions Gate Entertainment Corp. — Class A	2,128	51,902
WW Grainger, Inc.	121	43,247

Series Y (StylePlus—Large Growth Series)
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2018

	Shares	Value
COMMON STOCKS† - 21.1% (continued)
Consumer, Cyclical - 2.0% (continued)
Best Buy Company, Inc.	487	$38,648
Lear Corp.	192	27,840
NIKE, Inc. — Class B	287	24,315
Costco Wholesale Corp.	103	24,193
TJX Companies, Inc.	215	24,084
Ross Stores, Inc.	243	24,081
Dollar General Corp.	220	24,046
PulteGroup, Inc.	944	23,383
Total Consumer, Cyclical		784,861
Basic Materials - 0.5%
LyondellBasell Industries N.V. — Class A	861	88,261
Westlake Chemical Corp.	833	69,231
Chemours Co.	613	24,177
Praxair, Inc.	148	23,788
Total Basic Materials		205,457
Energy - 0.5%
ONEOK, Inc.	1,275	86,432
Cheniere Energy, Inc.*	1,100	76,439
Halliburton Co.	586	23,751
Total Energy		186,622
Financial - 0.4%
Visa, Inc. — Class A	709	106,414
Mastercard, Inc. — Class A	162	36,063
Total Financial		142,477
Total Common Stocks
(Cost $7,288,919)		8,295,817

MUTUAL FUNDS† - 76.3%
Guggenheim Variable Insurance Strategy Fund III[1]	494,514	12,402,412
Guggenheim Strategy Fund III[1]	495,063	12,376,578
Guggenheim Strategy Fund II1	145,478	3,634,042
Guggenheim Strategy Fund I1	60,858	1,524,505
Total Mutual Funds
(Cost $29,861,540)		29,937,537

MONEY MARKET FUND† - 2.9%
Dreyfus Treasury Prime Cash Management Fund — Institutional Class 1.91%[2]	1,122,088	1,122,088
Total Money Market Fund
(Cost $1,122,088)		1,122,088
Total Investments - 100.3%
(Cost $38,272,547)		$39,355,442
Other Assets & Liabilities, net - (0.3)%		(114,317)
Total Net Assets - 100.0%		$39,241,125

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation (Depreciation)**
Equity Futures Contracts Purchased†
NASDAQ-100 Index Mini Futures Contracts	2	Dec 2018	$306,270	$4,930
S&P 500 Index Mini Futures Contracts	5	Dec 2018	729,750	(820)
			$1,036,020	$4,110

Total Return Swap Agreements

Counterparty	Index	Financing Rate Pay	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Appreciation
OTC Equity Index Swap Agreements††
Wells Fargo Bank, N.A.	Russell 1000 Growth Index	2.34%	At Maturity	01/02/19	19,092	$29,942,385	$2,273,323

*	Non-income producing security.
**	Includes cumulative appreciation (depreciation).
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Affiliated issuer.
[2]	Rate indicated is the 7-day yield as of September 30, 2018.

plc — Public Limited Company

See Sector Classification in Other Information section.

Series Y (StylePlus—Large Growth Series)
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2018

The following table summarizes the inputs used to value the Fund's investments at September 30, 2018 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$8,295,817	$—	$—	$8,295,817
Mutual Funds	29,937,537	—	—	29,937,537
Money Market Fund	1,122,088	—	—	1,122,088
Equity Futures Contracts**	4,930	—	—	4,930
Equity Index Swap Agreements**	—	2,273,323	—	2,273,323
Total Assets	$39,360,372	$2,273,323	$—	$41,633,695

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Equity Futures Contracts**	$820	$—	$—	$820

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

For the period ended September 30, 2018, there were no transfers between levels.

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a portfolio company of a fund, or control of or by, or common control under Guggenheim Investments (“GI”), result in that portfolio company being considered an affiliated company of such fund, as defined in the 1940 Act.

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund I, Guggenheim Strategy Fund II, Guggenheim Strategy Fund III and Guggenheim Variable Insurance Strategy Fund III, (collectively, the “Cash Management Funds”), each of which are open-end management investment companies managed by GI. The Cash Management Funds, which launched on March 11, 2014, are offered as cash management options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Cash Management Funds pay no investment management fees. The Cash Management Funds’ annual report on Form N-CSR dated September 30, 2017, is available publicly or upon request. This information is available from the EDGAR database on the SEC's website at https://www.sec.gov/Archives/edgar/data/1601445/000089180417000715/gug72218.htm.

Transactions during the period ended September 30, 2018, in which the portfolio company is an "affiliated person", were as follows:

Security Name	Value 12/31/17	Additions	Reductions	Realized Gain	Change in Unrealized Appreciation (Depreciation)	Value 09/30/18	Shares 09/30/18	Investment Income
Mutual Funds
Guggenheim Strategy Fund I	$4,517,430	$1,296,999	$(4,288,605)	$14,599	$(15,918)	$1,524,505	60,858	$47,223
Guggenheim Strategy Fund II	6,940,957	107,408	(3,409,984)	17,744	(22,083)	3,634,042	145,478	107,763
Guggenheim Strategy Fund III	14,261,267	275,130	(2,149,994)	10,678	(20,503)	12,376,578	495,063	275,825
Guggenheim Variable Insurance Strategy Fund III	12,792,600	2,626,143	(2,999,977)	14,345	(30,699)	12,402,412	494,514	291,854
	$38,512,254	$4,305,680	$(12,848,560)	$57,366	$(89,203)	$29,937,537		$722,665

Series Z (Alpha Opportunity Series)
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2018

	Shares	Value
COMMON STOCKS† - 103.5%
Consumer, Non-cyclical - 31.7%
Archer-Daniels-Midland Co.[1]	1,940	$97,524
McKesson Corp.[1]	644	85,427
Cardinal Health, Inc.[1]	1,550	83,700
Pfizer, Inc.[1]	1,664	73,332
Danaher Corp.[1]	640	69,542
Jazz Pharmaceuticals plc*	407	68,429
Kellogg Co.[1]	977	68,410
Tyson Foods, Inc. — Class A1	1,118	66,555
Amgen, Inc.[1]	319	66,126
Ingredion, Inc.	559	58,673
Medtronic plc[1]	570	56,071
CVS Health Corp.[1]	710	55,891
Molson Coors Brewing Co. — Class B1	888	54,612
Kraft Heinz Co.[1]	958	52,795
Abbott Laboratories	717	52,599
Zoetis, Inc.[1]	567	51,915
Procter & Gamble Co.[1]	580	48,273
Mondelez International, Inc. — Class A1	1,040	44,678
Lamb Weston Holdings, Inc.[1]	641	42,691
US Foods Holding Corp.*	1,331	41,021
Western Union Co.	2,148	40,941
Performance Food Group Co.*	1,186	39,494
Sysco Corp.[1]	526	38,529
Post Holdings, Inc.*	391	38,334
Thermo Fisher Scientific, Inc.[1]	147	35,880
Baxter International, Inc.[1]	453	34,922
CoreLogic, Inc.*	699	34,538
Travelport Worldwide Ltd.	2,018	34,044
Eli Lilly & Co.[1]	312	33,481
Charles River Laboratories International, Inc.*	243	32,693
Varian Medical Systems, Inc.*,1	291	32,572
Hill-Rom Holdings, Inc.	340	32,096
Kimberly-Clark Corp.[1]	282	32,047
United Rentals, Inc.*,1	175	28,630
PepsiCo, Inc.[1]	243	27,168
Bruker Corp.	809	27,061
Mylan N.V.*,1	738	27,011
IQVIA Holdings, Inc.*	206	26,726
Bristol-Myers Squibb Co.[1]	428	26,570
Quanta Services, Inc.*	791	26,403
IDEXX Laboratories, Inc.*	105	26,214
Gilead Sciences, Inc.[1]	331	25,557
Pilgrim's Pride Corp.*	1,391	25,163
Kroger Co.[1]	852	24,802
Sabre Corp.	944	24,619
Johnson & Johnson	178	24,594
STERIS plc	213	24,367
Zimmer Biomet Holdings, Inc.[1]	182	23,928
Hershey Co.[1]	234	23,868
Vector Group Ltd.	1,709	23,550
Merck & Company, Inc.[1]	326	23,126
Allergan plc[1]	121	23,048
Cardtronics plc — Class A*	664	21,009
Alexion Pharmaceuticals, Inc.*	150	20,851
Simply Good Foods Co.*	1,070	20,811
Altria Group, Inc.[1]	334	20,143
Bio-Rad Laboratories, Inc. — Class A*	64	20,031
HCA Healthcare, Inc.[1]	143	19,894
Medpace Holdings, Inc.*	332	19,890
Celgene Corp.*,1	220	19,688
Brown-Forman Corp. — Class B	388	19,613
Innoviva, Inc.*	1,285	19,583
McCormick & Company, Inc.	148	19,499
Ligand Pharmaceuticals, Inc. — Class B*	71	19,489
Estee Lauder Companies, Inc. — Class A	134	19,473
Illumina, Inc.*	53	19,454
Biogen, Inc.*,1	55	19,432
Monster Beverage Corp.*	330	19,232
MEDNAX, Inc.*	412	19,224
Colgate-Palmolive Co.[1]	287	19,215
Constellation Brands, Inc. — Class A1	89	19,190
LivaNova plc*	154	19,091
Becton Dickinson and Co.	73	19,053
Herbalife Nutrition Ltd.*	349	19,038
Humana, Inc.[1]	56	18,957
Intuitive Surgical, Inc.*	33	18,942
Flowers Foods, Inc.	1,010	18,847
Central Garden & Pet Co. — Class A*	545	18,061
Edwards Lifesciences Corp.*	97	16,888
WellCare Health Plans, Inc.*,1	52	16,666
Darling Ingredients, Inc.*	856	16,538
Hologic, Inc.*	395	16,187
Anthem, Inc.[1]	58	15,895
Molina Healthcare, Inc.*	105	15,614
Total Consumer, Non-cyclical		2,785,738
Industrial - 16.7%
Genesee & Wyoming, Inc. — Class A*	685	62,328
Regal Beloit Corp.	722	59,529
EMCOR Group, Inc.	790	59,337
AECOM*	1,628	53,170
Cummins, Inc.[1]	339	49,518
WestRock Co.[1]	910	48,630
Masco Corp.[1]	1,201	43,956
TE Connectivity Ltd.[1]	496	43,613
Greenbrier Companies, Inc.	711	42,731
Packaging Corporation of America	383	42,011
Louisiana-Pacific Corp.	1,561	41,351
FedEx Corp.[1]	162	39,008
Crane Co.	376	36,980
Boise Cascade Co.	1,000	36,800
EnerSys	395	34,416
Arrow Electronics, Inc.*	466	34,354
Pentair plc	787	34,117
Gibraltar Industries, Inc.*	743	33,881
AGCO Corp.	527	32,036
Caterpillar, Inc.[1]	208	31,718
Trinseo S.A.	401	31,398
Oshkosh Corp.	440	31,346
Dover Corp.[1]	353	31,251
Waters Corp.*,1	156	30,370

Series Z (Alpha Opportunity Series)
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2018

	Shares	Value
COMMON STOCKS† - 103.5% (continued)
Industrial - 16.7% (continued)
Snap-on, Inc.	152	$27,907
Spirit AeroSystems Holdings, Inc. — Class A1	299	27,409
Jabil, Inc.	994	26,918
Belden, Inc.	372	26,565
Avnet, Inc.	587	26,280
Trinity Industries, Inc.	695	25,465
Eaton Corporation plc[1]	281	24,371
Norfolk Southern Corp.[1]	132	23,826
Benchmark Electronics, Inc.	998	23,353
Corning, Inc.[1]	655	23,121
Parker-Hannifin Corp.[1]	112	20,600
Rexnord Corp.*	661	20,359
KBR, Inc.	913	19,292
Kansas City Southern[1]	169	19,145
Sonoco Products Co.	341	18,926
Tech Data Corp.*	263	18,823
Werner Enterprises, Inc.	532	18,806
Gentex Corp.	863	18,520
Owens Corning	336	18,235
Vishay Intertechnology, Inc.	895	18,213
PGT Innovations, Inc.*	804	17,366
Coherent, Inc.*	100	17,219
Total Industrial		1,464,568
Financial - 11.5%
Senior Housing Properties Trust REIT	4,555	79,986
Allstate Corp.[1]	548	54,088
JPMorgan Chase & Co.[1]	454	51,229
Ventas, Inc. REIT[1]	817	44,428
Travelers Companies, Inc.[1]	337	43,712
Apartment Investment & Management Co. — Class A REIT	985	43,468
Aflac, Inc.[1]	919	43,257
Prudential Financial, Inc.[1]	406	41,136
Park Hotels & Resorts, Inc. REIT	1,235	40,533
Equity Commonwealth REIT*	1,205	38,668
Hospitality Properties Trust REIT	1,302	37,550
Visa, Inc. — Class A1	246	36,922
Host Hotels & Resorts, Inc. REIT[1]	1,719	36,271
Bank of New York Mellon Corp.[1]	695	35,438
Principal Financial Group, Inc.[1]	578	33,865
Hartford Financial Services Group, Inc.[1]	654	32,674
MetLife, Inc.[1]	660	30,835
Weingarten Realty Investors REIT	987	29,373
Piedmont Office Realty Trust, Inc. — Class A REIT	1,526	28,887
State Street Corp.[1]	316	26,475
Lazard Ltd. — Class A	532	25,605
EPR Properties REIT	365	24,970
Ameriprise Financial, Inc.	161	23,773
Summit Hotel Properties, Inc. REIT	1,729	23,393
Raymond James Financial, Inc.	246	22,644
Franklin Resources, Inc.[1]	740	22,504
Capital One Financial Corp.	231	21,929
Synchrony Financial[1]	656	20,389
CyrusOne, Inc. REIT	187	11,856
Irish Bank Resolution Corporation Ltd.*,†††	16,638	---
Total Financial		1,005,858
Consumer, Cyclical - 9.8%
Southwest Airlines Co.[1]	744	46,463
Delta Air Lines, Inc.[1]	727	42,042
La-Z-Boy, Inc.	1,242	39,247
Lear Corp.[1]	267	38,715
PACCAR, Inc.[1]	556	37,914
JetBlue Airways Corp.*	1,919	37,152
Allison Transmission Holdings, Inc.	714	37,135
Copa Holdings S.A. — Class A	439	35,049
PulteGroup, Inc.	1,189	29,451
United Continental Holdings, Inc.*	315	28,054
Lions Gate Entertainment Corp. — Class A	1,009	24,609
Toll Brothers, Inc.	732	24,178
BorgWarner, Inc.	516	22,075
Meritor, Inc.*	1,107	21,432
PVH Corp.	137	19,783
Alaska Air Group, Inc.[1]	287	19,763
Children's Place, Inc.	154	19,681
Dollar General Corp.	180	19,674
TJX Companies, Inc.	175	19,603
AutoZone, Inc.*	25	19,393
Best Buy Company, Inc.	244	19,364
Walmart, Inc.	203	19,064
Las Vegas Sands Corp.	319	18,926
Darden Restaurants, Inc.	170	18,902
Nu Skin Enterprises, Inc. — Class A	225	18,545
Dana, Inc.	990	18,483
General Motors Co.[1]	541	18,215
KB Home	758	18,124
TRI Pointe Group, Inc.*	1,454	18,030
Delphi Technologies plc	564	17,687
Hyatt Hotels Corp. — Class A	208	16,555
DR Horton, Inc.	383	16,155
Carter's, Inc.	163	16,072
Cooper-Standard Holdings, Inc.*	131	15,717
American Axle & Manufacturing Holdings, Inc.*	867	15,121
Visteon Corp.*	156	14,492
Total Consumer, Cyclical		860,865
Technology - 8.8%
HP, Inc.[1]	2,220	57,209
Fidelity National Information Services, Inc.[1]	428	46,682
Amdocs Ltd.	699	46,120
DXC Technology Co.[1]	479	44,796
Cognizant Technology Solutions Corp. — Class A1	530	40,890
Skyworks Solutions, Inc.[1]	389	35,286
Cirrus Logic, Inc.*	872	33,659
International Business Machines Corp.[1]	209	31,603
Intel Corp.[1]	621	29,367
MAXIMUS, Inc.	438	28,496

Series Z (Alpha Opportunity Series)
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2018

	Shares	Value
COMMON STOCKS† - 103.5% (continued)
Technology - 8.8% (continued)
Accenture plc — Class A1	164	$27,913
Leidos Holdings, Inc.	393	27,180
Citrix Systems, Inc.*	242	26,901
Paychex, Inc.[1]	360	26,514
Oracle Corp.[1]	510	26,296
Apple, Inc.	104	23,477
Broadridge Financial Solutions, Inc.[1]	173	22,827
Fiserv, Inc.*,1	276	22,737
Microsoft Corp.[1]	184	21,044
ON Semiconductor Corp.*,1	1,135	20,918
NetApp, Inc.[1]	241	20,700
Seagate Technology plc[1]	437	20,692
Texas Instruments, Inc.	185	19,849
Western Digital Corp.[1]	334	19,552
Hewlett Packard Enterprise Co.	1,140	18,593
Analog Devices, Inc.	196	18,122
Icad, Inc.*	3,893	11,329
Total Technology		768,752
Utilities - 8.4%
National Fuel Gas Co.	1,595	89,416
Portland General Electric Co.	1,829	83,421
Exelon Corp.[1]	1,852	80,858
UGI Corp.	1,240	68,795
El Paso Electric Co.	1,200	68,640
PNM Resources, Inc.	1,597	63,002
Consolidated Edison, Inc.[1]	579	44,114
OGE Energy Corp.	1,180	42,857
Pinnacle West Capital Corp.	532	42,124
Ameren Corp.[1]	637	40,271
AES Corp.	2,709	37,926
Entergy Corp.[1]	395	32,046
FirstEnergy Corp.[1]	757	28,138
American Electric Power Company, Inc.	274	19,421
Total Utilities		741,029
Communications - 7.8%
Verizon Communications, Inc.[1]	1,561	83,342
Telephone & Data Systems, Inc.	1,923	58,517
Zayo Group Holdings, Inc.*	1,633	56,698
Cisco Systems, Inc.[1]	944	45,926
Omnicom Group, Inc.[1]	607	41,288
F5 Networks, Inc.*,1	181	36,095
ARRIS International plc*	1,268	32,955
Juniper Networks, Inc.[1]	1,092	32,727
Interpublic Group of Companies, Inc.	1,415	32,361
News Corp. — Class A	2,172	28,649
CenturyLink, Inc.[1]	1,322	28,026
Scholastic Corp.	497	23,205
Vonage Holdings Corp.*	1,575	22,302
AMC Networks, Inc. — Class A*	330	21,892
InterDigital, Inc.	268	21,440
Boingo Wireless, Inc.*	598	20,870
CDW Corp.[1]	232	20,629
Cogent Communications Holdings, Inc.	356	19,865
Shenandoah Telecommunications Co.	483	18,716
TEGNA, Inc.	1,509	18,048
Sirius XM Holdings, Inc.	2,763	17,462
Total Communications		681,013
Energy - 5.0%
Exxon Mobil Corp.[1]	896	76,178
Chevron Corp.[1]	561	68,599
Valero Energy Corp.[1]	530	60,287
Phillips 66[1]	497	56,022
Occidental Petroleum Corp.[1]	672	55,218
HollyFrontier Corp.[1]	312	21,809
Williams Companies, Inc.[1]	755	20,529
PBF Energy, Inc. — Class A	399	19,914
Kinder Morgan, Inc.[1]	1,114	19,751
ConocoPhillips[1]	250	19,350
Murphy USA, Inc.*	224	19,143
Total Energy		436,800
Basic Materials - 3.8%
Eastman Chemical Co.[1]	660	63,175
LyondellBasell Industries N.V. — Class A1	472	48,385
Olin Corp.	1,577	40,497
Huntsman Corp.	1,370	37,305
Westlake Chemical Corp.[1]	440	36,568
Cabot Corp.	484	30,357
Chemours Co.	646	25,478
International Paper Co.[1]	399	19,611
Celanese Corp. — Class A	165	18,810
Domtar Corp.	298	15,547
Total Basic Materials		335,733
Total Common Stocks
(Cost $8,951,951)		9,080,356

MONEY MARKET FUND† - 2.3%
Goldman Sachs Financial Square Treasury Instruments Fund — Institutional Class 1.91%[2]	200,639	200,639
Total Money Market Fund
(Cost $200,639)		200,639
Total Investments - 105.8%
(Cost $9,152,590)		$9,280,995
Other Assets & Liabilities, net - (5.8)%		(507,497)
Total Net Assets - 100.0%		$8,773,498

Series Z (Alpha Opportunity Series)
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2018

Custom Basket Swap Agreements

Counterparty	Index	Financing Rate Pay (Receive)	Payment Frequency	Maturity Date	Notional Amount	Value and Unrealized Appreciation (Depreciation)
OTC Custom Basket Swap Agreements ††
Morgan Stanley	Alpha Opportunity Portfolio Long Custom Basket Swap[3]	2.35%	At Maturity	02/01/19	$3,279,434	$63,524
OTC Custom Basket Swap Agreements Sold Short††
Morgan Stanley	Alpha Opportunity Portfolio Short Custom Basket Swap[4]	(1.57)%	At Maturity	02/01/19	$10,013,962	$(510,187)

Series Z (Alpha Opportunity Series)
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2018

	Shares	Percentage Value	Value and Unrealized Appreciation (Depreciation)
CUSTOM BASKET OF LONG SECURITIES[3]
Archer-Daniels-Midland Co.	697	7.8%	$4,974
Genesee & Wyoming, Inc. — Class A*	246	7.7%	4,893
Amgen, Inc.	114	6.4%	4,046
UGI Corp.	446	6.4%	4,033
Cisco Systems, Inc.	339	6.3%	3,976
Telephone & Data Systems, Inc.	691	6.0%	3,828
Medtronic plc	204	5.8%	3,667
Pfizer, Inc.	598	5.5%	3,517
Allison Transmission Holdings, Inc.	256	5.2%	3,314
Portland General Electric Co.	657	4.6%	2,942
National Fuel Gas Co.	573	4.6%	2,934
El Paso Electric Co.	431	4.1%	2,602
CVS Health Corp.	255	4.0%	2,557
Exxon Mobil Corp.	322	3.9%	2,498
Valero Energy Corp.	190	3.9%	2,475
F5 Networks, Inc.*	65	3.9%	2,452
Exelon Corp.	666	3.8%	2,424
Verizon Communications, Inc.	561	3.8%	2,412
WellCare Health Plans, Inc.*	18	3.6%	2,261
Charles River Laboratories International, Inc.*	87	3.5%	2,219
EnerSys	142	3.4%	2,178
Eli Lilly & Co.	112	3.3%	2,098
PNM Resources, Inc.	574	3.2%	2,042
Gibraltar Industries, Inc.*	267	3.2%	2,037
Park Hotels & Resorts, Inc.	444	3.1%	1,958
Greenbrier Companies, Inc.	255	3.0%	1,916
Procter & Gamble Co.	208	2.9%	1,836
Cardtronics plc — Class A*	239	2.8%	1,806
Snap-on, Inc.	54	2.8%	1,805
KBR, Inc.	328	2.8%	1,784
Senior Housing Properties Trust	1,638	2.8%	1,780
Ameren Corp.	229	2.8%	1,768
NetApp, Inc.	86	2.7%	1,724
Regal Beloit Corp.	259	2.7%	1,715
Norfolk Southern Corp.	47	2.6%	1,640
HP, Inc.	798	2.5%	1,604
Merck & Company, Inc.	117	2.5%	1,590
Juniper Networks, Inc.	393	2.4%	1,495
AMC Networks, Inc. — Class A*	118	2.4%	1,490
STERIS plc	76	2.3%	1,482
Bristol-Myers Squibb Co.	154	2.3%	1,448
Allergan plc	43	2.3%	1,439
Delta Air Lines, Inc.	261	2.1%	1,365
Kroger Co.	306	2.1%	1,334
AES Corp.	974	2.1%	1,318
Danaher Corp.	230	2.1%	1,315
Occidental Petroleum Corp.	241	2.1%	1,311
Chevron Corp.	201	2.0%	1,274
Corning, Inc.	235	2.0%	1,270
CenturyLink, Inc.	475	1.9%	1,177
Fidelity National Information Services, Inc.	154	1.8%	1,169
Travelport Worldwide Ltd.	725	1.8%	1,120
Southwest Airlines Co.	267	1.8%	1,110
Crane Co.	135	1.7%	1,071
Visa, Inc. — Class A	88	1.6%	1,015
Eaton Corporation plc	101	1.6%	998
Thermo Fisher Scientific, Inc.	52	1.6%	995
EMCOR Group, Inc.	284	1.6%	987
Edwards Lifesciences Corp.*	34	1.6%	987
Broadridge Financial Solutions, Inc.	62	1.5%	960
Zimmer Biomet Holdings, Inc.	65	1.5%	954
Humana, Inc.	20	1.5%	931
Dover Corp.	127	1.4%	918
Apartment Investment & Management Co. — Class A	354	1.2%	786
ConocoPhillips	90	1.2%	783
Oracle Corp.	183	1.2%	773
Sysco Corp.	189	1.2%	773
Domtar Corp.	107	1.2%	758
DXC Technology Co.	172	1.2%	749
TEGNA, Inc.	542	1.2%	733
Allstate Corp.	197	1.1%	722
Sabre Corp.	339	1.1%	698
Leidos Holdings, Inc.	141	1.1%	676
FirstEnergy Corp.	272	1.0%	656
United Continental Holdings, Inc.*	113	1.0%	648
Biogen, Inc.*	19	1.0%	645
Avnet, Inc.	211	1.0%	627
Gilead Sciences, Inc.	119	1.0%	609
CoreLogic, Inc.*	251	0.9%	599
Jabil, Inc.	357	0.9%	582
Jazz Pharmaceuticals plc*	146	0.9%	565
Fiserv, Inc.*	99	0.9%	551
Parker-Hannifin Corp.	40	0.8%	540
Baxter International, Inc.	163	0.8%	533
McCormick & Company, Inc.	53	0.8%	522
PepsiCo, Inc.	87	0.8%	521
TreeHouse Foods, Inc.*	52	0.8%	510
Microsoft Corp.	66	0.8%	506
Alexion Pharmaceuticals, Inc.*	53	0.8%	496
Kimberly-Clark Corp.	101	0.8%	489
Altria Group, Inc.	120	0.8%	481
Paychex, Inc.	129	0.7%	473
Scholastic Corp.	178	0.7%	464
Hershey Co.	84	0.7%	456
Pinnacle West Capital Corp.	191	0.7%	445
Alaska Air Group, Inc.	103	0.7%	442
HCA Healthcare, Inc.	51	0.7%	441
Vishay Intertechnology, Inc.	321	0.7%	437
Simply Good Foods Co.*	384	0.7%	432
Equity Commonwealth*	433	0.7%	426
Caterpillar, Inc.	75	0.6%	399
Accenture plc — Class A	59	0.6%	388
Abbott Laboratories	258	0.6%	382
CDW Corp.	83	0.6%	381
Colgate-Palmolive Co.	103	0.6%	367
IQVIA Holdings, Inc.*	74	0.5%	348
Rexnord Corp.*	237	0.5%	341
Trinity Industries, Inc.	250	0.5%	338
Entergy Corp.	142	0.5%	334
Anthem, Inc.	21	0.5%	330
Ameriprise Financial, Inc.	58	0.5%	309
Carter's, Inc.	71	0.5%	306
Kansas City Southern	61	0.5%	298
OGE Energy Corp.	424	0.4%	260
JPMorgan Chase & Co.	163	0.4%	259
PBF Energy, Inc. — Class A	143	0.4%	252
MetLife, Inc.	237	0.4%	251
ARRIS International plc*	456	0.4%	246
IDEXX Laboratories, Inc.*	38	0.4%	243
Boingo Wireless, Inc.*	90	0.4%	241
Synchrony Financial	236	0.4%	230
Hill-Rom Holdings, Inc.	122	0.4%	223
Interpublic Group of Companies, Inc.	508	0.3%	218
Zoetis, Inc.	204	0.3%	216
PVH Corp.	49	0.3%	215
Post Holdings, Inc.*	140	0.3%	211
International Business Machines Corp.	75	0.3%	210
CenterPoint Energy, Inc.	641	0.3%	205
Hospitality Properties Trust	468	0.3%	193
Medpace Holdings, Inc.*	119	0.3%	191
Aflac, Inc.	330	0.3%	183
La-Z-Boy, Inc.	446	0.3%	165
Darling Ingredients, Inc.*	307	0.2%	157
Shenandoah Telecommunications Co.	173	0.2%	156
Apple, Inc.	37	0.2%	148
Best Buy Company, Inc.	87	0.2%	144
Estee Lauder Companies, Inc. — Class A	48	0.2%	143
Celgene Corp.*	79	0.2%	134
Bruker Corp.	291	0.2%	130
American Electric Power Company, Inc.	98	0.2%	116
Illumina, Inc.*	19	0.2%	114
LivaNova plc*	55	0.2%	108
TJX Companies, Inc.	63	0.2%	108
Weingarten Realty Investors	355	0.2%	105
Children's Place, Inc.	55	0.2%	103
Consolidated Edison, Inc.	208	0.1%	92
Hyatt Hotels Corp. — Class A	75	0.1%	86
Trinseo S.A.	144	0.1%	80
Summit Hotel Properties, Inc.	622	0.1%	78
Dollar General Corp.	64	0.1%	62
Bio-Rad Laboratories, Inc. — Class A*	23	0.1%	57
Ligand Pharmaceuticals, Inc. — Class B*	25	0.1%	53
Sirius XM Holdings, Inc.	993	0.1%	53
Brown-Forman Corp. — Class B	139	0.1%	45
AutoZone, Inc.*	9	0.1%	43
Constellation Brands, Inc. — Class A	32	0.1%	42
Raymond James Financial, Inc.	88	0.1%	39
Innoviva, Inc.*	462	0.1%	37
Monster Beverage Corp.*	118	0.1%	36
Intuitive Surgical, Inc.*	12	0.0%	26
Citrix Systems, Inc.*	87	0.0%	25
McKesson Corp.	231	0.0%	24
Analog Devices, Inc.	70	0.0%	13
Kinder Morgan, Inc.	400	0.0%	9
Travelers Companies, Inc.	121	0.0%	1
Piedmont Office Realty Trust, Inc. — Class A	549	0.0%	(2)
Cooper-Standard Holdings, Inc.*	47	0.0%	(6)
Cogent Communications Holdings, Inc.	128	0.0%	(7)
JetBlue Airways Corp.*	690	0.0%	(16)
InterDigital, Inc.	96	0.0%	(17)
Texas Instruments, Inc.	66	(0.1%)	(44)
Becton Dickinson and Co.	26	(0.1%)	(44)
Spirit AeroSystems Holdings, Inc. — Class A	107	(0.1%)	(44)
Hologic, Inc.*	142	(0.1%)	(47)
EPR Properties	131	(0.1%)	(68)
Pentair plc	283	(0.1%)	(74)
Flowers Foods, Inc.	363	(0.1%)	(75)
Herbalife Nutrition Ltd.*	125	(0.1%)	(81)
Vonage Holdings Corp.*	566	(0.1%)	(83)
Murphy USA, Inc.*	80	(0.1%)	(85)
Waters Corp.*	56	(0.1%)	(93)
Sonoco Products Co.	122	(0.1%)	(95)
United Rentals, Inc.*	63	(0.2%)	(97)
Nu Skin Enterprises, Inc. — Class A	81	(0.2%)	(102)
Molina Healthcare, Inc.*	38	(0.2%)	(103)
Johnson & Johnson	64	(0.2%)	(111)
MEDNAX, Inc.*	148	(0.2%)	(112)
Walmart, Inc.	73	(0.2%)	(114)
Capital One Financial Corp.	83	(0.2%)	(133)
Lazard Ltd. — Class A	191	(0.2%)	(138)
American Axle & Manufacturing Holdings, Inc.*	311	(0.2%)	(139)
Belden, Inc.	133	(0.2%)	(140)
Celanese Corp. — Class A	59	(0.2%)	(150)
Las Vegas Sands Corp.	114	(0.2%)	(154)
Darden Restaurants, Inc.	61	(0.3%)	(159)
Mondelez International, Inc. — Class A	374	(0.3%)	(168)
Skyworks Solutions, Inc.	140	(0.3%)	(169)
Performance Food Group Co.*	426	(0.3%)	(172)
FedEx Corp.	58	(0.3%)	(181)
DR Horton, Inc.	137	(0.3%)	(183)
HollyFrontier Corp.	112	(0.3%)	(183)
Amdocs Ltd.	251	(0.3%)	(201)
Edgewell Personal Care Co.*	51	(0.3%)	(205)
Hewlett Packard Enterprise Co.	409	(0.3%)	(206)
Host Hotels & Resorts, Inc.	618	(0.3%)	(218)
Central Garden & Pet Co. — Class A*	196	(0.3%)	(222)
Kellogg Co.	351	(0.4%)	(235)
Cognizant Technology Solutions Corp. — Class A	190	(0.4%)	(235)
MAXIMUS, Inc.	157	(0.4%)	(247)
Vector Group Ltd.	614	(0.4%)	(268)
Ventas, Inc.	293	(0.4%)	(270)
Oshkosh Corp.	158	(0.4%)	(274)
Packaging Corporation of America	138	(0.4%)	(277)
Visteon Corp.*	56	(0.5%)	(316)
State Street Corp.	113	(0.6%)	(352)
Williams Companies, Inc.	271	(0.6%)	(390)
KB Home	272	(0.7%)	(419)
Werner Enterprises, Inc.	191	(0.7%)	(437)
Quanta Services, Inc.*	284	(0.7%)	(451)
Lions Gate Entertainment Corp. — Class A	363	(0.7%)	(453)
Hartford Financial Services Group, Inc.	235	(0.7%)	(456)
Bank of New York Mellon Corp.	250	(0.7%)	(459)
Western Union Co.	772	(0.8%)	(488)
Prudential Financial, Inc.	146	(0.8%)	(500)
TRI Pointe Group, Inc.*	523	(0.8%)	(501)
Principal Financial Group, Inc.	207	(0.8%)	(510)
Varian Medical Systems, Inc.*	104	(0.8%)	(518)
BorgWarner, Inc.	185	(0.8%)	(528)
Toll Brothers, Inc.	263	(0.9%)	(564)
Gentex Corp.	310	(0.9%)	(565)
Masco Corp.	432	(1.0%)	(607)
Lamb Weston Holdings, Inc.	230	(1.0%)	(608)
Mylan N.V.*	265	(1.0%)	(623)
PACCAR, Inc.	200	(1.0%)	(624)
WestRock Co.	327	(1.0%)	(635)
Evo Payments, Inc. — Class A*	468	(1.0%)	(644)
Franklin Resources, Inc.	266	(1.0%)	(649)
Zayo Group Holdings, Inc.*	587	(1.0%)	(666)
Cabot Corp.	174	(1.0%)	(666)
Dana, Inc.	356	(1.2%)	(745)
Arrow Electronics, Inc.*	167	(1.2%)	(750)
Phillips 66	178	(1.2%)	(776)
Louisiana-Pacific Corp.	561	(1.3%)	(854)
Pilgrim's Pride Corp.*	500	(1.4%)	(885)
International Paper Co.	143	(1.4%)	(920)
Icad, Inc.*	1,576	(1.5%)	(938)
Meritor, Inc.*	398	(1.5%)	(945)
AGCO Corp.	189	(1.7%)	(1,060)
US Foods Holding Corp.*	478	(1.7%)	(1,093)
Intel Corp.	223	(1.7%)	(1,104)
Boise Cascade Co.	359	(1.8%)	(1,171)
Coherent, Inc.*	36	(1.9%)	(1,185)
Cirrus Logic, Inc.*	313	(1.9%)	(1,237)
Eastman Chemical Co.	237	(2.0%)	(1,265)
TE Connectivity Ltd.	178	(2.1%)	(1,303)
Omnicom Group, Inc.	218	(2.1%)	(1,312)
Seagate Technology plc	157	(2.1%)	(1,332)
General Motors Co.	194	(2.2%)	(1,366)
Kraft Heinz Co.	344	(2.2%)	(1,406)
PulteGroup, Inc.	427	(2.3%)	(1,450)
AECOM*	585	(2.4%)	(1,505)
LyondellBasell Industries N.V. — Class A	169	(2.4%)	(1,534)
Chemours Co.	232	(2.6%)	(1,659)
Cummins, Inc.	121	(2.7%)	(1,693)
Westlake Chemical Corp.	158	(2.9%)	(1,858)
Huntsman Corp.	492	(3.0%)	(1,877)
Cardinal Health, Inc.	557	(3.1%)	(1,973)
Benchmark Electronics, Inc.	359	(3.1%)	(1,998)
Olin Corp.	567	(3.3%)	(2,075)
ON Semiconductor Corp.*	408	(3.4%)	(2,178)
Tech Data Corp.*	94	(3.4%)	(2,179)
Delphi Technologies plc	203	(3.7%)	(2,336)
Western Digital Corp.	120	(3.7%)	(2,353)
News Corp. — Class A	781	(3.8%)	(2,397)
Owens Corning	121	(4.7%)	(2,981)
Ingredion, Inc.	201	(5.6%)	(3,541)
Lear Corp.	96	(5.6%)	(3,575)
Tyson Foods, Inc. — Class A	402	(6.7%)	(4,271)
Molson Coors Brewing Co. — Class B	319	(7.8%)	(4,934)
Copa Holdings S.A. — Class A	157	(8.6%)	(5,471)
Total Custom Basket of Long Securities			63,524

Series Z (Alpha Opportunity Series)
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2018

	Shares	Percentage Value	Value and Unrealized Appreciation (Depreciation)
CUSTOM BASKET OF SHORT SECURITIES[4]
Healthcare Services Group, Inc.	(2,268)	(3.3%)	$16,594
Summit Materials, Inc. — Class A*	(3,662)	(2.7%)	13,759
NewMarket Corp.	(325)	(2.0%)	9,995
Tesla, Inc.*	(103)	(1.8%)	9,057
Martin Marietta Materials, Inc.	(209)	(1.3%)	6,744
Royal Gold, Inc.	(619)	(1.2%)	6,340
Texas Capital Bancshares, Inc.*	(351)	(1.1%)	5,812
LendingTree, Inc.*	(117)	(1.0%)	5,058
Valley National Bancorp	(3,678)	(1.0%)	4,983
MarketAxess Holdings, Inc.	(226)	(1.0%)	4,839
Capitol Federal Financial, Inc.	(6,055)	(0.9%)	4,783
Vulcan Materials Co.	(484)	(0.9%)	4,705
Goldman Sachs Group, Inc.	(176)	(0.9%)	4,570
Sterling Bancorp	(1,598)	(0.8%)	4,055
First Horizon National Corp.	(2,188)	(0.7%)	3,522
Charles Schwab Corp.	(640)	(0.7%)	3,346
Schlumberger Ltd.	(428)	(0.6%)	3,185
Whirlpool Corp.	(216)	(0.6%)	3,142
TripAdvisor, Inc.*	(513)	(0.6%)	3,099
BB&T Corp.	(840)	(0.6%)	3,007
Steven Madden Ltd.	(1,284)	(0.6%)	2,830
New York Community Bancorp, Inc.	(2,495)	(0.5%)	2,691
People's United Financial, Inc.	(1,471)	(0.5%)	2,669
Nucor Corp.	(571)	(0.5%)	2,652
Investors Bancorp, Inc.	(3,642)	(0.5%)	2,558
Robert Half International, Inc.	(427)	(0.5%)	2,468
Pinnacle Financial Partners, Inc.	(622)	(0.5%)	2,398
Signature Bank	(247)	(0.5%)	2,387
ABM Industries, Inc.	(1,373)	(0.5%)	2,360
Associated Banc-Corp.	(1,162)	(0.4%)	2,225
Wabtec Corp.	(252)	(0.4%)	2,148
Meredith Corp.	(1,011)	(0.4%)	1,821
BWX Technologies, Inc.	(424)	(0.4%)	1,816
KeyCorp	(1,294)	(0.4%)	1,805
Douglas Emmett, Inc.	(2,014)	(0.3%)	1,762
PriceSmart, Inc.	(498)	(0.3%)	1,723
Chubb Ltd.	(360)	(0.3%)	1,594
Fifth Third Bancorp	(890)	(0.3%)	1,388
Liberty Property Trust	(815)	(0.3%)	1,303
Devon Energy Corp.	(759)	(0.3%)	1,294
WR Grace & Co.	(1,031)	(0.2%)	1,271
Covanta Holding Corp.	(2,214)	(0.2%)	1,217
DowDuPont, Inc.	(383)	(0.2%)	1,197
U.S. Bancorp	(783)	(0.2%)	1,184
Compass Minerals International, Inc.	(903)	(0.2%)	1,105
Multi-Color Corp.	(646)	(0.2%)	1,021
First Republic Bank	(753)	(0.2%)	993
Washington Federal, Inc.	(822)	(0.2%)	924
Marriott International, Inc. — Class A	(501)	(0.2%)	875
Commercial Metals Co.	(2,823)	(0.2%)	872
Polaris Industries, Inc.	(251)	(0.2%)	861
American Homes 4 Rent — Class A	(1,808)	(0.2%)	789
US Ecology, Inc.	(343)	(0.2%)	775
Huntington Bancshares, Inc.	(1,704)	(0.1%)	720
Public Storage	(170)	(0.1%)	701
Corporate Office Properties Trust	(887)	(0.1%)	629
Leggett & Platt, Inc.	(1,634)	(0.1%)	615
Old National Bancorp	(1,324)	(0.1%)	613
JBG SMITH Properties	(1,236)	(0.1%)	543
Southern Copper Corp.	(1,922)	(0.1%)	517
PolyOne Corp.	(1,178)	(0.1%)	487
Asbury Automotive Group, Inc.*	(369)	(0.1%)	462
CarMax, Inc.*	(349)	(0.1%)	427
Praxair, Inc.	(134)	(0.1%)	424
Camden Property Trust	(604)	(0.1%)	417
Ally Financial, Inc.	(1,090)	(0.1%)	410
S&P Global, Inc.	(137)	(0.1%)	365
Mid-America Apartment Communities, Inc.	(265)	(0.1%)	357
Paramount Group, Inc.	(3,472)	(0.1%)	287
Air Products & Chemicals, Inc.	(129)	(0.1%)	287
Coca-Cola Co.	(570)	(0.1%)	273
Ball Corp.	(488)	(0.1%)	256
Floor & Decor Holdings, Inc. — Class A*	(102)	0.0%	254
Sealed Air Corp.	(631)	0.0%	210
Graphic Packaging Holding Co.	(1,827)	0.0%	200
Berry Global Group, Inc.*	(525)	0.0%	185
Caesars Entertainment Corp.*	(2,429)	0.0%	174
Guidewire Software, Inc.*	(367)	0.0%	165
Hormel Foods Corp.	(659)	0.0%	143
Sensient Technologies Corp.	(1,253)	0.0%	132
Howard Hughes Corp.*	(456)	0.0%	113
Silgan Holdings, Inc.	(917)	0.0%	57
Royal Caribbean Cruises Ltd.	(202)	0.0%	(15)
Roper Technologies, Inc.	(162)	0.0%	(93)
Tractor Supply Co.	(290)	0.0%	(95)
Charter Communications, Inc. — Class A*	(81)	0.0%	(106)
Choice Hotels International, Inc.	(317)	0.0%	(133)
Regency Centers Corp.	(450)	0.0%	(147)
Boston Properties, Inc.	(439)	0.0%	(186)
Viad Corp.	(438)	0.0%	(247)
Intercontinental Exchange, Inc.	(405)	0.1%	(255)
Dentsply Sirona, Inc.	(689)	0.1%	(274)
Everest Re Group Ltd.	(148)	0.1%	(278)
Service Corporation International	(597)	0.1%	(301)
Henry Schein, Inc.*	(314)	0.1%	(303)
Sotheby's*	(536)	0.1%	(368)
Norwegian Cruise Line Holdings Ltd.*	(461)	0.1%	(394)
Ulta Beauty, Inc.*	(94)	0.1%	(403)
Sempra Energy	(382)	0.1%	(461)
Genuine Parts Co.	(584)	0.1%	(464)
Northrop Grumman Corp.	(92)	0.1%	(471)
PPG Industries, Inc.	(739)	0.1%	(483)
Alexandria Real Estate Equities, Inc.	(430)	0.1%	(536)
Atmos Energy Corp.	(285)	0.1%	(539)
EOG Resources, Inc.	(330)	0.1%	(559)
Hanesbrands, Inc.	(1,449)	0.1%	(655)
Invitation Homes, Inc.	(3,632)	0.1%	(675)
PayPal Holdings, Inc.*	(306)	0.1%	(691)
Scotts Miracle-Gro Co. — Class A	(666)	0.1%	(715)
Omnicell, Inc.*	(375)	0.1%	(738)
National Oilwell Varco, Inc.	(889)	0.2%	(882)
Welltower, Inc.	(836)	0.2%	(952)
Vornado Realty Trust	(834)	0.2%	(952)
Church & Dwight Company, Inc.	(444)	0.2%	(960)
Palo Alto Networks, Inc.*	(121)	0.2%	(1,023)
Terreno Realty Corp.	(2,327)	0.2%	(1,246)
NVIDIA Corp.	(99)	0.3%	(1,291)
FireEye, Inc.*	(1,709)	0.3%	(1,338)
Parsley Energy, Inc. — Class A*	(991)	0.3%	(1,369)
WPX Energy, Inc.*	(1,788)	0.3%	(1,390)
AMETEK, Inc.	(526)	0.3%	(1,435)
Crown Castle International Corp.	(483)	0.3%	(1,459)
Cooper Companies, Inc.	(82)	0.3%	(1,486)
Essex Property Trust, Inc.	(236)	0.3%	(1,508)
HB Fuller Co.	(967)	0.3%	(1,519)
Mobile Mini, Inc.	(1,283)	0.3%	(1,619)
Republic Services, Inc. — Class A	(1,022)	0.3%	(1,663)
Ellie Mae, Inc.*	(282)	0.3%	(1,676)
Equinix, Inc.	(111)	0.3%	(1,744)
American Campus Communities, Inc.	(1,394)	0.3%	(1,750)
Equifax, Inc.	(822)	0.3%	(1,757)
General Dynamics Corp.	(192)	0.4%	(1,833)
FMC Corp.	(400)	0.4%	(1,912)
Garmin Ltd.	(377)	0.4%	(1,939)
SBA Communications Corp.*	(311)	0.4%	(2,007)
Booking Holdings, Inc.*	(14)	0.4%	(2,009)
Netflix, Inc.*	(71)	0.4%	(2,043)
IBERIABANK Corp.	(377)	0.4%	(2,118)
Aon plc	(205)	0.4%	(2,171)
Planet Fitness, Inc. — Class A*	(372)	0.4%	(2,183)
American Tower Corp. — Class A	(360)	0.4%	(2,223)
Alliant Energy Corp.	(778)	0.4%	(2,247)
Wolverine World Wide, Inc.	(1,411)	0.5%	(2,382)
Xylem, Inc.	(648)	0.5%	(2,421)
Eaton Vance Corp.	(503)	0.5%	(2,547)
Federal Realty Investment Trust	(228)	0.5%	(2,557)
CF Industries Holdings, Inc.	(497)	0.5%	(2,573)
Waste Management, Inc.	(743)	0.5%	(2,786)
Incyte Corp.*	(395)	0.6%	(2,814)
RenaissanceRe Holdings Ltd.	(294)	0.6%	(2,966)
Monolithic Power Systems, Inc.	(343)	0.6%	(2,974)
Workday, Inc. — Class A*	(212)	0.6%	(2,983)
Texas Roadhouse, Inc. — Class A	(436)	0.6%	(2,996)
KAR Auction Services, Inc.	(743)	0.6%	(3,202)
Sherwin-Williams Co.	(80)	0.6%	(3,209)
Healthcare Trust of America, Inc. — Class A	(3,576)	0.7%	(3,338)
Equity Residential	(892)	0.7%	(3,345)
Ashland Global Holdings, Inc.	(257)	0.7%	(3,364)
Alleghany Corp.	(46)	0.7%	(3,370)
Realty Income Corp.	(1,210)	0.7%	(3,397)
Dominion Energy, Inc.	(1,006)	0.7%	(3,417)
Digital Realty Trust, Inc.	(452)	0.7%	(3,550)
Aramark	(613)	0.7%	(3,614)
Redwood Trust, Inc.	(2,404)	0.7%	(3,783)
Costco Wholesale Corp.	(94)	0.8%	(3,827)
Eversource Energy	(567)	0.8%	(3,881)
TransDigm Group, Inc.*	(74)	0.8%	(3,884)
ServiceNow, Inc.*	(160)	0.8%	(3,946)
Rexford Industrial Realty, Inc.	(1,676)	0.8%	(4,331)
AvalonBay Communities, Inc.	(332)	0.9%	(4,356)
HCP, Inc.	(2,021)	0.9%	(4,464)
Kilroy Realty Corp.	(774)	0.9%	(4,712)
Vail Resorts, Inc.	(77)	1.0%	(4,938)
Haemonetics Corp.*	(495)	1.0%	(5,145)
Retail Opportunity Investments Corp.	(3,227)	1.1%	(5,455)
IHS Markit Ltd.*	(1,706)	1.1%	(5,770)
Glacier Bancorp, Inc.	(776)	1.2%	(5,938)
CyrusOne, Inc.	(633)	1.2%	(6,003)
Cable One, Inc.	(61)	1.2%	(6,150)
Amazon.com, Inc.*	(15)	1.2%	(6,194)
Equity LifeStyle Properties, Inc.	(972)	1.2%	(6,336)
Sun Communities, Inc.	(1,030)	1.2%	(6,345)
ASGN, Inc.*	(760)	1.3%	(6,482)
AptarGroup, Inc.	(432)	1.3%	(6,511)
American Water Works Company, Inc.	(835)	1.3%	(6,541)
South Jersey Industries, Inc.	(1,133)	1.3%	(6,783)
RPM International, Inc.	(1,318)	1.3%	(6,833)
MSA Safety, Inc.	(606)	1.3%	(6,846)
Cannae Holdings, Inc.*	(2,061)	1.4%	(7,184)
FactSet Research Systems, Inc.	(178)	1.4%	(7,266)
Moody's Corp.	(350)	1.4%	(7,296)
White Mountains Insurance Group Ltd.	(75)	1.5%	(7,497)
Copart, Inc.*	(512)	1.5%	(7,652)
salesforce.com, Inc.*	(395)	1.5%	(7,887)
Axis Capital Holdings Ltd.	(1,169)	1.6%	(7,937)
Allegheny Technologies, Inc.*	(1,877)	1.6%	(8,136)
TransUnion	(433)	1.6%	(8,285)
EastGroup Properties, Inc.	(715)	1.7%	(8,925)
Shake Shack, Inc. — Class A*	(448)	1.8%	(9,426)
Markel Corp.*	(108)	1.9%	(9,476)
Cornerstone OnDemand, Inc.*	(529)	1.9%	(9,713)
MSCI, Inc. — Class A	(203)	1.9%	(9,891)
Pegasystems, Inc.	(666)	2.0%	(9,991)
UDR, Inc.	(1,430)	2.0%	(10,114)
Hess Corp.	(862)	2.0%	(10,412)
PTC, Inc.*	(255)	2.1%	(10,657)
Tyler Technologies, Inc.*	(201)	2.2%	(11,356)
Ecolab, Inc.	(371)	2.4%	(12,112)
SPS Commerce, Inc.*	(366)	2.8%	(14,491)
Ultimate Software Group, Inc.*	(131)	3.0%	(15,172)
Crocs, Inc.*	(1,227)	3.1%	(15,653)
CoStar Group, Inc.*	(167)	3.2%	(16,080)
Cintas Corp.	(367)	3.4%	(17,435)
Tetra Tech, Inc.	(1,625)	4.1%	(20,668)
Team, Inc.*	(2,979)	4.4%	(22,480)
RLI Corp.	(1,168)	4.4%	(22,604)
Exponent, Inc.	(1,632)	4.9%	(24,930)
Verisk Analytics, Inc. — Class A*	(874)	5.1%	(25,962)
Balchem Corp.	(1,141)	5.3%	(27,279)
Rollins, Inc.	(2,118)	6.0%	(30,666)
Total Custom Basket of Short Securities			(510,187)

Series Z (Alpha Opportunity Series)
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2018

*	Non-income producing security.
†	Value determined based on Level 1 inputs unless otherwise noted — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or a portion of this security is pledged as custom basket swap collateral at September 30, 2018.
[2]	Rate indicated is the 7-day yield as of September 30, 2018.
[3]	Total Return based on the return of the custom long basket of securities +/- financing at a variable rate. Rate indicated is rate effective at September 30, 2018.
[4]	Total Return based on the return of the custom short basket of securities +/- financing at a variable rate. Rate indicated is rate effective at September 30, 2018.

plc — Public Limited Company

REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at September 30, 2018 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs		Total
Common Stocks	$9,080,356	$—	$—	*	$9,080,356
Money Market Fund	200,639	—	—		200,639
Custom Basket Swap Agreements**	—	63,524	—		63,524
Total Assets	$9,280,995	$63,524	$—	*	$9,344,519

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Custom Basket Swap Agreements**	$—	$510,187	$—	$510,187

*	Market value is less than $1.
**	This derivative is reported as unrealized appreciation/depreciation at period end.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

For the period ended September 30, 2018, there were no transfers between levels.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Note 1 – Organization and Significant Accounting Policies

Organization

Guggenheim Variable Funds Trust (the "Trust"), a Delaware statutory trust, is registered with the SEC under the Investment Company Act of 1940 ("1940 Act"), as an open-ended investment company of the series type. Each series, in effect, is representing a separate fund. The Trust is authorized to issue an unlimited number of shares. The Trust accounts for the assets of each fund separately.

This report covers the Series A (StylePlus—Large Core Series), Series B (Large Cap Value Series), Series D (World Equity Income Series), Series E (Total Return Bond Series), Series F (Floating Rate Strategies Series), Series J (StylePlus—Mid Growth Series), Series N (Managed Asset Allocation Series), Series O (All Cap Value Series), Series P (High Yield Series), Series Q (Small Cap Value Series), Series V (Mid Cap Value Series), Series X (StylePlus—Small Growth Series), Series Y (StylePlus—Large Growth Series) and Series Z (Alpha Opportunity Series), (the "Funds"), each of which is a diversified investment company.

For information on the Funds' policy regarding valuation of investments and other significant accounting policies, please refer to the Funds' most recent semi-annual or annual shareholder report.

Significant Accounting Policies

The Funds operate as investment companies and, accordingly, follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

The following significant accounting policies are in conformity with U.S. generally accepted accounting principles ("U.S. GAAP") and are consistently followed by the Trust. This requires management to make estimates and assumptions that affect the reported amount of assets and liabilities, contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates. All time references are based on Eastern Time.

(a) Valuation of Investments

The Board of Trustees of the Funds (the "Board") has adopted policies and procedures for the valuation of the Funds' investments (the "Valuation Procedures"). Pursuant to the Valuation Procedures, the Board has delegated to a valuation committee, consisting of representatives from Guggenheim's investment management, fund administration, legal and compliance departments (the "Valuation Committee"), the day-to-day responsibility for implementing the Valuation Procedures, including, under most circumstances, the responsibility for determining the fair value of the Funds' securities and/or other assets.

Valuations of the Funds' securities are supplied primarily by pricing services appointed pursuant to the processes set forth in the Valuation Procedures. The Valuation Committee convenes monthly, or more frequently as needed, to review the valuation of all assets which have been fair valued for reasonableness. The Funds' officers, through the Valuation Committee and consistent with the monitoring and review responsibilities set forth in the Valuation Procedures, regularly review procedures used and valuations provided by the pricing services.

If the pricing service cannot or does not provide a valuation for a particular investment or such valuation is deemed unreliable, such investment is fair valued by the Valuation Committee.

Equity securities listed on an exchange (New York Stock Exchange ("NYSE") or American Stock Exchange) are valued at the last quoted sale price as of the close of business on the NYSE, usually 4:00 p.m. on the valuation date. Equity securities listed on the NASDAQ market system are valued at the NASDAQ Official Closing Price on the valuation date, which may not necessarily represent the last sale price. If there has been no sale on such exchange or NASDAQ on a given day, the security is valued at the closing bid price on that day.

Generally, trading in foreign securities markets is substantially completed each day at various times prior to the close of the NYSE. The values of foreign securities are determined as of the close of such foreign markets or the close of the NYSE, if earlier. All investments quoted in foreign currencies are valued in U.S. dollars on the basis of the foreign currency exchange rates prevailing at the close of U.S. business at 4:00 p.m. Investments in foreign securities may involve risks not present in domestic investments. The Valuation Committee will determine the current value of such foreign securities by taking into consideration certain factors which may include those discussed above, as well as the following factors, among others: the value of the securities traded on other foreign markets, ADR trading, closed-end fund trading, foreign currency exchange activity, and the trading prices of financial products that are tied to foreign securities. In addition, under the Valuation Procedures, the Valuation Committee and Guggenheim Investments ("GI") authorized to use prices and other information supplied by a third party pricing vendor in valuing foreign securities.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Open-end investment companies ("mutual funds") are valued at their net asset value ("NAV") as of the close of business, on the valuation date. Exchange-traded funds ("ETFs") and closed-end investment companies ("CEFs") are valued at their last quoted sale price.

U.S. Government securities are valued by either independent pricing services, the last traded fill price, or at the reported bid price at the close of business.

Debt securities with a maturity of greater than 60 days at acquisition are valued at prices that reflect broker-dealer supplied valuations or are obtained from independent pricing services, which may consider the trade activity, treasury spreads, yields or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Short-term debt securities with a maturity of 60 days or less at acquisition are valued at amortized cost, provided such amount approximates market value. Money market funds are valued at their NAV.

Typically, loans are valued using information provided by an independent third party pricing service which uses broker quotes. If the pricing service cannot or does not provide a valuation for a particular investment or such valuation is deemed unrealiable, such investment is fair valued by the Valuation Committee.

Listed options are valued at the official settlement price listed by the exchange, usually as of 4:00 p.m. Long options are valued using the bid price and short options are valued using the ask price. In the event that a settlement price is not available, fair valuation is enacted. Over-the-counter ("OTC") options are valued using the average bid price (for long options) or average ask price (for short options) obtained from one or more security dealers.

The value of futures contracts is accounted for using the unrealized appreciation or depreciation on the contracts that is determined by marking the contracts to their current realized settlement prices. Financial futures contracts are valued at the 4:00 p.m. price on the valuation date. In the event that the exchange for a specific futures contract closes earlier than 4:00 p.m., the futures contract is valued at the official settlement price of the exchange. However, the underlying securities from which the futures contract value is derived are monitored until 4:00 p.m. to determine if fair valuation would provide a more accurate valuation.

The values of OTC swap agreements entered into by a Fund are accounted for using the unrealized appreciation or depreciation on the agreements that are determined by marking the agreements to the last quoted value of the index that the swaps pertain to at the close of the NYSE. The value of interest rate swap agreements entered into by a Fund is accounted for using the unrealized appreciation or depreciation on the agreements that is determined using the spread priced off the previous day's Chicago Mercantile Exchange ("CME") price.

The value of equity swaps with custom portfolio baskets shall be computed by using the last exchange sale price for each underlying equity security within the swap agreement. A custom portfolio equity swap will be adjusted to include dividends accrued, financing charges and/or interest, as applicable, under the swap agreement.

Forward foreign currency exchange contracts are valued daily based on the applicable exchange rate of the underlying currency. The change in value of the contract is recorded as unrealized appreciation or depreciation until the contract is closed. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time the contract was opened and the value at the time it was closed.

Investments for which market quotations are not readily available are fair-valued as determined in good faith by GI, subject to review and approval by the Valuation Committee, pursuant to methods established or ratified by the Board. Valuations in accordance with these methods are intended to reflect each security's (or asset's or liability's) "fair value". Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to market prices; sale prices; broker quotes; and models which derive prices based on inputs such as prices of securities with comparable maturities and characteristics, or based on inputs such as anticipated cash flows or collateral, spread over U.S. Treasury securities, and other information analysis.

In connection with futures contracts and other derivative investments, such factors may include obtaining information as to how (a) these contracts and other derivative investments trade in the futures or other derivative markets, respectively, and (b) the securities underlying these contracts and other derivative investments trade in the cash market.

Certain U.S. Government and Agency Obligations are traded on a discount basis; the interest rates shown on the Schedules of Investments reflect the effective rates paid at the time of purchase by the Funds. Other securities bear interest at the rates shown, payable at fixed dates through maturity.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Senior loans in which the Funds invest generally pay interest rates which are periodically adjusted by reference to a base short-term, floating rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as the one-month or three-month London Inter-Bank Offered Rate (LIBOR), (ii) the prime rate offered by one or more major United States banks, or (iii) the bank's certificate of deposit rate. Senior floating rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The rate at which the borrower repays cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities disclosed in the Funds' Schedules of Investments.. The interest rate indicated is the rate in effect at September 30, 2018.

Note 2 – Financial Instruments and Derivatives

As part of their investment strategy, the Funds utilize short sales and a variety of derivative instruments. These investments involve, to varying degrees, elements of market risk. Valuation and accounting treatment of these instruments can be found under Significant Accounting Policies in Note 1 of these Notes to Schedule of Investments.

Short Sales

A short sale is a transaction in which a Fund sells a security it does not own. If the security sold short decreases in price between the time the Fund sells the security and closes its short position, the Fund will realize a gain on the transaction. Conversely, if the security increases in price during the period, the Fund will realize a loss on the transaction. The risk of such price increases is the principal risk of engaging in short sales.

Derivatives

Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more other assets, such as securities, currencies, commodities or indices. Derivative instruments may be used to increase investment flexibility (including to maintain cash reserves while maintaining exposure to certain other assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. Derivative instruments may also be used to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. U.S. GAAP requires disclosures to enable investors to better understand how and why a Fund uses derivative instruments, how these derivative instruments are accounted for and their effects on the Fund's financial position and results of operations.

The Funds may utilize derivatives for the following purposes:

Duration: the use of an instrument to manage the interest rate risk of a portfolio.

Hedge: an investment made in order to reduce the risk of adverse price movements in a security, by taking an offsetting position to protect against broad market moves.

Income: the use of any instrument that distributes cash flows typically based upon some rate of interest.

Index Exposure: the use of an instrument to obtain exposure to a listed or other type of index.

Leverage: gaining total exposure to equities or other asests on the long and short sides at greater than 100% of invested capital.

Speculation: the use of an instrument to express macro-economic and other investment views.

For any Fund whose investment strategy consistently involves applying leverage, the value of the Fund's shares will tend to increase or decrease more than the value of any increase or decrease in the underlying index or other asset. In addition, because an investment in derivative instruments generally requires a small investment relative to the amount of investment exposure assumed, an opportunity for increased net income is created; but, at the same time, leverage risk will increase. The Fund's use of leverage, through borrowings or instruments such as derivatives, may cause the Fund to be more volatile and riskier than if they had not been leveraged.

Options Purchased and Written

A call option on a security gives the purchaser of the option the right to buy, and the writer of a call option the obligation to sell, the underlying security. The purchaser of a put option has the right to sell, and the writer of the put option the obligation to buy, the underlying security at any time during the option period. The risk associated with purchasing options is limited to the premium originally paid.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Futures

A futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities or other instruments at a set price for delivery at a future date. There are significant risks associated with a Fund's use of futures contracts, including (i) there may be an imperfect or no correlation between the changes in market value of the underlying asset and the prices of futures contracts; (ii) there may not be a liquid secondary market for a futures contract; (iii) trading restrictions or limitations may be imposed by an exchange; and (iv) government regulations may restrict trading in futures contracts. When investing in futures, there is minimal counterparty credit risk to a Fund because futures are exchange-traded and the exchange's clearinghouse, as counterparty to all exchange-traded futures, guarantees against default. Securities held as collateral are noted on the Schedules of Investments.

Swaps

A swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices or rates for a specified amount of an underlying asset. A Fund utilizing OTC swaps bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty or if the underlying asset declines in value. Certain standardized swaps are subject to mandatory central clearing and are executed on a multi-lateral or other trade facility platform, such as a registered exchange. There is limited counterparty credit risk with respect to centrally-cleared swaps as the transaction is facilitated through a central clearinghouse, much like exchange-traded futures contracts. Upon entering into certain centrally-cleared swap transactions, the Fund is required to deposit with its clearing broker an amount of cash or securities as an initital margin. Subsequent variation margin payments or receipts are made or received by the Fund, depending on fluctuations in the fair value of the reference entity. For a fund utilizing interest rate swaps, the exchange bears the risk of loss. There is no guarantee that a fund could eliminate its exposure under an outstanding swap agreement by entering into an offsetting swap agreement with the same or another party.

Total return swaps and custom basket swaps involve commitments where single or multiple cash flows are exchanged based on the price of an underlying reference asset (such as index or basket) or a fixed or variable interest rate. Index swaps will usually be computed based on the current index value as of the close of regular trading on the NYSE or other exchange. A fund utilizing a total return index swap bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty or if the underlying index declines in value.

Interest rate swaps involve the exchange by the Funds with another party for their respective commitment to pay or receive a fixed or variable interest rate on a notional amount of principal. Interest rate swaps are generally centrally-cleared, but central clearing does not make interest rate swap transactions risk free.

Forward Foreign Currency Exchange Contracts

A forward foreign currency exchange contract is an agreement between two parties to exchange two designated currencies at a specific time in the future. Certain types of contracts may be cash settled, in an amount equal to the change in exchange rates during the term of the contract. The contracts can be used to hedge or manage exposure to foreign currency risks with portfolio investments or to gain exposure to foreign currencies.

The market value of a forward foreign currency exchange contract changes with fluctuations in foreign currency exchange rates. Furthermore, the Funds may be exposed to risk if the counterparties cannot meet the contract terms or if the currency value changes unfavorably as compared to the U.S. dollar.

In conjunction with the use of derivative instruments, the Funds are required to maintain collateral in various forms. The Funds use, where appropriate, depending on the financial instrument utilized and the broker involved, margin deposits at the broker, cash and/or securities segregated at the custodian bank, discount notes or repurchase agreements allocated to the Funds.

There are several risks associated with exposure to foreign currencies, foreign issuers and emerging markets. A Fund's indirect and direct exposure to foreign currencies subjects the Fund to the risk that those currencies will decline in value relative to the U.S. dollar, or in the case of short positions, that the U.S. dollar will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates and the imposition of currency controls or other political developments in the U.S. or abroad. In addition, the Fund may incur transaction costs in connection with conversions between various currencies. The Fund may, but is not obligated to, engage in currency hedging transactions, which generally involve buying currency forward, options or futures contracts. However, not all currency risks may be effectively hedged, and in some cases the costs of hedging techniques may outweigh expected benefits. In such instances, the value of securities denominated in foreign currencies can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Certain Funds may invest in securities of foreign companies directly, or in financial instruments, such as ADRs and exchange-traded funds, which are indirectly linked to the performance of foreign issuers. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Investing in securities of foreign companies directly, or in financial instruments that are indirectly linked to the performance of foreign issuers, may involve risks not typically associated with investing in U.S. issuers. The value of securities denominated in foreign currencies, and of dividends from such securities, can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices in some foreign markets may fluctuate more than those of securities traded on U.S. markets. Many foreign countries lack accounting and disclosure standards comparable to those that apply to U.S. companies, and it may be more difficult to obtain reliable information regarding a foreign issuer's financial condition and operations. Transaction costs and costs associated with custody services are generally higher for foreign securities than they are for U.S. securities. Some foreign governments levy withholding taxes against dividend and interest income. Although in some countries portions of these taxes are recoverable, the non-recovered portion will reduce the income received by the Fund.

The Trust has established counterparty credit guidelines and enters into transactions only with financial institutions of investment grade or better. The Trust monitors the counterparty credit risk.

Note 3 – Fair Value Measurement

In accordance with U.S. GAAP, fair value is defined as the price that the Funds would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. U.S. GAAP establishes a three-tier fair value hierarchy based on the types of inputs used to value assets and liabilities and requires corresponding disclosure. The hierarchy and the corresponding inputs are summarized below:

Level 1 — quoted prices in active markets for identical assets or liabilities.

Level 2 — significant other observable inputs (for example quoted prices for securities that are similar based on characteristics such as interest rates, prepayment speeds, credit risk, etc.).

Level 3 — significant unobservable inputs based on the best information available under the circumstances, to the extent observable inputs are not available, which may include assumptions.

The types of inputs available depend on a variety of factors, such as the type of security and the characteristics of the markets in which it trades, if any. Fair valuation determinations that rely on fewer or no observable inputs require greater judgment. Accordingly, fair value determinations for Level 3 securities require the greatest amount of judgment.

Independent pricing services are used to value a majority of the Funds' investments. When values are not available from a pricing service, they will be determined using a variety of sources and techniques, including: market prices; broker quotes; and models which derive prices based on inputs such as prices of securities with comparable maturities and characteristics or based on inputs such as anticipated cash flows or collateral, spread over U.S. Treasury securities, and other information and analysis. A significant portion of the Funds' assets and liabilities are categorized as Level 2, as indicated in this report.

Indicative quotes from broker-dealers, adjusted for fluctuations in criteria such as credit spreads and interest rates, may be also used to value the Funds' assets and liabilities, i.e. prices provided by a broker-dealer or other market participant who has not committed to trade at that price. Although indicative quotes are typically received from established market participants, the Funds may not have the transparency to view the underlying inputs which support the market quotations. Significant changes in an indicative quote would generally result in significant changes in the fair value of the security.

Certain fixed income securities are valued by obtaining a monthly indicative quote from a broker-dealer, adjusted for fluctuations in criteria such as credit spreads and interest rates.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The suitability of the techniques and sources employed to determine fair valuation are regularly monitored and subject to change.

Note 4 – Federal Income Tax Information

The Funds intend to comply with the provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and will distribute substantially all taxable net investment income and capital gains sufficient to relieve the Funds from all, or substantially all, federal income, excise and state income taxes. Therefore, no provision for federal or state income tax is required.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Tax positions taken or expected to be taken in the course of preparing the Funds' tax returns are evaluated to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Management has analyzed the Funds' tax positions taken, or to be taken, on federal income tax returns for all open tax years, and has concluded that no provision for income tax is required in the Funds' financial statements. The Funds' federal tax returns are subject to examination by the Internal Revenue Service for a period of three years after they are filed.

At September 30, 2018, the cost of securities for Federal income tax purposes, the aggregate gross unrealized appreciation for all securities for which there was an excess of value over tax cost, and the aggregate gross unrealized depreciation for all securities for which there was an excess of tax cost over value were as follows:

Fund	Tax Cost	Tax Unrealized Appreciation	Tax Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Series A (StylePlus—Large Core Series)	$224,880,307	$15,952,261	$(1,134,850)	$14,817,411
Series B (Large Cap Value Series)	190,178,804	62,389,396	(4,590,289)	57,799,107
Series D (World Equity Income Series)	136,426,195	15,458,892	(4,583,721)	10,875,171
Series E (Total Return Bond Series)	121,826,698	1,803,413	(4,776,373)	(2,972,960)
Series F (Floating Rate Strategies Series)	74,189,833	194,368	(514,506)	(320,138)
Series J (StylePlus—Mid Growth Series)	171,238,155	11,705,221	(1,125,015)	10,580,206
Series N (Managed Asset Allocation Series)	38,730,299	10,676,746	(626,062)	10,050,684
Series O (All Cap Value Series)	97,000,146	27,146,360	(3,240,174)	23,906,186
Series P (High Yield Series)	73,174,282	641,616	(4,932,861)	(4,291,245)
Series Q (Small Cap Value Series)	76,982,395	16,778,573	(6,285,186)	10,493,387
Series V (Mid Cap Value Series)	196,933,529	34,778,486	(10,468,298)	24,310,188
Series X (StylePlus—Small Growth Series)	37,405,526	1,988,239	(275,596)	1,712,643
Series Y (StylePlus—Large Growth Series)	38,293,012	3,488,257	(148,394)	3,339,863
Series Z (Alpha Opportunity Series)	9,222,853	552,275	(940,796)	(388,521)

Note 5 – Unfunded Loan Commitments

Pursuant to the terms of certain loan agreements, certain Funds held unfunded loan commitments as of September 30, 2018. The Funds are obligated to fund these loan commitments at the borrower's discretion.

The unfunded loan commitments as of September 30, 2018, were as follows:

Fund	Borrower	Maturity Date	Face Amount	Value
Series F (Floating Rate Strategies Series)
	Convergint Technologies	02/03/25	$4,839	$2
	Lumentum Holdings, Inc.	03/11/19	300,000	–
	Mavis Tire Express Services Corp.	03/20/25	58,676	220
	Thermasys Corp.	11/11/18	28,447	–
			$391,962	$222
Series P (High Yield Series)
	Acosta, Inc.	09/26/19	$422,222	$108,811
	Advantage Sales & Marketing LLC	07/25/19	765,000	57,566
	Epicor Software	06/01/20	600,000	24,815
	Lumentum Holdings, Inc.	03/11/19	550,000	–
	Mavis Tire Express Services Corp.	02/28/25	7,197	27
	VT Topco, Inc.	08/17/25	36,600	–
			$2,381,019	$191,219

Note 6 – Restricted Securities

The securities below are considered illiquid and restricted under guidelines established by the Board:

Fund	Restricted Securities	Acquisition Date	Cost	Value
Series E (Total Return Bond Series)
	Copper River CLO Ltd.
	2007-1A, due 01/20/21[1]	05/09/14	$702,000	$56,428
	GMAC Commercial Mortgage Asset Corp.
	2007-HCKM, 6.11% due 08/10/52	10/07/16	1,109,140	970,403
	Mid-Atlantic Military Family Communities LLC
	5.30% due 08/01/50	10/07/16	904,349	833,060
	Turbine Engines Securitization Ltd.
	2013-1A, 5.13% due 12/13/48	11/27/13	464,723	438,876
			$3,180,212	$2,298,767
Series P (High Yield Series)
	KeHE Distributors LLC / KeHE Finance Corp.
	7.63% due 08/15/21	08/07/13	302,467	288,750
	LBC Tank Terminals Holding Netherlands BV
	6.88% due 05/15/23[2]	07/19/13	1,198,840	1,166,188
			$1,501,307	$1,454,938

[1]	Security has no stated coupon. However, it is expected to receive residual cash flow payments on defined deal dates.
[2]	All or a portion of this security is pledged as reverse repurchase agreements collateral at September 30, 2018.

OTHER INFORMATION (Unaudited)

Sector Classification

Information in the "Schedule of Investments" is categorized by sectors using sector-level Classifications defined by the Bloomberg Industry Classification System, a widely recognized industry classification system provider. Each Fund's registration statement has investment policies relating to concentration in specific sectors/industries. For purposes of these investment policies, the Funds usually classify sectors/industries based on industry-level Classifications used by widely recognized industry classification system providers such as Bloomberg Industry Classification System, Global Industry Classification Standards and Barclays Global Classification Scheme.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act (17 CFR 270.30a-2(a)) is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Guggenheim Variable Funds Trust

By (Signature and Title)*	/s/ Brian E. Binder
Brian E. Binder, President and Chief Executive Officer

Date	November 29, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Brian E. Binder
Brian E. Binder, President and Chief Executive Officer

Date	November 29, 2018

By (Signature and Title)*	/s/ John L. Sullivan
John L. Sullivan, Chief Financial Officer, Chief Accounting Officer and Treasurer

Date	November 29, 2018

*	Print the name and title of each signing officer under his or her signature.